UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22903

J.P. Morgan Exchange-Traded Fund Trust

(Exact name of registrant as specified in charter)

277 Park Avenue

New York, NY 10172

(Address of principal executive offices) (Zip code)

Gregory S. Samuels

J.P. Morgan Investment Management Inc.

277 Park Avenue

New York, NY 10172

(Name and Address of Agent for Service)

With copies to:

Elizabeth A. Davin, Esq.	Jon S. Rand, Esq.
JPMorgan Chase & Co.	Dechert LLP
1111 Polaris Parkway	1095 Avenue of the Americas
Columbus, OH 43240	New York, NY 10036

Registrant’s telephone number, including area code: 1-844-457-6383

Date of fiscal year end: June 30

Date of reporting period: July 1, 2022 through December 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not Applicable. Notices do not incorporate disclosures from the shareholder reports.

Semi-Annual Report
J.P. Morgan Exchange-Traded Funds
December 31, 2022  (Unaudited)
Fund	Ticker	Listing Exchange
JPMorgan ActiveBuilders U.S. Large Cap Equity ETF	JUSA	NYSE Arca
JPMorgan Active Growth ETF	JGRO	NYSE Arca
JPMorgan Active Value ETF	JAVA	NYSE Arca
JPMorgan Equity Premium Income ETF	JEPI	NYSE Arca
JPMorgan Nasdaq Equity Premium Income ETF	JEPQ	Nasdaq Stock Market® LLC

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Exchange-Traded Funds at (844) 457-6383 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.
Shares are bought and sold throughout the day on an exchange at market price (not at net asset value) through a brokerage account, and are not individually subscribed and redeemed from a Fund. Shares may only be subscribed and redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

President's Letter
February 13, 2023 (Unaudited)
Dear Shareholder,
Financial markets have rebounded somewhat as the U.S. and other developed market economies have shown notable resilience in the face of higher inflation, rising interest rates and the ongoing war in Ukraine. While the factors that weighed on equity and bond markets in 2022 largely remain, there are signals that inflationary pressures may have peaked and the long-term economic outlook appears positive.

“Investors may face continued
economic and geopolitical challenges
in the year ahead. However, some of
the acute risks encountered in 2022
appear to have receded and last
year’s reset in asset prices may
provide attractive investment
opportunities.”
— Brian S. Shlissel

While U.S. economic growth was surprisingly strong in the closing months of 2022, with broad gains in employment and consumer spending in the final months of the year, the U.S. Federal Reserve’s efforts to counter inflationary pressure through sharply higher interest rates could slow economic momentum in the months ahead.
Corporate earnings have been squeezed by higher costs for materials and labor, while the strong U.S. dollar has hindered export revenues. However, the impact of higher prices and interest rates has not landed on all sectors of the economy evenly. Energy sector profits have soared over the past year, while earnings in housing and construction sectors have declined.
Across Europe, the war in Ukraine has driven up prices for energy, food and a range of other goods and has fueled negative consumer sentiment. The prolonged nature of the conflict and its potential to spread remain key concerns among policymakers, diplomats, military planners, economists and investors. It is worth noting that Europe’s largest industrialized nations in concert with the European Union have moved swiftly to secure alternatives to Russian sources of natural gas and petroleum, which has eased an energy crisis that began last year.
Investors may face continued economic and geopolitical challenges in the year ahead. However, some of the acute risks encountered in 2022 appear to have receded and last year’s reset in asset prices may provide attractive investment opportunities. A long-term view and a properly diversified portfolio, in our opinion, remain key elements to a successful investment approach.
Our broad array of investment solutions seeks to provide investors with ability to build durable portfolios that can help them meet their financial goals.
Sincerely,

Brian S. Shlissel
President - J.P. Morgan Exchange-Traded Funds
J.P. Morgan Asset Management
1-844-4JPM-ETF or jpmorgan.com/etfs for more information

December 31, 2022	J.P. Morgan Exchange-Traded Funds	1

J.P. Morgan Exchange-Traded Funds
MARKET OVERVIEW
SIX MONTHS ENDED  December 31, 2022 (Unaudited)
Overall, leading U.S. equity indexes ended the period with positive returns, rebounding from a broad sell-off in August and September. Investors were largely focused on the pace and size of interest rate increases by the U.S. Federal Reserve (the “Fed”), while the highest inflation rate in 40 years, the war in Ukraine and pandemic-related disruptions in China weighed on global financial markets.
During the second half of 2022, the Fed raised interest rates in July, September, November and December, following three increases in the first half of the year. Meanwhile, corporate earnings for the second and third quarters of 2022, generally were better than expected given a cooling economy and slower consumer spending. The U.S. unemployment rate remained historically low, hovering between 3.5% and 3.7% for the six-month period.
Within U.S. equity markets, the energy sector outperformed amid constrained supply from Russia and Europe’s efforts to find alternative sources of petroleum and natural gas. The utilities sector also performed well as investors sought attractive dividend yields and companies less exposed to economic cycles. The real estate sector largely underperformed amid rising interest rates, while changing consumer habits and investor concerns over increased competition weighed on the communication services sector.
Overall, mid cap growth stocks generated the highest U.S. equity returns, while large cap and mid cap value stocks outperformed small cap stocks and large cap growth stocks. For the six month period, S&P 500 Index returned 2.31%, the Russell 1000 Index returned 2.30%, the Russell Mid Cap Index returned 6.20% and the Russell 2000 Index returned 3.91%

2	J.P. Morgan Exchange-Traded Funds	December 31, 2022

JPMorgan ActiveBuilders U.S. Large Cap Equity ETF
FUND COMMENTARY
SIX MONTHS ENDED DECEMBER 31, 2022 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value *	3.28%
Market Price **	3.45%
S&P 500 Index	2.31%
Net Assets as of 12/31/2022	$24,075,020
Fund Ticker	JUSA
INVESTMENT OBJECTIVE ***
The JPMorgan ActiveBuilders U.S. Large Cap Equity ETF (the “Fund”) seeks to provide long-term capital appreciation.
INVESTMENT APPROACH
The Fund invests primarily in equity securities of large, well-established companies located in the U.S. The Fund allocates to a variety of the adviser’s actively managed U.S. equity strategies, including style strategies and seeks to outperform the S&P 500 Index (the “Benchmark”) over time while maintaining similar risk characteristics.
WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?
For the six months ended December 31, 2022, the Fund outperformed the Benchmark.
The Fund’s security selection in the capital goods and health care equipment & services sectors was a leading contributor to performance relative to the Benchmark, while the Fund’s security selection in the banks sector and the media & entertainment sector was a leading detractor from relative performance.
Leading individual contributors to relative performance included the Fund’s overweight positions in Deere & Co., Lowe’s Cos. and AutoZone Inc. Shares of Deere, an agricultural equipment and machinery manufacturer, rose after the company reported better-than-expected earnings and revenue for the third quarter of 2022 and forecast higher sales and earnings. Shares of Lowe’s, a home improvement retail chain, rose after the company reported better-than-expected earnings and revenue for the third quarter of 2022 and raised its earnings forecast. Shares of AutoZone, an automotive parts retail chain, rose after the company reported fiscal first quarter results that included better-than-expected earnings and revenue, and growth in same-store sales.
Leading individual detractors from relative performance included the Fund’s underweight positions in JPMorgan Chase & Co. and Netflix Inc., and its overweight position in Bristol-Myers Squibb Co. Shares of JPMorgan Chase, a banking and financial services company that the Fund is prohibited from holding because it is an affiliate, rose after the company reported better-than-expected earnings and revenue for the third quarter of 2022. Shares of Netflix, an entertainment content and services provider, rose amid improving subscriber numbers and positive investor response to the company’s advertising initiatives during the period. Shares of Bristol Myers Squibb, a pharmaceuticals developer, fell after the company reported third quarter 2022 sales were hurt by competition from generic drugs and unfavorable foreign exchange rates.
HOW WAS THE FUND POSITIONED?
During the period, the Fund’s largest overweight allocations relative to the Benchmark were to the health care equipment & services sector and the retailing sector and its largest underweight allocations were to the technology hardware &
equipment sector and software & services sector.

December 31, 2022	J.P. Morgan Exchange-Traded Funds	3

JPMorgan ActiveBuilders U.S. Large Cap Equity ETF
FUND COMMENTARY
SIX MONTHS ENDED DECEMBER 31, 2022 (Unaudited) (continued)

*
The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $43.77 as of December 31, 2022.
**
Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the NYSE Arca. As of December 31, 2022, the closing price was $43.75.
***
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
TOP TEN HOLDINGS OF THE PORTFOLIO AS OF December 31, 2022		PERCENT OF TOTAL INVESTMENTS
1.	Microsoft Corp.	6.0%
2.	Apple, Inc.	5.2
3.	AbbVie, Inc.	2.8
4.	UnitedHealth Group, Inc.	2.7
5.	Amazon.com, Inc.	2.3
6.	Alphabet, Inc., Class A	2.1
7.	ConocoPhillips	2.0
8.	Coca-Cola Co. (The)	1.7
9.	Deere & Co.	1.6
10.	NextEra Energy, Inc.	1.6

PORTFOLIO COMPOSITION BY SECTOR AS OF December 31, 2022	PERCENT OF TOTAL INVESTMENTS
Information Technology	23.0%
Health Care	18.4
Financials	12.2
Consumer Discretionary	11.9
Industrials	9.9
Communication Services	5.7
Energy	5.5
Consumer Staples	4.7
Utilities	3.2
Materials	3.2
Real Estate	1.9
Short-Term Investments	0.4

4	J.P. Morgan Exchange-Traded Funds	December 31, 2022

AVERAGE ANNUAL TOTAL RETURNS AS OF December 31, 2022

	INCEPTION DATE	SIX MONTHS*	1 YEAR	SINCE INCEPTION
JPMorgan ActiveBuilders U.S. Large Cap Equity ETF
Net Asset Value	July 7, 2021	3.28%	(16.78)%	(6.00)%
Market Price		3.45	(16.89)	(6.02)

*	Not annualized.
LIFE OF FUND PERFORMANCE  (7/7/21 TO 12/31/22)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds  are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-844-457-6383.
Fund commenced operations on July 7, 2021.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan ActiveBuilders U.S. Large Cap Equity ETF and the S&P 500 Index from July 7, 2021 to December 31, 2022. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the S&P 500
Index does not reflect the deduction of expenses associated with an exchange-traded fund and approximates the minimum possible dividend reinvestment of the securities included in the Index, if applicable. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. Investors cannot invest directly in an index.
Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

December 31, 2022	J.P. Morgan Exchange-Traded Funds	5

JPMorgan Active Growth ETF
FUND COMMENTARY
FOR THE PERIOD AUGUST 8, 2022 (FUND INCEPTION) THROUGH DECEMBER 31, 2022 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value *	(10.91)%
Market Price **	(10.91)%
Russell 1000 Growth Index	(13.13)%
Net Assets as of 12/31/2022	$139,938,629
Fund Ticker	JGRO
INVESTMENT OBJECTIVE ***
The JPMorgan Active Growth ETF (the “Fund”) seeks to provide long-term capital appreciation.
INVESTMENT APPROACH
The Fund invests primarily in equity securities of U.S. large-capitalization companies, but the adviser has discretion to invest in securities across the whole market capitalization spectrum, including securities of mid-capitalization and small-capitalization companies. In implementing its main strategies, the Fund invests primarily in common stocks of companies that the adviser believes have strong earnings growth potential.
HOW DID THE FUND PERFORM?
For the period from inception on August 8, 2022 to December 31, 2022, the Fund had a negative absolute return and outperformed the Russell 1000 Growth Index (the “Benchmark).
The Fund’s overweight position in the health care sector and its underweight position in the consumer discretionary sector were leading contributors to performance relative to the Benchmark, while the Fund’s security selection in the technology and financials sectors was a leading detractor from relative performance.
Leading individual contributors to relative performance included the Fund’s overweight positions in Deere & Co. and Regeneron Pharmaceuticals Inc., and its underweight position in Amazon.com Inc. Shares of Deere, an agricultural equipment and machinery manufacturer, rose after the company reported better-than-expected earnings and revenue for the third quarter of 2022 and forecast higher sales and earnings. Shares of Regeneron Pharmaceuticals, a drug development company, rose after the company reported positive clinical results for several of its drug candidates. Shares of Amazon.com, an internet retailer and services provider, fell amid a broad decline in large capitalization technology companies.
Leading individual detractors from relative performance included the Fund’s overweight positions in SVB Financial Group and Catalent Inc., and its underweight position in Visa Inc.
Shares of SVB Financial Group, a regional banking and financial services company, fell after the company reported lower-than-expected revenue for the third quarter of 2022 and amid investor concern about the company’s exposure to the information technology sector. Shares of Catalent, a pharmaceuticals maker, fell after the company reported lower-than-expected earnings and revenue for the third quarter of 2022 and lowered its forecast for the full year. Shares of Visa, a credit card and financial transactions processor, rose after the company reported better-than-expected earnings and revenue for its fiscal fourth quarter, increased its quarterly dividend by 20% and unveiled a $12 billion share repurchase plan.
HOW WAS THE FUND POSITIONED?
During the period, the Fund’s portfolio managers employed a bottom-up approach to stock selection, based on company fundamentals, quantitative screening and proprietary fundamental analysis. As a result of this process, the Fund’s largest sector allocations were to the technology and health care sectors and it had no allocations to the real estate and utilities sectors.

6	J.P. Morgan Exchange-Traded Funds	December 31, 2022

*
The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $44.43 as of December 31, 2022.
**
Market price return was calculated assuming an initial investment made at the inception date net asset value, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the NYSE Arca. As of December 31, 2022, the closing price was $44.43.
***
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
TOP TEN HOLDINGS OF THE PORTFOLIO AS OF December 31, 2022		PERCENT OF TOTAL INVESTMENTS
1.	Apple, Inc.	7.9%
2.	Microsoft Corp.	7.8
3.	Alphabet, Inc., Class C	3.6
4.	Amazon.com, Inc.	3.3
5.	UnitedHealth Group, Inc.	2.7
6.	Deere & Co.	2.6
7.	Regeneron Pharmaceuticals, Inc.	2.3
8.	Eli Lilly & Co.	2.2
9.	Charles Schwab Corp. (The)	2.0
10.	McKesson Corp.	1.9

PORTFOLIO COMPOSITION BY SECTOR AS OF December 31, 2022	PERCENT OF TOTAL INVESTMENTS
Information Technology	33.5%
Health Care	21.5
Consumer Discretionary	13.1
Industrials	9.5
Financials	6.0
Communication Services	4.4
Energy	3.3
Consumer Staples	3.1
Materials	1.5
Short-Term Investments	4.1

December 31, 2022	J.P. Morgan Exchange-Traded Funds	7

JPMorgan Active Growth ETF
FUND COMMENTARY
FOR THE PERIOD AUGUST 8, 2022 (FUND INCEPTION) THROUGH DECEMBER 31, 2022 (Unaudited) (continued)
TOTAL RETURNS AS OF December 31, 2022

	INCEPTION DATE	CUMULATIVE SINCE INCEPTION
JPMorgan Active Growth ETF
Net Asset Value	August 8, 2022	(10.91)%
Market Price		(10.91)
LIFE OF FUND PERFORMANCE  (8/8/22 TO 12/31/22)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds  are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-844-457-6383.
Fund commenced operations on August 8, 2022.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Active Growth ETF and the Russell 1000 Growth Index from August 8, 2022 to December 31, 2022. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The Russell 1000 Growth Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Russell 1000 Growth Index is an unmanaged index measuring the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Investors cannot invest directly in an index.
Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

8	J.P. Morgan Exchange-Traded Funds	December 31, 2022

JPMorgan Active Value ETF
FUND COMMENTARY
SIX MONTHS ENDED DECEMBER 31, 2022 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value *	7.94%
Market Price **	8.12%
Russell 1000 Value Index	6.11%
Net Assets as of 12/31/2022	$302,386,680
Fund Ticker	JAVA
INVESTMENT OBJECTIVE***
The JPMorgan Active Value ETF (the “Fund”) seeks to provide long-term capital appreciation.
INVESTMENT APPROACH
The Fund invests primarily in large- and mid-cap equity securities that the adviser believes are attractively valued given their growth potential over a long-term time horizon. The Fund employs a bottom-up approach to stock selection, constructing a portfolio based on company fundamentals, quantitative screening and proprietary fundamental analysis.
WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?
For the six months ended December 31, 2022, the Fund outperformed the Russell 1000 Value Index (the “Benchmark”).
The Fund’s security selection in the consumer discretionary sector and its underweight position in the communication services sector were leading contributors to performance relative to the Benchmark, while the Fund’s security selection in the financials and utilities sectors was a leading detractor from relative performance.
Leading individual contributors to relative performance included the Fund’s underweight position in Intel Corp., it’s overweight position in Cardinal Health Inc. and its out-of-Benchmark position in TJX Cos. Shares of Intel, a semiconductor manufacturer not held in the Fund, fell with the broader semiconductor sub-sector amid lower industry growth forecasts and changes in global technology supply chains. Shares of Cardinal Health, a pharmaceuticals and health care products distributor, rose after the company reported better-than-expected earnings and revenue for its fiscal first quarter. Shares of TJX, an operator of discount retail apparel and home products chains, rose after reporting consecutive quarters of better-than-expected earnings and amid investor expectations that U.S. consumers would migrate toward lower priced retailers.
Leading individual detractors from relative performance included the Fund’s underweight position in JPMorgan Chase & Co., and its overweight positions in Bristol-Myers Squibb Co. and Fidelity National Information Services Inc. Shares of JPMorgan Chase, a banking and financial services company that the Fund is prohibited from holding because it is an affiliate, rose after the company reported better-than-expected earnings and revenue for the third quarter of 2022. Shares of Bristol-Myers Squibb, a pharmaceuticals developer, fell after the company reported third quarter 2022 sales were hurt by competition from generic drugs and unfavorable foreign exchange rates. Shares of Fidelity National Information Services, a financial services technology provider, fell after the company reported lower-than-expected earnings and revenue for the third quarter of 2022 and lowered its earnings forecast for the full year 2022.
HOW WAS THE FUND POSITIONED?
During the period, the Fund’s portfolio managers employed a bottom-up approach to stock selection, based on company fundamentals, quantitative screening and proprietary fundamental analysis. As a result of this process, the Fund’s largest sector allocations were to the financials and health care sectors and its smallest allocations were to the real estate and utilities sectors.

December 31, 2022	J.P. Morgan Exchange-Traded Funds	9

JPMorgan Active Value ETF
FUND COMMENTARY
SIX MONTHS ENDED DECEMBER 31, 2022 (Unaudited) (continued)

*
The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $51.25 as of December 31, 2022.
**
Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the NYSE Arca. As of December 31, 2022, the closing price was $51.23.
***
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
TOP TEN HOLDINGS OF THE PORTFOLIO AS OF December 31, 2022		PERCENT OF TOTAL INVESTMENTS
1.	Bristol-Myers Squibb Co.	2.9%
2.	Wells Fargo & Co.	2.7
3.	Exxon Mobil Corp.	2.5
4.	Berkshire Hathaway, Inc., Class B	2.4
5.	Raytheon Technologies Corp.	2.0
6.	AbbVie, Inc.	2.0
7.	Chevron Corp.	1.9
8.	Bank of America Corp.	1.9
9.	Charter Communications, Inc., Class A	1.4
10.	ConocoPhillips	1.4

PORTFOLIO COMPOSITION BY SECTOR AS OF December 31, 2022	PERCENT OF TOTAL INVESTMENTS
Financials	21.1%
Health Care	17.9
Industrials	12.2
Energy	9.2
Consumer Discretionary	7.1
Consumer Staples	6.7
Communication Services	5.5
Materials	5.2
Information Technology	5.1
Utilities	4.7
Real Estate	3.0
Short-Term Investments	2.3

10	J.P. Morgan Exchange-Traded Funds	December 31, 2022

AVERAGE ANNUAL TOTAL RETURNS AS OF December 31, 2022

	INCEPTION DATE	SIX MONTHS*	1 YEAR	SINCE INCEPTION
JPMorgan Active Value ETF
Net Asset Value	October 4, 2021	7.94%	(0.78)%	4.32%
Market Price		8.12	(0.88)	4.28

*	Not annualized.
LIFE OF FUND PERFORMANCE  (10/4/21 TO 12/31/22)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds  are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-844-457-6383.
Fund commenced operations on October 4, 2021.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Active Value ETF and the Russell 1000 Value Index from October 4, 2021 to December 31, 2022. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The Russell 1000 Value Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Russell 1000 Value Index is an unmanaged index measuring the performance of those Russell 1000 companies with lower price to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index.
Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

December 31, 2022	J.P. Morgan Exchange-Traded Funds	11

JPMorgan Equity Premium Income ETF
FUND COMMENTARY
SIX MONTHS ENDED  December 31, 2022 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value *	5.48%
Market Price **	5.56%
S&P 500 Index	2.31%
ICE BofAML 3-Month US Treasury Bill Index	1.32%
Net Assets as of 12/31/2022	$17,485,138,199
Fund Ticker	JEPI
INVESTMENT OBJECTIVE***
The JPMorgan Equity Premium Income ETF (the “Fund”) seeks current income while maintaining prospects for capital appreciation.
INVESTMENT APPROACH
The Fund seeks to generate income through a combination of options-based equity-linked notes and investing in a portfolio of U.S. large and mid cap stocks, comprised significantly of those includes in the S&P 500 Index (the “Benchmark”), seeking to provide monthly distributions at a relatively stable level. The Fund seeks to deliver a significant portion of the returns associated with the Benchmark, while exposing investors to lower volatility than the Benchmark and also providing incremental income. The Fund uses a proprietary research process designed to identify over- and undervalued stocks with attractive risk/return characteristics.
WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?
The Fund outperformed the both S&P 500 Index (the “Benchmark”) and the ICE BofAML 3-Month US Treasury Bill Index for the six months ended December 30, 2022. The Fund captured 238% of the Benchmark’s total return with about 61% of the Benchmark’s volatility during the reporting period, resulting in distributed income of $3.95 per share.
During the period, the Fund benefitted from increased volatility in financial markets and interest rates. The Fund’s underweight position in the information technology sector and its overweight positions in defensive sectors, including utilities and consumer staples, also contributed to performance amid a broad sell-off in the information technology sector during the period. The Benchmark rebounded somewhat in the fourth quarter of 2022 and the Fund’s use of call options (within the equity-linked note structure) on a rolling weekly basis allowed the Fund to further benefit from rising equity prices.
The Fund’s security selection in the consumer discretionary and information technology sectors was a leading contributor to performance relative to the Benchmark, while the Fund’s underweight position in the energy sector and its security selection in the utilities sector were leading detractors from relative performance.
Leading individual contributors to relative performance included the Fund’s overweight positions in O’Reilly Automotive Inc. and Lowe’s Cos., and its underweight position in Amazon.com Inc. Shares of O’Reilly Automotive, an auto parts retailer, rose after the company reported better-than-expected earnings and revenue for the third quarter of 2022. Shares of Lowe’s, a home improvement retail chain, rose after the company reported better-than-expected earnings and revenue for the third quarter of 2022 and raised its earnings forecast. Shares of Amazon.com, an internet retailer and services provider, fell amid a broad decline in large capitalization technology companies.
Leading individual detractors from relative performance included the Fund’s out-of-Benchmark position in TC Energy Inc. and its overweight positions in Exelon Corp. and Bristol-Myers Squibb Co. Shares of TC Energy, an oil and natural gas storage and pipelines operator, fell after the company shut down its Keystone Pipeline System following a leak an estimate half-million gallons of crude oil. Shares of Exelon, an electric utility, fell after the company reported lower-than-expected earnings for the second quarter of 2022 and investor concerns over winter storm damage. Shares of Bristol Myers Squibb, a pharmaceuticals developer, fell after the company reported third quarter 2022 sales were hurt by competition from generic drugs and unfavorable foreign exchange rates.
HOW WAS THE FUND POSITIONED?
During the reporting period, the Fund’s portfolio managers maintained a defensive equity portfolio, investing primarily in common stocks of large cap U.S. companies, with reduced volatility compared with the Benchmark, while using options-based equity-linked notes in a consistent and disciplined manner. The combination of the diversified portfolio of equity securities and income from options-based equity-linked notes provided the Fund with returns associated with equity market investments, less risk compared with the equity market, and a stream of distributable monthly income.

12	J.P. Morgan Exchange-Traded Funds	December 31, 2022

*
The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $54.45 as of December 31, 2022.
**
Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the NYSE Arca. As of December 31, 2022, the closing price was $54.49.
***
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

****	Equity-Linked Notes that are linked to the S&P 500 Index.
TOP TEN HOLDINGS OF THE PORTFOLIO AS OF December 31, 2022		PERCENT OF TOTAL INVESTMENTS
1.	AbbVie, Inc.	1.6%
2.	Progressive Corp. (The)	1.6
3.	Exxon Mobil Corp.	1.6
4.	UnitedHealth Group, Inc.	1.5
5.	Coca-Cola Co. (The)	1.5
6.	Hershey Co. (The)	1.5
7.	PepsiCo, Inc.	1.5
8.	Honeywell International, Inc.	1.4
9.	Bristol-Myers Squibb Co.	1.4
10.	Eli Lilly & Co.	1.4

PORTFOLIO COMPOSITION BY SECTOR AS OF December 31, 2022	PERCENT OF TOTAL INVESTMENTS
Industrials	12.4%
Health Care	12.3
Consumer Staples	11.6
Information Technology	10.8
Financials	10.3
Utilities	7.8
Consumer Discretionary	5.6
Communication Services	3.7
Materials	3.3
Energy	2.8
Real Estate	2.6
Other ****	15.3
Short-Term Investments	1.5

December 31, 2022	J.P. Morgan Exchange-Traded Funds	13

JPMorgan Equity Premium Income ETF
FUND COMMENTARY
SIX MONTHS ENDED  December 31, 2022 (Unaudited) (continued)
AVERAGE ANNUAL TOTAL RETURNS AS OF December 31, 2022

	INCEPTION DATE	SIX MONTHS*	1 YEAR	SINCE INCEPTION
JPMorgan Equity Premium Income ETF
Net Asset Value	May 20, 2020	5.48%	(3.54)%	13.34%
Market Price		5.56	(3.52)	13.36

*	Not annualized.
LIFE OF FUND PERFORMANCE  (5/20/20 TO 12/31/22)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds  are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-844-457-6383.
Fund commenced operations on May 20, 2020.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Equity Premium Income ETF, the S&P 500 Index and the ICE BofAML 3-Month US Treasury Bill Index from May 20, 2020 to December 31, 2022. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the S&P 500 Index and the ICE BofAML 3-Month US Treasury Bill Index does not reflect the deduction of expenses associated with an exchange-traded fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmarks, if applicable. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. The ICE BofAML 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the ICE BofAML 3-Month US Treasury Bill Index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. Investors cannot invest directly in an index.
Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

14	J.P. Morgan Exchange-Traded Funds	December 31, 2022

JPMorgan Nasdaq Equity Premium Income ETF
FUND COMMENTARY
SIX MONTHS ENDED DECEMBER 31, 2022 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value *	(2.96)%
Market Price **	(3.51)%
Nasdaq-100 Index®	(4.46)%
ICE BofAML 3-Month US Treasury Bill Index	1.32%
Net Assets as of 12/31/2022	$1,004,291,637
Fund Ticker	JEPQ
INVESTMENT OBJECTIVE***
The JPMorgan Nasdaq Equity Premium Income ETF (the “Fund”) seeks current income while maintaining prospects for capital appreciation.
INVESTMENT APPROACH
The Fund seeks to generate income through a combination of options-based equity-linked notes and investing in a portfolio of U.S. large cap and mid cap growth stocks comprised significantly of those included in the Nasdaq-100 Index (the “Benchmark”), seeking to provide monthly distributions at a relatively stable level. The Fund seeks to deliver a significant portion of the returns associated with the Benchmark, while exposing investors to lower volatility than the Benchmark and also providing incremental income. The Fund’s equity portfolio follows a proprietary data science driven investment approach designed to construct a portfolio that maximizes risk-adjusted expected returns.
WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?
The Fund outperformed the Benchmark and underperformed the ICE BofAML 3-Month U.S. Treasury Bill Index for the six months ended December 31, 2022. The Fund captured 66% of the Benchmark’s total return with about 75% of the Benchmark’s volatility during the reporting period, resulting in distributed income of $3.48 per share.
The Fund’s security selection in the information technology and consumer discretionary sectors was a contributor to performance relative to the Benchmark, while the Fund’s security selection in the health care and communications sectors was a leading detractor from relative performance.
Leading individual contributors to relative performance included the Fund’s out-of-Benchmark positions in Deere & Co. and Eaton Corp., and its overweight position in DexCom Inc. Shares of Deere, an agricultural equipment and machinery manufacturer, rose after the company reported better-than-expected earnings and revenue for the third quarter of 2022 and forecast higher sales and earnings. Shares of Eaton, a manufacturer of electrical components and equipment, rose after the company reported better-than-expected earnings for the third quarter of 2022. Shares of DexCom, a manufacturer of diabetes monitoring devices, rose after the company reported better-than-expected earnings and revenue for the third quarter of 2022 and forecast revenue growth for the full year 2022.
Leading individual detractors from relative performance included the Portfolio’s underweight positions in Gilead Sciences Inc., Starbucks Corp. and Ross Stores Inc. Shares of Gilead Sciences, a pharmaceuticals developer not held in the Fund, rose after the company reported better-than-expected earnings and revenue for the third quarter of 2022 and raised its forecast for the full year. Shares of Starbucks, a beverages and food retailer not held in the Fund, rose later in the period after the company reported better-than-expected earnings and revenue for its fiscal fourth quarter, as well as growth in comparable store sales. Shares of Ross Stores, a discount apparel retailer not held in the Fund, rose after the company reported better-than-expected earnings and revenue for the third quarter of 2022.
HOW WAS THE FUND POSITIONED?
During the period, the Fund’s portfolio managers employed a proprietary research process designed to identify what they believed were overvalued and undervalued stocks with attractive risk/return characteristics. The combination of the portfolio of equity securities and income from options-based equity-linked notes provided the Fund with a portion of the returns associated with equity market investments, less risk compared with the equity market, and a stream of distributable monthly income.

December 31, 2022	J.P. Morgan Exchange-Traded Funds	15

JPMorgan Nasdaq Equity Premium Income ETF
FUND COMMENTARY
SIX MONTHS ENDED DECEMBER 31, 2022 (Unaudited) (continued)

*
The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $40.78 as of December 31, 2022.
**
Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the Nasdaq Stock Market® LLC. As of December 31, 2022, the closing price was $40.80.
***
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

****	Equity-Linked Notes that are linked to the Nasdaq-100 Index.
ELN	Equity-Linked Note
TOP TEN HOLDINGS OF THE PORTFOLIO AS OF December 31, 2022		PERCENT OF TOTAL INVESTMENTS
1.	Microsoft Corp.	10.5%
2.	Apple, Inc.	8.8
3.	Alphabet, Inc., Class C	6.6
4.	Amazon.com, Inc.	5.0
5.	UBS AG, ELN, 97.50%, 2/7/2023, (linked to Nasdaq-100 Index) (Switzerland)	4.6
6.	Citigroup Global Markets Holdings, Inc., ELN, 103.55%, 1/31/2023, (linked to Nasdaq-100 Index)	4.1
7.	BofA Finance LLC, ELN, 91.38%, 1/10/2023, (linked to Nasdaq-100 Index)	3.5
8.	BNP Paribas, ELN, 92.00%, 1/24/2023, (linked to Nasdaq-100 Index)	3.0
9.	NVIDIA Corp.	2.4
10.	Tesla, Inc.	2.1

PORTFOLIO COMPOSITION BY SECTOR AS OF December 31, 2022	PERCENT OF TOTAL INVESTMENTS
Information Technology	39.4%
Communication Services	12.3
Consumer Discretionary	11.6
Health Care	6.2
Consumer Staples	5.3
Industrials	3.7
Utilities	1.6
Real Estate	0.4
Energy	0.4
Other ****	17.3
Short-Term Investments	1.8

16	J.P. Morgan Exchange-Traded Funds	December 31, 2022

TOTAL RETURNS AS OF December 31, 2022

	INCEPTION DATE	SIX MONTHS*	SINCE INCEPTION
JPMorgan Nasdaq Equity Premium Income ETF
Net Asset Value	May 3, 2022	(2.96)%	(11.04)%
Market Price		(3.51)	(11.01)

*	Not annualized.
LIFE OF FUND PERFORMANCE  (5/3/22 TO 12/31/22)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds  are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-844-457-6383.
Fund commenced operations on May 3, 2022.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Nasdaq Equity Premium Income ETF, the Nasdaq-100 Index and the ICE BofAML 3-Month US Treasury Bill Index from May 3, 2022 to December 31, 2022. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Nasdaq-100 Index and the ICE BofAML 3-Month US Treasury Bill Index does not reflect the deduction of expenses associated with an exchange-traded fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmarks, if applicable. The Nasdaq-100 Index includes 100 of the largest domestic and international non-financial companies listed on The Nasdaq Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain securities of financial companies including investment companies. The ICE BofAML 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the ICE BofAML 3-Month US Treasury Bill Index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. Investors cannot invest directly in an index.
Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Nasdaq®, Nasdaq-100 Index®, Nasdaq 100® and NDX® are registered trademarks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by the adviser. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

December 31, 2022	J.P. Morgan Exchange-Traded Funds	17

JPMorgan ActiveBuilders U.S. Large Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2022  (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.4%
Aerospace & Defense — 1.7%
General Dynamics Corp.	303	75,177
Northrop Grumman Corp.	269	146,769
Raytheon Technologies Corp.	1,520	153,399
Textron, Inc.	380	26,904
		402,249
Air Freight & Logistics — 0.9%
United Parcel Service, Inc., Class B	1,193	207,391
Airlines — 0.2%
Southwest Airlines Co. *	1,119	37,677
Auto Components — 0.0% ^
Magna International, Inc. (Canada)	210	11,798
Automobiles — 1.0%
Tesla, Inc. *	2,027	249,686
Banks — 4.2%
Bank of America Corp.	3,879	128,473
Citigroup, Inc.	817	36,953
Citizens Financial Group, Inc.	438	17,244
Fifth Third Bancorp	756	24,804
M&T Bank Corp.	170	24,660
PNC Financial Services Group, Inc. (The)	287	45,329
SVB Financial Group *	205	47,179
Truist Financial Corp.	6,049	260,288
US Bancorp	4,333	188,962
Wells Fargo & Co.	5,719	236,138
		1,010,030
Beverages — 2.5%
Coca-Cola Co. (The)	6,508	413,974
Constellation Brands, Inc., Class A	135	31,286
Monster Beverage Corp. *	929	94,322
PepsiCo, Inc.	382	69,012
		608,594
Biotechnology — 5.9%
AbbVie, Inc.	4,132	667,772
Alnylam Pharmaceuticals, Inc. *	112	26,617
Amgen, Inc.	513	134,734
Biogen, Inc. *	126	34,892
BioMarin Pharmaceutical, Inc. *	67	6,934
Neurocrine Biosciences, Inc. *	61	7,286
Regeneron Pharmaceuticals, Inc. *	494	356,416
INVESTMENTS	SHARES	VALUE($)

Biotechnology — continued
Seagen, Inc. *	225	28,915
Vertex Pharmaceuticals, Inc. *	558	161,139
		1,424,705
Building Products — 1.0%
Masco Corp.	357	16,661
Trane Technologies plc	1,289	216,668
		233,329
Capital Markets — 4.8%
Ameriprise Financial, Inc.	374	116,452
BlackRock, Inc.	117	82,910
Blackstone, Inc.	456	33,831
Charles Schwab Corp. (The)	2,109	175,595
CME Group, Inc.	182	30,605
Goldman Sachs Group, Inc. (The)	146	50,134
Intercontinental Exchange, Inc.	334	34,265
Morgan Stanley	3,970	337,529
MSCI, Inc.	52	24,189
Raymond James Financial, Inc.	182	19,447
S&P Global, Inc.	634	212,352
State Street Corp.	185	14,350
T. Rowe Price Group, Inc.	284	30,973
		1,162,632
Chemicals — 2.0%
Air Products and Chemicals, Inc.	274	84,463
Axalta Coating Systems Ltd. *	2,294	58,428
DuPont de Nemours, Inc.	212	14,550
Eastman Chemical Co.	1,067	86,897
Linde plc (United Kingdom)	190	61,974
PPG Industries, Inc.	1,066	134,039
Sherwin-Williams Co. (The)	161	38,210
		478,561
Commercial Services & Supplies — 0.1%
Cintas Corp.	22	9,936
Republic Services, Inc.	203	26,185
		36,121
Communications Equipment — 0.1%
Motorola Solutions, Inc.	66	17,009
Construction Materials — 0.6%
Martin Marietta Materials, Inc.	35	11,829
Vulcan Materials Co.	763	133,609
		145,438
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan Exchange-Traded Funds	December 31, 2022

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Consumer Finance — 0.6%
American Express Co.	742	109,631
Capital One Financial Corp.	490	45,550
		155,181
Containers & Packaging — 0.1%
Avery Dennison Corp.	54	9,774
Ball Corp.	331	16,927
		26,701
Diversified Financial Services — 0.8%
Berkshire Hathaway, Inc., Class B *	638	197,078
Diversified Telecommunication Services — 0.4%
Verizon Communications, Inc.	2,196	86,522
Electric Utilities — 2.4%
Entergy Corp.	148	16,650
FirstEnergy Corp.	233	9,772
NextEra Energy, Inc.	4,553	380,631
PG&E Corp. *	3,775	61,381
Xcel Energy, Inc.	1,689	118,416
		586,850
Electrical Equipment — 1.2%
Eaton Corp. plc	1,687	264,774
Rockwell Automation, Inc.	124	31,939
		296,713
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class A	945	71,952
Corning, Inc.	226	7,219
TE Connectivity Ltd. (Switzerland)	83	9,528
		88,699
Energy Equipment & Services — 0.7%
Baker Hughes Co.	5,586	164,955
Entertainment — 0.3%
Netflix, Inc. *	133	39,219
Walt Disney Co. (The) *	279	24,239
		63,458
Equity Real Estate Investment Trusts (REITs) — 1.9%
AvalonBay Communities, Inc.	74	11,953
Camden Property Trust	65	7,272
Equinix, Inc.	33	21,616
Equity LifeStyle Properties, Inc.	188	12,145
Host Hotels & Resorts, Inc.	1,425	22,871
Prologis, Inc.	2,454	276,639
INVESTMENTS	SHARES	VALUE($)

Equity Real Estate Investment Trusts (REITs) — continued
SBA Communications Corp.	129	36,160
Sun Communities, Inc.	119	17,017
UDR, Inc.	435	16,848
Ventas, Inc.	966	43,518
		466,039
Food & Staples Retailing — 0.4%
Costco Wholesale Corp.	120	54,780
Walmart, Inc.	335	47,500
		102,280
Food Products — 0.3%
Hershey Co. (The)	41	9,495
Mondelez International, Inc., Class A	1,019	67,916
		77,411
Health Care Equipment & Supplies — 2.6%
Abbott Laboratories	359	39,415
Baxter International, Inc.	479	24,415
Becton Dickinson and Co.	144	36,619
Boston Scientific Corp. *	4,961	229,545
Dexcom, Inc. *	298	33,745
Intuitive Surgical, Inc. *	596	158,149
Medtronic plc	868	67,461
Zimmer Biomet Holdings, Inc.	345	43,987
		633,336
Health Care Providers & Services — 5.3%
Centene Corp. *	411	33,706
Cigna Corp.	188	62,292
CVS Health Corp.	956	89,090
Elevance Health, Inc.	181	92,848
HCA Healthcare, Inc.	421	101,023
Humana, Inc.	133	68,121
McKesson Corp.	465	174,431
UnitedHealth Group, Inc.	1,229	651,591
		1,273,102
Hotels, Restaurants & Leisure — 2.4%
Airbnb, Inc., Class A *	139	11,885
Booking Holdings, Inc. *	38	76,581
Chipotle Mexican Grill, Inc. *	49	67,987
Expedia Group, Inc. *	168	14,717
Marriott International, Inc., Class A	916	136,383
McDonald's Corp.	972	256,151
Yum! Brands, Inc.	93	11,911
		575,615
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2022	J.P. Morgan Exchange-Traded Funds	19

JPMorgan ActiveBuilders U.S. Large Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Household Durables — 0.2%
Lennar Corp., Class A	265	23,982
Newell Brands, Inc.	937	12,256
Toll Brothers, Inc.	143	7,139
		43,377
Household Products — 0.8%
Colgate-Palmolive Co.	583	45,935
Kimberly-Clark Corp.	194	26,335
Procter & Gamble Co. (The)	827	125,340
		197,610
Industrial Conglomerates — 0.4%
Honeywell International, Inc.	400	85,720
Insurance — 1.7%
Aon plc, Class A	56	16,808
Chubb Ltd.	237	52,282
Globe Life, Inc.	101	12,176
Hartford Financial Services Group, Inc. (The)	617	46,787
Loews Corp.	348	20,299
Marsh & McLennan Cos., Inc.	131	21,678
MetLife, Inc.	538	38,935
Progressive Corp. (The)	941	122,057
Prudential Financial, Inc.	296	29,440
Travelers Cos., Inc. (The)	274	51,372
		411,834
Interactive Media & Services — 4.1%
Alphabet, Inc., Class A *	5,706	503,441
Alphabet, Inc., Class C *	3,836	340,368
Meta Platforms, Inc., Class A *	1,274	153,313
		997,122
Internet & Direct Marketing Retail — 2.4%
Amazon.com, Inc. *	6,534	548,856
Etsy, Inc. *	95	11,379
MercadoLibre, Inc. (Brazil) *	27	22,848
		583,083
IT Services — 3.1%
Accenture plc, Class A	243	64,842
Automatic Data Processing, Inc.	322	76,913
Cognizant Technology Solutions Corp., Class A	696	39,804
FleetCor Technologies, Inc. *	134	24,613
International Business Machines Corp.	809	113,980
INVESTMENTS	SHARES	VALUE($)

IT Services — continued
Mastercard, Inc., Class A	967	336,255
Visa, Inc., Class A	467	97,024
		753,431
Life Sciences Tools & Services — 0.6%
Danaher Corp.	166	44,060
Thermo Fisher Scientific, Inc.	194	106,834
		150,894
Machinery — 2.4%
Deere & Co.	918	393,602
Dover Corp.	560	75,829
Otis Worldwide Corp.	338	26,469
Parker-Hannifin Corp.	254	73,914
		569,814
Media — 0.7%
Charter Communications, Inc., Class A *	102	34,588
Comcast Corp., Class A	3,097	108,302
Trade Desk, Inc. (The), Class A *	488	21,877
		164,767
Metals & Mining — 0.5%
Freeport-McMoRan, Inc.	2,689	102,182
Nucor Corp.	91	11,995
		114,177
Multiline Retail — 0.9%
Dollar General Corp.	661	162,771
Target Corp.	314	46,799
		209,570
Multi-Utilities — 0.8%
Ameren Corp.	219	19,474
CenterPoint Energy, Inc.	718	21,533
CMS Energy Corp.	777	49,207
Public Service Enterprise Group, Inc.	886	54,285
Sempra Energy	243	37,553
		182,052
Oil, Gas & Consumable Fuels — 4.8%
Cheniere Energy, Inc.	251	37,640
Chevron Corp.	479	85,976
ConocoPhillips	4,006	472,708
Coterra Energy, Inc.	492	12,088
Diamondback Energy, Inc.	322	44,043
EOG Resources, Inc.	934	120,972
Exxon Mobil Corp.	2,365	260,859
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan Exchange-Traded Funds	December 31, 2022

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Oil, Gas & Consumable Fuels — continued
Phillips 66	119	12,386
Pioneer Natural Resources Co.	428	97,751
Valero Energy Corp.	80	10,149
		1,154,572
Personal Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	71	17,616
Pharmaceuticals — 3.9%
Bristol-Myers Squibb Co.	4,740	341,043
Eli Lilly & Co.	822	300,721
Johnson & Johnson	859	151,742
Merck & Co., Inc.	656	72,783
Pfizer, Inc.	1,211	62,052
		928,341
Professional Services — 0.7%
Booz Allen Hamilton Holding Corp.	69	7,212
Equifax, Inc.	88	17,104
Leidos Holdings, Inc.	733	77,104
Verisk Analytics, Inc.	318	56,101
		157,521
Road & Rail — 1.4%
CSX Corp.	1,841	57,034
Norfolk Southern Corp.	707	174,219
Uber Technologies, Inc. *	3,451	85,343
Union Pacific Corp.	127	26,298
		342,894
Semiconductors & Semiconductor Equipment — 5.6%
Advanced Micro Devices, Inc. *	2,925	189,452
Analog Devices, Inc.	768	125,975
ASML Holding NV (Registered), NYRS (Netherlands)	164	89,610
Broadcom, Inc.	26	14,537
Enphase Energy, Inc. *	86	22,787
Lam Research Corp.	234	98,350
Microchip Technology, Inc.	301	21,145
Micron Technology, Inc.	139	6,947
NVIDIA Corp.	1,354	197,874
NXP Semiconductors NV (China)	2,029	320,643
QUALCOMM, Inc.	127	13,962
Teradyne, Inc.	758	66,211
Texas Instruments, Inc.	1,113	183,890
		1,351,383
Software — 8.4%
Adobe, Inc. *	145	48,797
INVESTMENTS	SHARES	VALUE($)

Software — continued
Cadence Design Systems, Inc. *	59	9,478
DocuSign, Inc. *	132	7,315
Fortinet, Inc. *	144	7,040
Intuit, Inc.	399	155,299
Microsoft Corp.	6,048	1,450,431
Oracle Corp.	2,674	218,573
Salesforce, Inc. *	315	41,766
Synopsys, Inc. *	222	70,882
Workday, Inc., Class A *	141	23,594
		2,033,175
Specialty Retail — 4.1%
AutoNation, Inc. *	88	9,442
AutoZone, Inc. *	105	258,949
Best Buy Co., Inc.	330	26,469
Burlington Stores, Inc. *	64	12,977
Home Depot, Inc. (The)	309	97,601
Lowe's Cos., Inc.	1,766	351,858
O'Reilly Automotive, Inc. *	76	64,146
TJX Cos., Inc. (The)	2,083	165,807
		987,249
Technology Hardware, Storage & Peripherals — 5.3%
Apple, Inc.	9,702	1,260,581
Seagate Technology Holdings plc	422	22,201
		1,282,782
Textiles, Apparel & Luxury Goods — 0.9%
NIKE, Inc., Class B	1,485	173,760
Tapestry, Inc.	865	32,939
		206,699
Tobacco — 0.5%
Altria Group, Inc.	516	23,586
Philip Morris International, Inc.	951	96,251
		119,837
Wireless Telecommunication Services — 0.3%
T-Mobile US, Inc. *	456	63,840
Total Common Stocks (Cost $25,502,902)		23,928,520
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2022	J.P. Morgan Exchange-Traded Funds	21

JPMorgan ActiveBuilders U.S. Large Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 0.4%
Investment Companies — 0.4%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.12% (a) (b) (Cost $108,080)	108,080	108,080
Total Investments — 99.8% (Cost $25,610,982)		24,036,600
Other Assets Less Liabilities — 0.2%		38,420
NET ASSETS — 100.0%		24,075,020

Percentages indicated are based on net assets.

Abbreviations
NYRS	New York Registry Shares

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2022.
Futures contracts outstanding as of December 31, 2022:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Micro E-mini S&P 500 Index	6	03/17/2023	USD	115,830	(2,051)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan Exchange-Traded Funds	December 31, 2022

JPMorgan Active Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2022  (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 95.9%
Air Freight & Logistics — 0.7%
United Parcel Service, Inc., Class B	5,414	941,170
Automobiles — 1.6%
Tesla, Inc. *	18,242	2,247,050
Banks — 0.8%
First Republic Bank	3,191	388,951
SVB Financial Group *	3,107	715,045
		1,103,996
Beverages — 2.5%
Coca-Cola Co. (The)	29,946	1,904,865
Constellation Brands, Inc., Class A	3,118	722,597
Monster Beverage Corp. *	8,872	900,774
		3,528,236
Biotechnology — 8.1%
AbbVie, Inc.	15,807	2,554,569
Alnylam Pharmaceuticals, Inc. *	4,429	1,052,552
Amgen, Inc.	6,978	1,832,702
Exact Sciences Corp. *	12,301	609,023
Exelixis, Inc. *	17,889	286,940
Horizon Therapeutics plc *	10,303	1,172,481
Moderna, Inc. *	350	62,867
Natera, Inc. *	6,065	243,631
Regeneron Pharmaceuticals, Inc. *	4,379	3,159,405
Seagen, Inc. *	2,848	365,996
		11,340,166
Building Products — 1.3%
Trane Technologies plc	10,885	1,829,660
Capital Markets — 4.5%
Blackstone, Inc.	14,419	1,069,745
Charles Schwab Corp. (The)	34,038	2,834,004
Morgan Stanley	14,993	1,274,705
MSCI, Inc.	613	285,149
S&P Global, Inc.	2,321	777,396
		6,240,999
Chemicals — 0.3%
Sherwin-Williams Co. (The)	1,938	459,946
Commercial Services & Supplies — 0.6%
Copart, Inc. *	14,439	879,191
Communications Equipment — 0.2%
Arista Networks, Inc. *	2,418	293,424
Construction & Engineering — 1.0%
Quanta Services, Inc.	10,033	1,429,703
INVESTMENTS	SHARES	VALUE($)

Consumer Finance — 0.1%
Capital One Financial Corp.	1,745	162,215
Electrical Equipment — 1.3%
AMETEK, Inc.	6,314	882,192
Hubbell, Inc.	2,379	558,304
Rockwell Automation, Inc.	1,490	383,779
		1,824,275
Electronic Equipment, Instruments & Components — 1.3%
Amphenol Corp., Class A	11,413	868,986
Keysight Technologies, Inc. *	2,768	473,522
Zebra Technologies Corp., Class A *	1,591	407,948
		1,750,456
Energy Equipment & Services — 0.2%
Baker Hughes Co.	9,216	272,149
Entertainment — 0.1%
Take-Two Interactive Software, Inc. *	893	92,988
Health Care Equipment & Supplies — 2.7%
Cooper Cos., Inc. (The)	2,017	666,961
Dexcom, Inc. *	8,928	1,011,007
Insulet Corp. *	1,880	553,453
Intuitive Surgical, Inc. *	5,680	1,507,188
		3,738,609
Health Care Providers & Services — 6.5%
Centene Corp. *	4,365	357,974
CVS Health Corp.	11,078	1,032,359
HCA Healthcare, Inc.	5,120	1,228,595
McKesson Corp.	7,211	2,704,990
UnitedHealth Group, Inc.	7,228	3,832,141
		9,156,059
Hotels, Restaurants & Leisure — 2.7%
Airbnb, Inc., Class A *	1,601	136,885
Aramark	13,628	563,382
Booking Holdings, Inc. *	331	667,058
Chipotle Mexican Grill, Inc. *	326	452,322
Hilton Worldwide Holdings, Inc.	5,848	738,953
Marriott International, Inc., Class A	5,870	873,984
Royal Caribbean Cruises Ltd. *	6,065	299,793
		3,732,377
Household Durables — 0.2%
Garmin Ltd.	3,569	329,383
Insurance — 0.6%
Progressive Corp. (The)	6,837	886,827
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2022	J.P. Morgan Exchange-Traded Funds	23

JPMorgan Active Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Interactive Media & Services — 4.0%
Alphabet, Inc., Class C *	56,677	5,028,950
Bumble, Inc., Class A *	17,155	361,113
Match Group, Inc. *	1,050	43,564
Meta Platforms, Inc., Class A *	720	86,645
Snap, Inc., Class A *	1,704	15,251
		5,535,523
Internet & Direct Marketing Retail — 3.6%
Amazon.com, Inc. *	54,512	4,579,008
Etsy, Inc. *	1,216	145,652
MercadoLibre, Inc. (Brazil) *	336	284,337
		5,008,997
IT Services — 4.5%
Automatic Data Processing, Inc.	4,024	961,173
Block, Inc., Class A *	459	28,843
Cognizant Technology Solutions Corp., Class A	8,667	495,666
Global Payments, Inc.	4,776	474,352
Globant SA *	2,508	421,745
International Business Machines Corp.	7,531	1,061,043
Mastercard, Inc., Class A	6,993	2,431,676
MongoDB, Inc. *	2,374	467,298
Shopify, Inc., Class A (Canada) *	389	13,502
		6,355,298
Life Sciences Tools & Services — 1.2%
Mettler-Toledo International, Inc. *	399	576,735
Thermo Fisher Scientific, Inc.	1,992	1,096,974
		1,673,709
Machinery — 3.4%
Deere & Co.	8,372	3,589,579
Ingersoll Rand, Inc.	13,245	692,051
Toro Co. (The)	4,384	496,269
		4,777,899
Media — 0.4%
Trade Desk, Inc. (The), Class A *	12,334	552,933
Metals & Mining — 1.2%
Freeport-McMoRan, Inc.	43,058	1,636,204
Multiline Retail — 0.3%
Target Corp.	2,938	437,880
Oil, Gas & Consumable Fuels — 3.1%
Cheniere Energy, Inc.	7,302	1,095,008
INVESTMENTS	SHARES	VALUE($)

Oil, Gas & Consumable Fuels — continued
ConocoPhillips	16,314	1,925,052
EOG Resources, Inc.	9,651	1,249,997
		4,270,057
Personal Products — 0.6%
Estee Lauder Cos., Inc. (The), Class A	3,305	820,004
Pharmaceuticals — 3.0%
Eli Lilly & Co.	8,460	3,095,006
Jazz Pharmaceuticals plc *	3,153	502,304
Royalty Pharma plc, Class A	14,847	586,754
		4,184,064
Professional Services — 0.9%
Equifax, Inc.	3,098	602,127
Verisk Analytics, Inc.	3,829	675,512
		1,277,639
Road & Rail — 0.2%
Old Dominion Freight Line, Inc.	1,185	336,279
Semiconductors & Semiconductor Equipment — 5.7%
Advanced Micro Devices, Inc. *	21,568	1,396,959
ASML Holding NV (Registered), NYRS (Netherlands)	848	463,347
Enphase Energy, Inc. *	1,021	270,524
Entegris, Inc.	5,646	370,321
Lam Research Corp.	1,795	754,439
Marvell Technology, Inc.	9,647	357,325
NVIDIA Corp.	14,200	2,075,188
QUALCOMM, Inc.	6,885	756,937
SolarEdge Technologies, Inc. *	2,626	743,867
Texas Instruments, Inc.	3,547	586,035
Wolfspeed, Inc. *	3,714	256,415
		8,031,357
Software — 13.9%
Confluent, Inc., Class A *	17,333	385,486
Crowdstrike Holdings, Inc., Class A *	2,553	268,805
HubSpot, Inc. *	1,113	321,802
Intuit, Inc.	4,168	1,622,269
Microsoft Corp.	45,257	10,853,534
Oracle Corp.	19,723	1,612,158
Palo Alto Networks, Inc. *	6,014	839,193
Salesforce, Inc. *	3,169	420,178
ServiceNow, Inc. *	1,669	648,023
Synopsys, Inc. *	5,102	1,629,017
Workday, Inc., Class A *	651	108,932
SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan Exchange-Traded Funds	December 31, 2022

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Software — continued
Zoom Video Communications, Inc., Class A *	7,161	485,086
Zscaler, Inc. *	1,979	221,450
		19,415,933
Specialty Retail — 4.1%
AutoZone, Inc. *	871	2,148,043
Burlington Stores, Inc. *	3,787	767,852
CarMax, Inc. *	3,181	193,691
Lowe's Cos., Inc.	9,354	1,863,691
Ross Stores, Inc.	1,447	167,953
Tractor Supply Co.	2,738	615,968
		5,757,198
Technology Hardware, Storage & Peripherals — 7.9%
Apple, Inc.	85,051	11,050,676
Textiles, Apparel & Luxury Goods — 0.6%
NIKE, Inc., Class B	3,941	461,136
Tapestry, Inc.	10,932	416,291
		877,427
Total Common Stocks (Cost $138,182,203)		134,237,956
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 4.1%
Investment Companies — 4.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.12% (a) (b) (Cost $5,698,329)	5,698,329	5,698,329
Total Investments — 100.0% (Cost $143,880,532)		139,936,285
Other Assets Less Liabilities — 0.0% ^		2,344
NET ASSETS — 100.0%		139,938,629

Percentages indicated are based on net assets.

Abbreviations
NYRS	New York Registry Shares

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2022.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2022	J.P. Morgan Exchange-Traded Funds	25

JPMorgan Active Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2022  (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 97.6%
Aerospace & Defense — 3.2%
General Dynamics Corp.	9,023	2,238,697
Northrop Grumman Corp.	2,471	1,348,202
Raytheon Technologies Corp.	59,638	6,018,667
		9,605,566
Air Freight & Logistics — 1.3%
FedEx Corp.	9,608	1,664,106
GXO Logistics, Inc. *	3,379	144,249
United Parcel Service, Inc., Class B	12,148	2,111,808
		3,920,163
Airlines — 0.9%
Delta Air Lines, Inc. *	50,420	1,656,801
Southwest Airlines Co. *	33,141	1,115,858
		2,772,659
Banks — 9.4%
Bank of America Corp.	169,702	5,620,530
Citigroup, Inc.	64,137	2,900,917
Citizens Financial Group, Inc.	16,015	630,511
Fifth Third Bancorp	62,183	2,040,224
First Republic Bank	7,723	941,356
M&T Bank Corp.	6,109	886,172
PNC Financial Services Group, Inc. (The)	9,810	1,549,391
Truist Financial Corp.	37,643	1,619,778
US Bancorp	92,406	4,029,826
Wells Fargo & Co.	200,535	8,280,090
		28,498,795
Beverages — 1.0%
Coca-Cola Co. (The)	9,684	615,999
Keurig Dr Pepper, Inc.	15,555	554,691
Monster Beverage Corp. *	7,188	729,798
PepsiCo, Inc.	6,820	1,232,101
		3,132,589
Biotechnology — 5.4%
AbbVie, Inc.	37,219	6,014,963
Amgen, Inc.	3,589	942,615
Biogen, Inc. *	3,765	1,042,604
BioMarin Pharmaceutical, Inc. *	12,647	1,308,838
Neurocrine Biosciences, Inc. *	2,462	294,061
Regeneron Pharmaceuticals, Inc. *	5,425	3,914,083
Vertex Pharmaceuticals, Inc. *	9,622	2,778,641
		16,295,805
INVESTMENTS	SHARES	VALUE($)

Building Products — 0.5%
Carrier Global Corp.	36,816	1,518,660
Capital Markets — 4.5%
BlackRock, Inc.	5,172	3,665,034
Charles Schwab Corp. (The)	12,621	1,050,825
Goldman Sachs Group, Inc. (The)	5,092	1,748,491
Intercontinental Exchange, Inc.	8,740	896,637
Morgan Stanley	39,769	3,381,160
Raymond James Financial, Inc.	8,047	859,822
S&P Global, Inc.	2,825	946,206
T. Rowe Price Group, Inc.	9,572	1,043,922
		13,592,097
Chemicals — 2.8%
Air Products and Chemicals, Inc.	7,885	2,430,630
Axalta Coating Systems Ltd. *	108,683	2,768,156
Chemours Co. (The)	54,477	1,668,086
PPG Industries, Inc.	11,987	1,507,245
		8,374,117
Commercial Services & Supplies — 0.3%
Republic Services, Inc.	7,268	937,499
Construction Materials — 0.6%
Vulcan Materials Co.	10,350	1,812,389
Consumer Finance — 1.3%
American Express Co.	20,045	2,961,649
Capital One Financial Corp.	10,011	930,622
		3,892,271
Containers & Packaging — 0.4%
Ball Corp.	11,400	582,996
Sealed Air Corp.	14,396	718,072
		1,301,068
Diversified Financial Services — 2.4%
Berkshire Hathaway, Inc., Class B *	23,397	7,227,333
Electric Utilities — 1.9%
Entergy Corp.	4,837	544,163
NextEra Energy, Inc.	44,332	3,706,155
Xcel Energy, Inc.	20,417	1,431,436
		5,681,754
Electrical Equipment — 1.0%
Eaton Corp. plc	11,473	1,800,687
Rockwell Automation, Inc.	4,429	1,140,778
		2,941,465
SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan Exchange-Traded Funds	December 31, 2022

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Entertainment — 0.1%
Walt Disney Co. (The) *	4,994	433,879
Equity Real Estate Investment Trusts (REITs) — 3.0%
Alexandria Real Estate Equities, Inc.	2,550	371,459
AvalonBay Communities, Inc.	2,710	437,719
Equity LifeStyle Properties, Inc.	38,646	2,496,532
Host Hotels & Resorts, Inc.	44,683	717,162
Prologis, Inc.	12,564	1,416,340
SBA Communications Corp.	3,333	934,273
Ventas, Inc.	57,047	2,569,967
		8,943,452
Food & Staples Retailing — 2.4%
BJ's Wholesale Club Holdings, Inc. *	17,126	1,133,056
Performance Food Group Co. *	23,598	1,377,887
US Foods Holding Corp. *	49,616	1,687,937
Walmart, Inc.	21,514	3,050,470
		7,249,350
Food Products — 1.4%
Bunge Ltd.	12,286	1,225,774
Lamb Weston Holdings, Inc.	8,618	770,104
Mondelez International, Inc., Class A	35,050	2,336,083
		4,331,961
Health Care Equipment & Supplies — 2.5%
Baxter International, Inc.	27,960	1,425,121
Becton Dickinson and Co.	4,854	1,234,372
Boston Scientific Corp. *	33,807	1,564,250
Medtronic plc	17,608	1,368,494
Zimmer Biomet Holdings, Inc.	15,795	2,013,863
		7,606,100
Health Care Providers & Services — 4.6%
Cardinal Health, Inc.	11,513	885,004
Centene Corp. *	40,468	3,318,781
Cigna Corp.	6,408	2,123,227
CVS Health Corp.	10,547	982,875
Elevance Health, Inc.	2,932	1,504,028
Humana, Inc.	3,364	1,723,007
UnitedHealth Group, Inc.	6,202	3,288,176
		13,825,098
Hotels, Restaurants & Leisure — 1.5%
Booking Holdings, Inc. *	558	1,124,526
Darden Restaurants, Inc.	6	830
Domino's Pizza, Inc.	828	286,819
McDonald's Corp.	5,670	1,494,215
INVESTMENTS	SHARES	VALUE($)

Hotels, Restaurants & Leisure — continued
Royal Caribbean Cruises Ltd. *	28,854	1,426,253
Yum! Brands, Inc.	2,429	311,107
		4,643,750
Household Durables — 0.5%
DR Horton, Inc.	9,429	840,501
KB Home	12,761	406,438
Newell Brands, Inc.	29,524	386,174
		1,633,113
Household Products — 0.6%
Procter & Gamble Co. (The)	12,371	1,874,949
Industrial Conglomerates — 0.7%
Honeywell International, Inc.	10,177	2,180,931
Insurance — 3.5%
Chubb Ltd.	8,086	1,783,772
Hartford Financial Services Group, Inc. (The)	36,986	2,804,648
Loews Corp.	11,979	698,735
Marsh & McLennan Cos., Inc.	4,561	754,754
MetLife, Inc.	18,615	1,347,168
Progressive Corp. (The)	19,593	2,541,408
Prudential Financial, Inc.	6,878	684,086
		10,614,571
Interactive Media & Services — 2.3%
Alphabet, Inc., Class C *	32,511	2,884,701
Meta Platforms, Inc., Class A *	32,535	3,915,262
		6,799,963
IT Services — 0.8%
Fiserv, Inc. *	6,992	706,681
FleetCor Technologies, Inc. *	3,811	700,005
International Business Machines Corp.	7,809	1,100,210
		2,506,896
Machinery — 2.8%
AGCO Corp.	6,105	846,702
Deere & Co.	3,945	1,691,458
Dover Corp.	15,345	2,077,867
Parker-Hannifin Corp.	10,103	2,939,973
Stanley Black & Decker, Inc.	12,917	970,325
		8,526,325
Media — 2.7%
Charter Communications, Inc., Class A *	12,254	4,155,331
Comcast Corp., Class A	114,041	3,988,014
		8,143,345
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2022	J.P. Morgan Exchange-Traded Funds	27

JPMorgan Active Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Metals & Mining — 1.4%
Alcoa Corp.	41,451	1,884,777
Freeport-McMoRan, Inc.	61,284	2,328,792
		4,213,569
Multiline Retail — 0.5%
Dollar General Corp.	5,598	1,378,508
Multi-Utilities — 2.8%
Ameren Corp.	26,068	2,317,966
CenterPoint Energy, Inc.	61,317	1,838,897
CMS Energy Corp.	26,140	1,655,446
Public Service Enterprise Group, Inc.	44,555	2,729,885
		8,542,194
Oil, Gas & Consumable Fuels — 9.2%
Chevron Corp.	31,384	5,633,114
ConocoPhillips	34,966	4,125,988
Coterra Energy, Inc.	6	148
Diamondback Energy, Inc.	16,031	2,192,720
EOG Resources, Inc.	28,679	3,714,504
EQT Corp.	20,065	678,799
Exxon Mobil Corp.	68,855	7,594,707
Hess Corp.	25,316	3,590,315
Valero Energy Corp.	2,770	351,402
		27,881,697
Pharmaceuticals — 5.4%
Bristol-Myers Squibb Co.	122,888	8,841,792
Elanco Animal Health, Inc. *	24,925	304,583
Eli Lilly & Co.	3,130	1,145,079
Johnson & Johnson	15,715	2,776,055
Merck & Co., Inc.	5,175	574,166
Pfizer, Inc.	52,396	2,684,771
		16,326,446
Road & Rail — 0.9%
CSX Corp.	78,332	2,426,725
Knight-Swift Transportation Holdings, Inc.	5,736	300,624
		2,727,349
Semiconductors & Semiconductor Equipment — 3.0%
Analog Devices, Inc.	14,150	2,321,025
Lam Research Corp.	1,804	758,221
NXP Semiconductors NV (China)	20,655	3,264,110
Qorvo, Inc. *	7,419	672,458
Texas Instruments, Inc.	12,078	1,995,527
		9,011,341
INVESTMENTS	SHARES	VALUE($)

Software — 0.7%
Coupa Software, Inc. *	6	475
Microsoft Corp.	6,471	1,551,875
Oracle Corp.	5,761	470,904
		2,023,254
Specialty Retail — 3.1%
AutoZone, Inc. *	657	1,620,280
Home Depot, Inc. (The)	5,846	1,846,518
Lowe's Cos., Inc.	13,246	2,639,133
O'Reilly Automotive, Inc. *	1,334	1,125,936
TJX Cos., Inc. (The)	27,707	2,205,477
		9,437,344
Technology Hardware, Storage & Peripherals — 0.6%
Apple, Inc.	3,838	498,671
Seagate Technology Holdings plc	26,910	1,415,735
		1,914,406
Textiles, Apparel & Luxury Goods — 1.5%
Kontoor Brands, Inc.	19,177	766,888
NIKE, Inc., Class B	13,721	1,605,494
Tapestry, Inc.	52,448	1,997,220
		4,369,602
Tobacco — 1.3%
Philip Morris International, Inc.	38,735	3,920,369
Trading Companies & Distributors — 0.6%
WESCO International, Inc. *	13,868	1,736,274
Wireless Telecommunication Services — 0.3%
T-Mobile US, Inc. *	6,860	960,400
Total Common Stocks (Cost $286,593,258)		295,260,666
SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan Exchange-Traded Funds	December 31, 2022

INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 2.3%
Investment Companies — 2.3%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.12% (a) (b) (Cost $6,913,734)	6,913,734	6,913,734
Total Investments — 99.9% (Cost $293,506,992)		302,174,400
Other Assets Less Liabilities — 0.1%		212,280
NET ASSETS — 100.0%		302,386,680

Percentages indicated are based on net assets.

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2022.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2022	J.P. Morgan Exchange-Traded Funds	29

JPMorgan Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2022  (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 82.7%
Aerospace & Defense — 1.7%
General Dynamics Corp.	598,009	148,372,013
Raytheon Technologies Corp.	879,084	88,717,157
Textron, Inc.	750,173	53,112,249
		290,201,419
Air Freight & Logistics — 1.3%
United Parcel Service, Inc., Class B	1,262,428	219,460,483
Banks — 1.2%
US Bancorp	5,015,920	218,744,271
Beverages — 3.7%
Coca-Cola Co. (The)	4,094,080	260,424,429
Constellation Brands, Inc., Class A	364,128	84,386,664
Keurig Dr Pepper, Inc.	1,279,750	45,635,885
PepsiCo, Inc.	1,402,253	253,331,027
		643,778,005
Biotechnology — 3.4%
AbbVie, Inc.	1,774,713	286,811,368
Regeneron Pharmaceuticals, Inc. *	241,685	174,373,311
Vertex Pharmaceuticals, Inc. *	485,234	140,125,874
		601,310,553
Building Products — 1.2%
Trane Technologies plc	1,275,207	214,349,545
Capital Markets — 2.5%
CME Group, Inc.	1,061,385	178,482,502
Intercontinental Exchange, Inc.	1,366,899	140,230,168
S&P Global, Inc.	375,415	125,741,500
		444,454,170
Chemicals — 3.0%
Air Products and Chemicals, Inc.	587,173	181,001,949
Ecolab, Inc.	215,007	31,296,419
Linde plc (United Kingdom)	703,942	229,611,801
PPG Industries, Inc.	618,592	77,781,758
		519,691,927
Consumer Finance — 0.8%
American Express Co.	903,896	133,550,634
Containers & Packaging — 0.3%
Avery Dennison Corp.	327,715	59,316,415
Diversified Financial Services — 1.0%
Berkshire Hathaway, Inc., Class B *	565,237	174,601,709
Diversified Telecommunication Services — 0.6%
Verizon Communications, Inc.	2,456,933	96,803,160
INVESTMENTS	SHARES	VALUE($)

Electric Utilities — 2.9%
Alliant Energy Corp.	1,363,543	75,281,209
Duke Energy Corp.	219,111	22,566,242
Evergy, Inc.	662,651	41,700,627
NextEra Energy, Inc.	2,701,183	225,818,899
Xcel Energy, Inc.	2,081,413	145,927,866
		511,294,843
Electrical Equipment — 1.1%
Eaton Corp. plc	1,239,108	194,478,001
Electronic Equipment, Instruments & Components — 0.7%
Keysight Technologies, Inc. *	695,640	119,003,135
Entertainment — 0.1%
Electronic Arts, Inc.	162,398	19,841,788
Equity Real Estate Investment Trusts (REITs) — 2.6%
Camden Property Trust	292,801	32,758,576
Mid-America Apartment Communities, Inc.	199,990	31,396,430
Prologis, Inc.	1,011,015	113,971,721
Public Storage	307,446	86,143,295
SBA Communications Corp.	355,205	99,567,513
Sun Communities, Inc.	515,986	73,785,998
UDR, Inc.	369,849	14,324,252
		451,947,785
Food & Staples Retailing — 1.0%
Costco Wholesale Corp.	173,620	79,257,530
Walmart, Inc.	709,597	100,613,759
		179,871,289
Food Products — 2.3%
Archer-Daniels-Midland Co.	354,085	32,876,792
Hershey Co. (The)	1,110,002	257,043,163
Mondelez International, Inc., Class A	1,740,480	116,002,992
		405,922,947
Health Care Equipment & Supplies — 0.3%
Boston Scientific Corp. *	1,124,908	52,049,493
Health Care Providers & Services — 2.4%
Centene Corp. *	580,687	47,622,141
Elevance Health, Inc.	198,805	101,981,001
UnitedHealth Group, Inc.	499,133	264,630,334
		414,233,476
Hotels, Restaurants & Leisure — 2.0%
Chipotle Mexican Grill, Inc. *	20,217	28,050,885
Domino's Pizza, Inc.	131,896	45,688,775
SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan Exchange-Traded Funds	December 31, 2022

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Hotels, Restaurants & Leisure — continued
McDonald's Corp.	518,657	136,681,679
Yum! Brands, Inc.	1,033,150	132,325,852
		342,747,191
Household Products — 3.7%
Colgate-Palmolive Co.	2,837,591	223,573,795
Kimberly-Clark Corp.	1,390,219	188,722,229
Procter & Gamble Co. (The)	1,559,706	236,389,041
		648,685,065
Industrial Conglomerates — 1.4%
Honeywell International, Inc.	1,174,466	251,688,064
Insurance — 4.5%
Aon plc, Class A	531,808	159,616,853
Arthur J Gallagher & Co.	604,408	113,955,084
Progressive Corp. (The)	2,116,452	274,524,989
Travelers Cos., Inc. (The)	1,320,385	247,558,984
		795,655,910
Interactive Media & Services — 1.0%
Alphabet, Inc., Class A *	1,990,840	175,651,813
Internet & Direct Marketing Retail — 0.6%
Amazon.com, Inc. *	1,226,702	103,042,968
IT Services — 6.3%
Accenture plc, Class A	843,649	225,119,299
Automatic Data Processing, Inc.	638,957	152,621,269
FleetCor Technologies, Inc. *	311,893	57,288,506
Jack Henry & Associates, Inc.	1,074,164	188,580,232
Mastercard, Inc., Class A	700,176	243,472,200
Visa, Inc., Class A	1,095,584	227,618,532
		1,094,700,038
Life Sciences Tools & Services — 1.1%
Thermo Fisher Scientific, Inc.	363,814	200,348,732
Machinery — 1.7%
Deere & Co.	217,246	93,146,395
Dover Corp.	1,043,348	141,279,752
Otis Worldwide Corp.	745,638	58,390,912
		292,817,059
Media — 1.6%
Charter Communications, Inc., Class A *	168,741	57,220,073
Comcast Corp., Class A	6,385,958	223,316,951
		280,537,024
INVESTMENTS	SHARES	VALUE($)

Multi-Utilities — 4.9%
Ameren Corp.	1,317,715	117,171,218
CMS Energy Corp.	1,327,444	84,067,029
Consolidated Edison, Inc.	582,179	55,487,480
Dominion Energy, Inc.	886,954	54,388,019
DTE Energy Co.	840,746	98,812,877
Public Service Enterprise Group, Inc.	2,827,856	173,262,737
Sempra Energy	776,851	120,054,554
WEC Energy Group, Inc.	1,571,739	147,366,249
		850,610,163
Oil, Gas & Consumable Fuels — 2.8%
Chevron Corp.	803,155	144,158,291
ConocoPhillips	387,539	45,729,602
EOG Resources, Inc.	169,113	21,903,516
Exxon Mobil Corp.	2,446,720	269,873,216
		481,664,625
Pharmaceuticals — 4.9%
Bristol-Myers Squibb Co.	3,484,785	250,730,281
Eli Lilly & Co.	682,861	249,817,868
Johnson & Johnson	866,678	153,098,669
Merck & Co., Inc.	1,865,287	206,953,592
		860,600,410
Professional Services — 0.4%
Booz Allen Hamilton Holding Corp.	351,409	36,729,268
Leidos Holdings, Inc.	242,431	25,501,317
		62,230,585
Road & Rail — 3.6%
CSX Corp.	1,155,689	35,803,245
Norfolk Southern Corp.	829,526	204,411,797
Old Dominion Freight Line, Inc.	605,049	171,700,805
Union Pacific Corp.	1,058,335	219,149,429
		631,065,276
Semiconductors & Semiconductor Equipment — 1.7%
Analog Devices, Inc.	500,252	82,056,336
Texas Instruments, Inc.	1,324,832	218,888,743
		300,945,079
Software — 2.0%
Adobe, Inc. *	123,451	41,544,965
Intuit, Inc.	246,534	95,955,963
Microsoft Corp.	881,358	211,367,276
		348,868,204
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2022	J.P. Morgan Exchange-Traded Funds	31

JPMorgan Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Specialty Retail — 2.8%
AutoZone, Inc. *	52,236	128,823,378
Lowe's Cos., Inc.	1,072,233	213,631,703
O'Reilly Automotive, Inc. *	166,129	140,217,860
		482,672,941
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.	184,474	23,968,707
Textiles, Apparel & Luxury Goods — 0.2%
NIKE, Inc., Class B	343,172	40,154,556
Tobacco — 0.9%
Altria Group, Inc.	1,500,039	68,566,783
Philip Morris International, Inc.	890,744	90,152,200
		158,718,983
Wireless Telecommunication Services — 0.4%
T-Mobile US, Inc. *	478,826	67,035,640
Total Common Stocks (Cost $14,074,511,976)		14,459,314,081
	PRINCIPAL AMOUNT($)
Equity-Linked Notes — 15.2%
Barclays Bank plc, ELN, 63.40%, 1/23/2023, (linked to S&P 500 Index) (United Kingdom) (a)	45,052	179,776,852
BNP Paribas, ELN, 60.40%, 1/10/2023, (linked to S&P 500 Index) (a)	49,061	191,718,123
BNP Paribas, ELN, 66.70%, 1/20/2023, (linked to S&P 500 Index) (a)	46,024	183,347,190
BNP Paribas, ELN, 67.10%, 1/24/2023, (linked to S&P 500 Index) (a)	43,637	172,955,686
BNP Paribas, ELN, 70.90%, 1/31/2023, (linked to S&P 500 Index) (a)	48,399	188,755,132
BofA Finance LLC, ELN, 64.70%, 1/9/2023, (linked to S&P 500 Index) (b)	42,891	167,503,509
BofA Finance LLC, ELN, 67.30%, 1/27/2023, (linked to S&P 500 Index) (b)	44,484	172,185,108
BofA Finance LLC, ELN, 71.70%, 2/7/2023, (linked to S&P 500 Index) (b)	45,463	177,605,301
Canadian Imperial Bank of Commerce, ELN, 64.11%, 1/6/2023, (linked to S&P 500 Index) (Canada) (b)	40,428	157,010,628
Canadian Imperial Bank of Commerce, ELN, 72.23%, 2/6/2023, (linked to S&P 500 Index) (Canada) (b)	48,107	181,952,701
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Morgan Stanley BV, ELN, 68.54%, 1/18/2023, (linked to S&P 500 Index) (b)	42,891	170,257,969
Royal Bank of Canada, ELN, 66.10%, 1/30/2023, (linked to S&P 500 Index) (Canada) (b)	47,699	188,828,893
Royal Bank of Canada, ELN, 68.71%, 1/13/2023, (linked to S&P 500 Index) (Canada) (b)	42,118	165,773,079
Royal Bank of Canada, ELN, 69.53%, 2/3/2023, (linked to S&P 500 Index) (Canada) (b)	48,312	188,410,036
UBS AG, ELN, 67.99%, 1/17/2023, (linked to S&P 500 Index) (Switzerland) (b)	42,197	167,145,271
Total Equity-Linked Notes (Cost $2,653,988,968)		2,653,225,478
	SHARES
Short-Term Investments — 1.5%
Investment Companies — 1.5%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.12% (c) (d) (Cost $264,972,342)	264,972,342	264,972,342
Total Investments — 99.4% (Cost $16,993,473,286)		17,377,511,901
Other Assets Less Liabilities — 0.6%		107,626,298
NET ASSETS — 100.0%		17,485,138,199

Percentages indicated are based on net assets.

Abbreviations
ELN	Equity-Linked Note

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of December 31, 2022.
SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. Morgan Exchange-Traded Funds	December 31, 2022

Futures contracts outstanding as of December 31, 2022:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Short Contracts
S&P 500 E-Mini Index	(1,150)	03/17/2023	USD	(222,036,250)	2,720,263

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2022	J.P. Morgan Exchange-Traded Funds	33

JPMorgan Nasdaq Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2022  (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 81.2%
Air Freight & Logistics — 0.3%
United Parcel Service, Inc., Class B	16,511	2,870,272
Automobiles — 2.2%
Tesla, Inc. *	175,885	21,665,514
Beverages — 2.8%
Coca-Cola Co. (The)	115,211	7,328,572
Constellation Brands, Inc., Class A	19,920	4,616,460
Monster Beverage Corp. *	68,373	6,941,910
PepsiCo, Inc.	49,071	8,865,167
		27,752,109
Biotechnology — 3.3%
AbbVie, Inc.	41,231	6,663,342
Amgen, Inc.	9,747	2,559,952
Biogen, Inc. *	21,204	5,871,812
Regeneron Pharmaceuticals, Inc. *	14,290	10,310,092
Seagen, Inc. *	32,453	4,170,535
Vertex Pharmaceuticals, Inc. *	13,378	3,863,299
		33,439,032
Commercial Services & Supplies — 0.5%
Copart, Inc. *	80,993	4,931,664
Communications Equipment — 1.8%
Cisco Systems, Inc.	370,455	17,648,476
Electric Utilities — 1.6%
NextEra Energy, Inc.	80,420	6,723,112
Xcel Energy, Inc.	138,766	9,728,884
		16,451,996
Electrical Equipment — 0.6%
Eaton Corp. plc	36,302	5,697,599
Entertainment — 1.1%
Electronic Arts, Inc.	8,654	1,057,346
Netflix, Inc. *	34,512	10,176,898
		11,234,244
Equity Real Estate Investment Trusts (REITs) — 0.4%
Prologis, Inc.	33,870	3,818,165
Food & Staples Retailing — 1.1%
Costco Wholesale Corp.	23,202	10,591,713
Food Products — 1.6%
Kraft Heinz Co. (The)	129,954	5,290,427
Mondelez International, Inc., Class A	154,853	10,320,953
		15,611,380
INVESTMENTS	SHARES	VALUE($)

Health Care Equipment & Supplies — 1.8%
Dexcom, Inc. *	70,363	7,967,906
Intuitive Surgical, Inc. *	38,037	10,093,118
		18,061,024
Health Care Providers & Services — 0.4%
UnitedHealth Group, Inc.	7,981	4,231,367
Hotels, Restaurants & Leisure — 2.1%
Airbnb, Inc., Class A *	4,838	413,649
Booking Holdings, Inc. *	5,238	10,556,037
Chipotle Mexican Grill, Inc. *	3,756	5,211,412
Marriott International, Inc., Class A	32,263	4,803,638
		20,984,736
Industrial Conglomerates — 0.8%
Honeywell International, Inc.	37,144	7,959,959
Interactive Media & Services — 8.7%
Alphabet, Inc., Class C *	751,414	66,672,964
Meta Platforms, Inc., Class A *	172,161	20,717,855
		87,390,819
Internet & Direct Marketing Retail — 5.4%
Amazon.com, Inc. *	599,438	50,352,792
MercadoLibre, Inc. (Brazil) *	4,743	4,013,716
		54,366,508
IT Services — 1.3%
Mastercard, Inc., Class A	12,110	4,211,010
PayPal Holdings, Inc. *	128,484	9,150,631
		13,361,641
Life Sciences Tools & Services — 0.3%
Thermo Fisher Scientific, Inc.	6,302	3,470,448
Machinery — 0.6%
Deere & Co.	14,985	6,424,969
Media — 1.7%
Charter Communications, Inc., Class A *	10,300	3,492,730
Comcast Corp., Class A	377,164	13,189,425
		16,682,155
Multiline Retail — 0.3%
Dollar Tree, Inc. *	24,752	3,500,923
Oil, Gas & Consumable Fuels — 0.4%
Diamondback Energy, Inc.	26,042	3,562,025
Pharmaceuticals — 0.4%
Bristol-Myers Squibb Co.	53,076	3,818,818
SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. Morgan Exchange-Traded Funds	December 31, 2022

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Professional Services — 0.5%
Verisk Analytics, Inc.	26,512	4,677,247
Road & Rail — 0.4%
CSX Corp.	121,297	3,757,781
Semiconductors & Semiconductor Equipment — 11.6%
Advanced Micro Devices, Inc. *	184,517	11,951,166
Analog Devices, Inc.	76,999	12,630,146
Applied Materials, Inc.	35,493	3,456,308
ASML Holding NV (Registered), NYRS (Netherlands)	10,928	5,971,059
Broadcom, Inc.	19,873	11,111,591
Intel Corp.	134,103	3,544,342
Lam Research Corp.	20,161	8,473,668
Marvell Technology, Inc.	99,016	3,667,553
Micron Technology, Inc.	22,707	1,134,896
NVIDIA Corp.	165,072	24,123,622
NXP Semiconductors NV (China)	44,087	6,967,069
QUALCOMM, Inc.	95,280	10,475,083
Teradyne, Inc.	51,996	4,541,851
Texas Instruments, Inc.	53,343	8,813,330
		116,861,684
Software — 15.5%
Adobe, Inc. *	15,523	5,223,955
HubSpot, Inc. *	8,893	2,571,233
Intuit, Inc.	31,087	12,099,682
Microsoft Corp.	439,287	105,349,808
Oracle Corp.	58,480	4,780,155
Palo Alto Networks, Inc. *	38,271	5,340,335
ServiceNow, Inc. *	5,513	2,140,533
Synopsys, Inc. *	35,098	11,206,441
Workday, Inc., Class A *	33,702	5,639,356
Zscaler, Inc. *	11,815	1,322,099
		155,673,597
Specialty Retail — 1.3%
Lowe's Cos., Inc.	28,654	5,709,023
O'Reilly Automotive, Inc. *	9,138	7,712,746
		13,421,769
Technology Hardware, Storage & Peripherals — 9.2%
Apple, Inc.	684,741	88,968,398
Seagate Technology Holdings plc	71,737	3,774,084
		92,742,482
Textiles, Apparel & Luxury Goods — 0.4%
NIKE, Inc., Class B	36,692	4,293,331
INVESTMENTS	SHARES	VALUE($)

Wireless Telecommunication Services — 0.8%
T-Mobile US, Inc. *	57,858	8,100,120
Total Common Stocks (Cost $863,246,796)		815,055,567
	PRINCIPAL AMOUNT($)
Equity-Linked Notes — 17.3%
BNP Paribas, ELN, 92.00%, 1/24/2023, (linked to Nasdaq-100 Index) (a)	2,644	30,577,437
BofA Finance LLC, ELN, 91.38%, 1/10/2023, (linked to Nasdaq-100 Index) (b)	3,155	35,498,135
Citigroup Global Markets Holdings, Inc., ELN, 103.55%, 1/31/2023, (linked to Nasdaq-100 Index) (a)	3,650	41,590,327
National Bank of Canada, ELN, 95.50%, 1/18/2023, (linked to Nasdaq-100 Index) (Canada) (b)	1,718	19,741,143
UBS AG, ELN, 97.50%, 2/7/2023, (linked to Nasdaq-100 Index) (Switzerland) (b)	4,200	46,851,168
Total Equity-Linked Notes (Cost $173,966,444)		174,258,210
	SHARES
Short-Term Investments — 1.8%
Investment Companies — 1.8%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.12% (c) (d) (Cost $18,135,704)	18,135,704	18,135,704
Total Investments — 100.3% (Cost $1,055,348,944)		1,007,449,481
Liabilities in Excess of Other Assets — (0.3)%		(3,157,844)
NET ASSETS — 100.0%		1,004,291,637

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2022	J.P. Morgan Exchange-Traded Funds	35

JPMorgan Nasdaq Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2022  (Unaudited) (continued)
Abbreviations
ELN	Equity-Linked Note
NYRS	New York Registry Shares

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of December 31, 2022.
SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. Morgan Exchange-Traded Funds	December 31, 2022

STATEMENTS OF ASSETS AND LIABILITIES
AS OF  December 31, 2022  (Unaudited)

	JPMorgan ActiveBuilders U.S. Large Cap Equity ETF	JPMorgan Active Growth ETF	JPMorgan Active Value ETF
ASSETS:
Investments in non-affiliates, at value	$23,928,520	$134,237,956	$295,260,666
Investments in affiliates, at value	108,080	5,698,329	6,913,734
Cash	320	18,931	19,430
Deposits at broker for futures contracts	19,000	—	—
Receivables:
Dividends from non-affiliates	19,811	36,365	357,881
Dividends from affiliates	12	644	781
Total Assets	24,075,743	139,992,225	302,552,492
LIABILITIES:
Payables:
Distributions	—	6,835	68,145
Variation margin on futures contracts	346	—	—
Accrued liabilities:
Management fees (See Note 3.A.)	377	46,761	97,667
Total Liabilities	723	53,596	165,812
Net Assets	$24,075,020	$139,938,629	$302,386,680
NET ASSETS:
Paid-in-Capital	$26,962,153	$145,748,475	$298,041,102
Total distributable earnings (loss)	(2,887,133)	(5,809,846)	4,345,578
Total Net Assets	$24,075,020	$139,938,629	$302,386,680
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	550,000	3,150,000	5,900,000
Net asset value, per share	$43.77	$44.42	$51.25
Cost of investments in non-affiliates	$25,502,902	$138,182,203	$286,593,258
Cost of investments in affiliates	108,080	5,698,329	6,913,734
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2022	J.P. Morgan Exchange-Traded Funds	37

STATEMENTS OF ASSETS AND LIABILITIES
AS OF  December 31, 2022  (Unaudited) (continued)

	JPMorgan Equity Premium Income ETF	JPMorgan Nasdaq Equity Premium Income ETF
ASSETS:
Investments in non-affiliates, at value	$17,112,539,559	$989,313,777
Investments in affiliates, at value	264,972,342	18,135,704
Cash	949,586	42,647
Deposits at broker for futures contracts	11,458,000	—
Receivables:
Investment securities sold	513,519,770	46,582,543
Fund shares sold	171,862,171	17,337,895
Interest from non-affiliates	79,903,301	7,000,632
Dividends from non-affiliates	20,924,313	304,492
Dividends from affiliates	29,931	2,049
Variation margin on futures contracts	493,043	—
Total Assets	18,176,652,016	1,078,719,739
LIABILITIES:
Payables:
Distributions	182,159,914	13,942,456
Investment securities purchased	498,960,870	60,220,748
Fund shares redeemed	5,445,335	—
Accrued liabilities:
Management fees (See Note 3.A.)	4,947,698	264,898
Total Liabilities	691,513,817	74,428,102
Net Assets	$17,485,138,199	$1,004,291,637
NET ASSETS:
Paid-in-Capital	$18,611,983,950	$1,092,145,620
Total distributable earnings (loss)	(1,126,845,751)	(87,853,983)
Total Net Assets	$17,485,138,199	$1,004,291,637
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	321,100,000	24,625,000
Net asset value, per share	$54.45	$40.78
Cost of investments in non-affiliates	$16,728,500,944	$1,037,213,240
Cost of investments in affiliates	264,972,342	18,135,704
SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. Morgan Exchange-Traded Funds	December 31, 2022

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED  December 31, 2022  (Unaudited)

	JPMorgan ActiveBuilders U.S. Large Cap Equity ETF	JPMorgan Active Growth ETF (a)	JPMorgan Active Value ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$383	$—	$—
Interest income from affiliates	—	2	—
Dividend income from non-affiliates	207,114	289,268	1,667,534
Dividend income from affiliates	1,350	43,646	66,149
Total investment income	208,847	332,916	1,733,683
EXPENSES:
Management fees (See Note 3.A.)	21,147	129,094	326,389
Total expenses	21,147	129,094	326,389
Net investment income (loss)	187,700	203,822	1,407,294
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(440,828)	(2,085,210)	(4,005,585)
In-kind redemptions of investments in non-affiliates (See Note 4)	—	222,434	375,540
Futures contracts	2,266	—	—
Net realized gain (loss)	(438,562)	(1,862,776)	(3,630,045)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	1,027,496	(3,944,247)	10,611,308
Futures contracts	(2,041)	—	—
Change in net unrealized appreciation/depreciation	1,025,455	(3,944,247)	10,611,308
Net realized/unrealized gains (losses)	586,893	(5,807,023)	6,981,263
Change in net assets resulting from operations	$774,593	$(5,603,201)	$8,388,557

(a)
Commenced operations on August 8, 2022.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2022	J.P. Morgan Exchange-Traded Funds	39

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED  December 31, 2022  (Unaudited) (continued)

	JPMorgan Equity Premium Income ETF	JPMorgan Nasdaq Equity Premium Income ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$767,277,331	$43,317,314
Interest income from affiliates	22,198	470
Dividend income from non-affiliates	112,553,319	1,941,789
Dividend income from affiliates	3,273,594	131,523
Total investment income	883,126,442	45,391,096
EXPENSES:
Management fees (See Note 3.A.)	23,716,839	888,842
Interest expense to non-affiliates	520	16
Other	35,463	—
Total expenses	23,752,822	888,858
Net investment income (loss)	859,373,620	44,502,238
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(974,922,192)	(45,557,266)
In-kind redemptions of investments in non-affiliates (See Note 4)	81,956,747	6,458,459
Futures contracts	7,687,248	83,798
Net realized gain (loss)	(885,278,197)	(39,015,009)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	743,570,894	(43,275,801)
Futures contracts	2,720,263	15,350
Change in net unrealized appreciation/depreciation	746,291,157	(43,260,451)
Net realized/unrealized gains (losses)	(138,987,040)	(82,275,460)
Change in net assets resulting from operations	$720,386,580	$(37,773,222)
SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. Morgan Exchange-Traded Funds	December 31, 2022

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED

	JPMorgan ActiveBuilders U.S. Large Cap Equity ETF		JPMorgan Active Growth ETF
	Six Months Ended December 31, 2022 (Unaudited)	Period Ended June 30, 2022 (a)	Period Ended December 31, 2022 (Unaudited)(b)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$187,700	$334,991	$203,822
Net realized gain (loss)	(438,562)	(861,236)	(1,862,776)
Change in net unrealized appreciation/depreciation	1,025,455	(2,601,888)	(3,944,247)
Change in net assets resulting from operations	774,593	(3,128,133)	(5,603,201)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(378,735)	(154,858)	(206,645)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	—	26,962,153	145,748,475
NET ASSETS:
Change in net assets	395,858	23,679,162	139,938,629
Beginning of period	23,679,162	—	—
End of period	$24,075,020	$23,679,162	$139,938,629
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$—	$26,962,153	$148,038,213
Cost of shares redeemed	—	—	(2,289,738)
Total change in net assets resulting from capital transactions	$—	$26,962,153	$145,748,475
SHARE TRANSACTIONS:
Issued	—	550,000	3,200,000
Redeemed	—	—	(50,000)
Net increase in shares from transactions	—	550,000	3,150,000

(a)
Commenced operations on July 7, 2021.
(b)
Commenced operations on August 8, 2022.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2022	J.P. Morgan Exchange-Traded Funds	41

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

	JPMorgan Active Value ETF		JPMorgan Equity Premium Income ETF
	Six Months Ended December 31, 2022 (Unaudited)	Period Ended June 30, 2022 (a)	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$1,407,294	$410,429	$859,373,620	$600,120,493
Net realized gain (loss)	(3,630,045)	(635,535)	(885,278,197)	(538,883,868)
Change in net unrealized appreciation/depreciation	10,611,308	(1,943,900)	746,291,157	(450,224,219)
Change in net assets resulting from operations	8,388,557	(2,169,006)	720,386,580	(388,987,594)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(1,496,549)	(377,424)	(984,646,951)	(493,807,029)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	251,269,545	46,771,557	7,542,987,617	9,172,786,489
NET ASSETS:
Change in net assets	258,161,553	44,225,127	7,278,727,246	8,289,991,866
Beginning of period	44,225,127	—	10,206,410,953	1,916,419,087
End of period	$302,386,680	$44,225,127	$17,485,138,199	$10,206,410,953
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$253,783,924	$46,771,557	$8,184,733,322	$9,663,664,928
Cost of shares redeemed	(2,514,379)	—	(641,745,705)	(490,878,439)
Total change in net assets resulting from capital transactions	$251,269,545	$46,771,557	$7,542,987,617	$9,172,786,489
SHARE TRANSACTIONS:
Issued	5,025,000	925,000	148,600,000	160,575,000
Redeemed	(50,000)	—	(11,575,000)	(8,175,000)
Net increase in shares from transactions	4,975,000	925,000	137,025,000	152,400,000

(a)
Commenced operations on October 4, 2021.
SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. Morgan Exchange-Traded Funds	December 31, 2022

	JPMorgan Nasdaq Equity Premium Income ETF
	Six Months Ended December 31, 2022 (Unaudited)	Period Ended June 30, 2022 (a)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$44,502,238	$1,172,963
Net realized gain (loss)	(39,015,009)	(478,926)
Change in net unrealized appreciation/depreciation	(43,260,451)	(4,639,012)
Change in net assets resulting from operations	(37,773,222)	(3,944,975)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(45,797,035)	(338,751)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	986,706,165	105,439,455
NET ASSETS:
Change in net assets	903,135,908	101,155,729
Beginning of period	101,155,729	—
End of period	$1,004,291,637	$101,155,729
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$1,067,219,914	$105,439,455
Cost of shares redeemed	(80,513,749)	—
Total change in net assets resulting from capital transactions	$986,706,165	$105,439,455
SHARE TRANSACTIONS:
Issued	24,225,000	2,225,000
Redeemed	(1,825,000)	—
Net increase in shares from transactions	22,400,000	2,225,000

(a)
Commenced operations on May 3, 2022.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2022	J.P. Morgan Exchange-Traded Funds	43

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan ActiveBuilders U.S. Large Cap Equity ETF
Six Months Ended December 31, 2022 (Unaudited)	$43.05	$0.34	$1.07	$1.41	$(0.69)	$—	$(0.69)
July 7, 2021 (f) through June 30, 2022	49.00	0.61	(6.28)	(5.67)	(0.28)	—	(0.28)
JPMorgan Active Growth ETF
August 8, 2022 (f) through December 31, 2022 (Unaudited)	49.95	0.12	(5.58)	(5.46)	(0.07)	—	(0.07)
JPMorgan Active Value ETF
Six Months Ended December 31, 2022 (Unaudited)	47.81	0.48	3.31	3.79	(0.35)	—	(0.35)
October 4, 2021 (f) through June 30, 2022	49.50	0.63	(1.78)	(1.15)	(0.47)	(0.07)	(0.54)
JPMorgan Equity Premium Income ETF
Six Months Ended December 31, 2022 (Unaudited)	55.45	3.48	(0.53)	2.95	(3.95)	—	(3.95)
Year Ended June 30, 2022	60.50	6.11	(6.20)	(0.09)	(4.96)	—	(4.96)
Year Ended June 30, 2021	50.76	5.17	9.42	14.59	(4.85)	—	(4.85)
May 20, 2020 (f) through June 30, 2020	50.00	0.63	0.13(i)	0.76	—	—	—
JPMorgan Nasdaq Equity Premium Income ETF
Six Months Ended December 31, 2022 (Unaudited)	45.46	3.79	(4.99)	(1.20)	(3.48)	—	(3.48)
May 3, 2022 (f) through June 30, 2022	50.00	1.11	(5.27)	(4.16)	(0.38)	—	(0.38)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)
Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The closing price was used to calculate the market price return.

(f)	Commencement of operations.
(g)
Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of secondary market trading, the net asset value is used as a proxy for the secondary market trading price to calculate the market returns.

(h)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
(i)
Calculation of the net realized and unrealized gains (losses) per share do not correlate with the Fund’s net realized and unrealized gains (losses) presented in the
Statement of Operations due to the timing of capital transactions in relation to the fluctuating market values of the Fund’s investments.

44	J.P. Morgan Exchange-Traded Funds	December 31, 2022

		Ratios/Supplemental data
					Ratios to average net assets (a)
Net asset value, end of period	Market price, end of period	Total return (c)(d)	Market price total return (c)(e)	Net assets, end of period	Net expenses	Net investment income (loss)	Portfolio turnover rate (c)

$43.77	$43.75	3.28%	3.45%	$24,075,020	0.17%	1.50%	14%
43.05	42.96	(11.67)	(11.85)(g)	23,679,162	0.17(h)	1.25(h)	40

44.42	44.43	(10.93)	(10.91)(g)	139,938,629	0.44	0.68	14

51.25	51.23	7.94	8.12	302,386,680	0.43	1.87	41
47.81	47.71	(2.37)	(2.57)(g)	44,225,127	0.44	1.64	56

54.45	54.49	5.48	5.56	17,485,138,199	0.35(h)	12.58(h)	95
55.45	55.45	(0.49)	(0.62)	10,206,410,953	0.35	10.23	195
60.50	60.57	30.22	29.90	1,916,419,087	0.35	8.89	195
50.76	50.94	1.52	1.88(g)	27,916,586	0.35	11.11	13

40.78	40.80	(2.91)	(3.51)	1,004,291,637	0.35	17.28	90
45.46	45.76	(8.37)	(7.77)(g)	101,155,729	0.35	14.59	12

December 31, 2022	J.P. Morgan Exchange-Traded Funds	45

NOTES TO FINANCIAL STATEMENTS
AS OF  December 31, 2022  (Unaudited)
1. Organization
J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) was formed on February 25, 2010, and is governed by a Declaration of Trust as amended and restated February 19, 2014, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The following are 5 separate funds of the Trust (each, a "Fund" and collectively, the "Funds") covered by this report:
Diversification Classification
JPMorgan ActiveBuilders U.S. Large Cap Equity ETF	Diversified
JPMorgan Active Growth ETF(1)	Non-diversified
JPMorgan Active Value ETF	Diversified
JPMorgan Equity Premium Income ETF	Diversified
JPMorgan Nasdaq Equity Premium Income ETF	Non-Diversified

(1)	Commencement of operations was August 8, 2022.
The investment objective of JPMorgan ActiveBuilders U.S. Large Cap Equity ETF ("ActiveBuilders U.S. Large Cap Equity ETF"), JPMorgan Active Growth ETF ("Active Growth ETF") and JPMorgan Active Value ETF ("Active Value ETF") is to seek to provide long-term capital appreciation.
The investment objective of JPMorgan Equity Premium Income ETF ("Equity Premium Income ETF") and JPMorgan Nasdaq Premium Income ETF ("Nasdaq Equity Premium Income ETF") is to seek current income while maintaining prospects for capital appreciation.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Funds.
Shares of each Fund are listed and traded at market price on an exchange as follows:
Listing Exchange
ActiveBuilders U.S. Large Cap Equity ETF	NYSE Arca
Active Growth ETF	NYSE Arca
Active Value ETF	NYSE Arca
Equity Premium Income ETF	NYSE Arca
Nasdaq Equity Premium Income ETF	Nasdaq Stock Market® LLC
Market prices for the Funds’ shares may be different from their net asset value (“NAV”).
The Funds issue and redeem their shares on a continuous basis, through JPMorgan Distribution Services, Inc. (the “Distributor” or “JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, at NAV in large blocks of shares, referred to as “Creation Units”. Creation Units are issued and redeemed principally in-kind for a basket of securities. A cash amount may be substituted if a Fund has sizable exposure to market or sponsor restricted securities.  Shares are generally traded in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Only individuals or institutions that have entered into an authorized participant agreement with the Distributor may do business directly with the Funds (each, an “Authorized Participant”).
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments — Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations.  Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations

46	J.P. Morgan Exchange-Traded Funds	December 31, 2022

for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the NAV of the Funds are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.
•
Level 1 — Quoted prices in active markets for identical securities.
•
Level 2 — Other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•
Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as level 2.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”):
ActiveBuilders U.S. Large Cap Equity ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$24,036,600	$—	$—	$24,036,600
Depreciation in Other Financial Instruments
Futures Contracts (a)	$(2,051)	$—	$—	$(2,051)

(a)	Please refer to the SOI for specifics of portfolio holdings.

Active Growth ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$139,936,285	$—	$—	$139,936,285

(a)	Please refer to the SOI for specifics of portfolio holdings.

December 31, 2022	J.P. Morgan Exchange-Traded Funds	47

NOTES TO FINANCIAL STATEMENTS
AS OF  December 31, 2022  (Unaudited) (continued)
Active Value ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$302,174,400	$—	$—	$302,174,400

(a)	Please refer to the SOI for specifics of portfolio holdings.

Equity Premium Income ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$14,459,314,081	$—	$—	$14,459,314,081
Equity Linked Notes	—	2,653,225,478	—	2,653,225,478
Short-Term Investments
Investment Companies	264,972,342	—	—	264,972,342
Total Investments in Securities	$14,724,286,423	$2,653,225,478	$—	$17,377,511,901
Appreciation in Other Financial Instruments
Futures Contracts	$2,720,263	$—	$—	$2,720,263

Nasdaq Equity Premium Income ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$815,055,567	$—	$—	$815,055,567
Equity Linked Notes	—	174,258,210	—	174,258,210
Short-Term Investments
Investment Companies	18,135,704	—	—	18,135,704
Total Investments in Securities	$833,191,271	$174,258,210	$—	$1,007,449,481
B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of December 31, 2022, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.
C. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from

48	J.P. Morgan Exchange-Traded Funds	December 31, 2022

the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.
The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.
The Funds did not lend out any securities during the six months ended December 31, 2022.
D. Investment Transactions with Affiliates — The Funds invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuer listed in the tables below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
ActiveBuilders U.S. Large Cap Equity ETF
For the six months ended December 31, 2022
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2022	Shares at December 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.12% (a) (b)	$108,091	$816,036	$816,047	$—	$—	$108,080	108,080	$1,350	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2022.

Active Growth ETF
For the six months ended December 31, 2022
Security Description	Value at August 8, 2022(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2022	Shares at December 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.12% (b) (c)	$—	$8,979,704	$3,281,375	$—	$—	$5,698,329	5,698,329	$43,646	$—

(a)	Commencement of operations was August 8, 2022.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of December 31, 2022.

December 31, 2022	J.P. Morgan Exchange-Traded Funds	49

NOTES TO FINANCIAL STATEMENTS
AS OF  December 31, 2022  (Unaudited) (continued)
Active Value ETF
For the six months ended December 31, 2022
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2022	Shares at December 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.12% (a) (b)	$1,396,966	$15,017,341	$9,500,573	$—	$—	$6,913,734	6,913,734	$66,149	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2022.

Equity Premium Income ETF
For the six months ended December 31, 2022
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2022	Shares at December 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.12% (a) (b)	$121,300,698	$3,345,724,539	$3,202,052,895	$—	$—	$264,972,342	264,972,342	$3,273,594	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2022.

Nasdaq Equity Premium Income ETF
For the six months ended December 31, 2022
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2022	Shares at December 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.12% (a) (b)	$1,754,620	$223,364,984	$206,983,900	$—	$—	$18,135,704	18,135,704	$131,523	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2022.
E. Futures Contracts— ActiveBuilders U.S. Large Cap Equity ETF, Equity Premium Income ETF and Nasdaq Equity Premium Income ETF used index futures contracts to manage and hedge equity price risk associated with portfolio investments. The Funds also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered

50	J.P. Morgan Exchange-Traded Funds	December 31, 2022

restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.
The use of futures contracts exposes the Funds to equity price risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds' credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Funds' futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
The table below discloses the volume of the Funds' futures contracts activity during the six months ended December 31, 2022:
	ActiveBuilders U.S. Large Cap Equity ETF	Equity Premium Income ETF	Nasdaq Equity Premium Income ETF
Futures Contracts:
Average Notional Balance Long	$97,779	$9,348,446	$201,418
Average Notional Balance Short	—	(118,470,518)	—
Ending Notional Balance Long	115,830	—	—
Ending Notional Balance Short	—	(222,036,250)	—
F. Equity-Linked Notes — Equity Premium Income ETF and Nasdaq Equity Premium Income ETF invested in Equity-Linked Notes (“ELNs”). These are hybrid instruments which combine both debt and equity characteristics into a single note form. ELNs' values are linked to the performance of an underlying index. ELNs are unsecured debt obligations of an issuer and may not be publicly listed or traded on an exchange. ELNs are valued daily, under procedures adopted by the Board, based on values provided by an approved pricing source. These notes have a coupon which is accrued and recorded as Interest income from non-affiliates on the Statements of Operations. Changes in the market value of ELNs are recorded as Change in net unrealized appreciation or depreciation on the Statements of Operations. A Fund realizes a gain or loss when an ELN is sold or matures, which is recorded as Net realized gain (loss) on transactions from investments in non-affiliates on the Statements of Operations.
As of December 31, 2022, Equity Premium Income ETF and Nasdaq Equity Premium Income ETF had outstanding ELNs as listed on the SOIs.
G. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts. Distributions of net investment income and realized capital gains from the Underlying Funds are recorded on the ex-dividend date.
To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.

December 31, 2022	J.P. Morgan Exchange-Traded Funds	51

NOTES TO FINANCIAL STATEMENTS
AS OF  December 31, 2022  (Unaudited) (continued)
H. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of December 31, 2022, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years, or since inception if shorter, remain subject to examination by the Internal Revenue Service.
I. Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid at least monthly for Equity Premium Income ETF and Nasdaq Equity Premium Income ETF, at least annually for ActiveBuilders U.S. Large Cap Equity ETF and Active Growth ETF, and at least quarterly for Active Value ETF. Net realized capital gains, if any, are distributed at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
3. Fees and Other Transactions with Affiliates
A. Management Fee— JPMIM manages the investments of each Fund pursuant to a Management Agreement. For such services, JPMIM is paid a fee which is accrued daily and paid no more frequently than monthly based on each Fund's respective average daily net assets at the following rate:

ActiveBuilders U.S. Large Cap Equity ETF	0.17%
Active Growth ETF	0.44
Active Value ETF	0.44
Equity Premium Income ETF	0.35
Nasdaq Equity Premium Income ETF	0.35
Under each Management Agreement, JPMIM is responsible for substantially all expenses of each Fund, (including expenses of the Trust relating to each Fund), except for the management fees, payments under the Funds' 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the Adviser and/or its affiliates), costs of holding shareholder meetings, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of each Fund’s business. Additionally, each Fund is responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with each Fund’s securities lending program, if applicable. For the avoidance of doubt, the Adviser’s payment of such expenses may be accomplished through a Fund’s payment of such expenses and a corresponding reduction in the fee payable to the Adviser, provided, however, that if the amount of expenses paid by a Fund exceeds the fee payable to the Adviser, the Adviser will reimburse that Fund for such amount.
B. Administration Fee  — JPMIM provides administration services to the Funds. Pursuant to each Management Agreement, JPMIM is compensated as described in Note 3.A.
JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the management fees payable to JPMIM.
C. Custodian, Accounting and Transfer Agent Fees— JPMCB provides custody, accounting and transfer agency services to the Funds. For performing these services, JPMIM pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses.
Additionally, Authorized Participants generally pay transaction fees associated with the creation and redemption of Fund shares. These fees are paid to JPMIM to offset certain custodian charges that are covered by each Management Agreement.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

52	J.P. Morgan Exchange-Traded Funds	December 31, 2022

D. Distribution Services — The Distributor or its agent distributes Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of each Fund. JPMDS receives no fees for their distribution services under the distribution agreement with the Trust (the “Distribution Agreement”). Although the Trust does not pay any fees under the Distribution Agreement, JPMIM pays JPMDS for certain distribution related services.
E. Waivers and Reimbursements — The Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The fees for the affiliated money market funds, except for investments of securities lending cash collateral, are covered under each Management Agreement as described in Note 3.A.
F. Other — Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS.  Such officers receive no compensation from the Funds for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. The fees associated with the office of the Chief Compliance Officer are paid for by JPMIM as described in Note 3.A.
4. Investment Transactions
During the six months ended December 31, 2022, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
ActiveBuilders U.S. Large Cap Equity ETF	$3,454,888	$3,637,703
Active Growth ETF	34,944,696	9,642,212
Active Value ETF	69,020,296	61,121,671
Equity Premium Income ETF	14,047,129,397	12,638,989,439
Nasdaq Equity Premium Income ETF	646,266,804	459,753,377
During the six months ended December 31, 2022, there were no purchases or sales of U.S. Government securities.
For the six months ended December 31, 2022, in-kind transactions associated with creations and redemptions were as follows:
	In-Kind Purchases	In-Kind Sales
Active Growth ETF	$116,954,838	$2,212,342
Active Value ETF	240,001,519	2,371,394
Equity Premium Income ETF	6,405,784,630	531,547,015
Nasdaq Equity Premium Income ETF	851,528,899	64,965,249
During the six months ended December 31, 2022, the Funds delivered portfolio securities for the redemption of Fund Shares (in-kind redemptions). Cash and portfolio securities were transferred for redemptions at fair value. For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each in-kind redemption transaction.
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at December 31, 2022 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ActiveBuilders U.S. Large Cap Equity ETF	$25,610,982	$1,633,792	$3,210,225	$(1,576,433)
Active Growth ETF	143,880,532	4,134,873	8,079,120	(3,944,247)
Active Value ETF	293,506,992	12,920,519	4,253,111	8,667,408
Equity Premium Income ETF	16,993,473,286	810,725,964	423,967,086	386,758,878
Nasdaq Equity Premium Income ETF	1,055,348,944	19,369,082	67,268,545	(47,899,463)

December 31, 2022	J.P. Morgan Exchange-Traded Funds	53

NOTES TO FINANCIAL STATEMENTS
AS OF  December 31, 2022  (Unaudited) (continued)
At June 30, 2022, the following Funds had net capital loss carryforwards which are available to offset future realized gains:
	Capital Loss Carryforward Character
	Short-Term	Long-Term
ActiveBuilders U.S. Large Cap Equity ETF	$37,530	$—
Equity Premium Income ETF	38,787,304	17,023,570
Nasdaq Equity Premium Income ETF	491,679	—
Net capital losses (gains) incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended June 30, 2022, the Funds deferred to July 1, 2022 the following net capital losses (gains) of:
	Net Capital Losses (Gains)
	Short-Term	Long-Term
ActiveBuilders U.S. Large Cap Equity ETF	$754,043	$13,501
Active Value ETF	461,324	(2,753)
Equity Premium Income ETF	469,512,656	58,409,907
6. Capital Share Transactions
The Trust issues and redeems shares of the Funds only in Creation Units through the Distributor at NAV. Capital shares transactions detail can be found in the Statements of Changes in Net Assets.
Shares of the Funds may only be purchased or redeemed by Authorized Participants. Such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Funds' shares outstanding and act as executing or clearing broker for investment transactions on behalf of the Funds. An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”); or (2) a DTC Participant; which, in either case, must have executed an agreement with the Distributor.
Creation Units of a Fund may be created in advance of receipt by the Trust of all or a portion of the applicable basket of equity securities and other instruments (“Deposit Instruments”) and cash as described in the Funds’ registration statement. In these instances, the initial Deposit Instruments and cash must be deposited in an amount equal to the sum of the cash amount plus at least 105% for the Funds of the market value of undelivered Deposit Instruments. A transaction fee may be imposed to offset transfer and other transaction costs associated with the purchase or redemption of Creation Units.
Authorized Participants transacting in Creation Units for cash may also pay a variable fee to compensate the relevant fund for market impact expenses relating to investing in portfolio securities. Such variable fees, if any, are included in “Proceeds from shares issued” in the Statements of Changes in Net Assets.
7. Borrowings
Effective November 1, 2022, the Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Funds had no borrowings outstanding from another fund, or loans outstanding to another fund, during the six months ended December 31, 2022.
8. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.

54	J.P. Morgan Exchange-Traded Funds	December 31, 2022

As of December 31, 2022, the Adviser owned shares representing more than 10% of net assets of the following Funds:
% of Ownership
ActiveBuilders U.S. Large Cap Equity ETF	91%
Active Growth ETF	16
Significant shareholder transactions by the Adviser may impact the Funds' performance.
Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the Shares (including through a trading halt), as well as other factors, may result in Shares trading significantly above (at a premium) or below (at a discount) to the NAV or to the intraday value of the Funds’ holdings. During such periods, investors may incur significant losses if shares are sold.
Equity Premium Income ETF's and Nasdaq Equity Premium Income ETF's investments in ELNs entail varying degrees of risks. The Funds are subject to loss of their full principal amount. In addition, the ELNs are subject to a stated maximum return which may limit the payment at maturity. The Funds may also be exposed to additional risks associated with structured notes including: counterparty credit risk related to the issuer’s ability to make payment at maturity; liquidity risk related to a lack of liquid market for these notes, preventing the Funds from trading or selling the notes easily; and a greater degree of market risk than other types of debt securities because the investor bears the risk associated with the underlying financial instruments.
The Funds are subject to infectious disease epidemics/pandemics risk. The worldwide outbreak of COVID-19 has negatively affected economies, markets and individual companies throughout the world. The effects of this COVID-19 pandemic to public health, and business and market conditions, including among other things, reduced consumer demand and economic output, supply chain disruptions and increased government spending may continue to have a significant negative impact on the performance of a Fund's investments, increase a Fund's volatility, negatively impact a Fund’s arbitrage and pricing mechanisms, exacerbate other pre-existing political, social and economic risks to the Funds and negatively impact broad segments of businesses and populations. In addition, governments, their regulatory agencies, or self-regulatory organizations have taken or may take actions in response to the pandemic that affect the instruments in which the Funds invest, or the issuers of such instruments, in ways that could also have a significant negative impact on a Fund’s investment performance. The duration and extent of COVID-19 and associated economic and market conditions and uncertainty over the long-term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which the associated conditions impact a Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.

December 31, 2022	J.P. Morgan Exchange-Traded Funds	55

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited)
Hypothetical $1,000 Investment
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions on your purchase and sales of Fund shares and (2) ongoing costs, primarily management fees. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other funds. The examples assume that you had a $1,000 investment at the beginning of the reporting period, July 1, 2022, and continued to hold your shares at the end of the reporting period, December 31, 2022.
Actual Expenses
For each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Fund under the heading titled “Expenses Paid During the
Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The examples also assume all dividends and distributions have been reinvested. The examples do not take into account brokerage commissions that you pay when purchasing or selling shares of a Fund.

	Beginning Account Value July 1, 2022	Ending Account Value December 31, 2022	Expenses Paid During the Period	Annualized Expense Ratio
JPMorgan ActiveBuilders U.S. Large Cap Equity ETF
Actual *	$1,000.00	$1,032.80	$0.87	0.17%
Hypothetical *	1,000.00	1,024.35	0.87	0.17
JPMorgan Active Growth ETF
Actual **	1,000.00	890.70	1.65	0.44
Hypothetical *	1,000.00	1,022.99	2.24	0.44
JPMorgan Active Value ETF
Actual *	1,000.00	1,079.40	2.25	0.43
Hypothetical *	1,000.00	1,023.04	2.19	0.43
JPMorgan Equity Premium Income ETF
Actual *	1,000.00	1,054.80	1.81	0.35
Hypothetical *	1,000.00	1,023.44	1.79	0.35
JPMorgan Nasdaq Equity Premium Income ETF
Actual *	1,000.00	970.90	1.74	0.35
Hypothetical *	1,000.00	1,023.44	1.79	0.35

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
**
Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 145/365
(to reflect the actual period). The Fund commenced operations on August 8, 2022.

56	J.P. Morgan Exchange-Traded Funds	December 31, 2022

BOARD APPROVAL OF MANAGEMENT AGREEMENTS
(Unaudited)
JPMorgan ActiveBuilders U.S. Large Cap Equity ETF, JPMorgan Active Value ETF and JPMorgan Equity Premium Income ETF
The Board of Trustees (the “Board” or the “Trustees”) has established various standing committees composed of Trustees with diverse backgrounds, to which the Board has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making.  Effective January 2022, the Board consolidated with the J.P. Morgan Exchange-Traded Fund Trust Board, and now consists of Trustees from both Boards. The Board and its investment committees (Money Market and Alternative Products Committee, Equity Committee, and Fixed Income Committee) met regularly throughout the year and, at each meeting, considered factors that are relevant to their annual consideration of the continuation of the management agreements. The Board also met for the specific purpose of considering management agreement annual renewals for JPMorgan ActiveBuilders U.S. Large Cap Equity ETF, JPMorgan Active Value ETF and JPMorgan Equity Premium Income ETF (each a “Fund,” and collectively, the “Funds”). The Board held meetings on June 21-22, 2022 and August 9-11, 2022, at which the Trustees considered the continuation of the management agreements for each Fund whose semi-annual report is contained herein (each a “Management Agreement” and collectively, the “Management Agreements”).  At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered each investment committee’s preliminary findings.  At the August meeting, the Trustees continued their review and consideration.  The Trustees, including a majority of the Trustees who are not parties to a Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940) of any party to a Management Agreement or any of their affiliates, approved the continuation of each Management Agreement on August 11, 2022.
As part of their review of the Management Agreements, the Trustees considered and reviewed performance and other information about the Funds received from the Adviser.  This information included the Funds’ performance as compared to the performance of their peers and benchmarks, and analyses by the Adviser of the Funds’ performance.  In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds (including certain ETFs, beginning in February 2022) provided by an independent investment consulting firm (“independent consultant”).  In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc. and/or Morningstar Inc., independent providers of investment company data (together,
“Broadridge”). The Trustees’ independent consultant also provided additional quantitative and statistical analyses of certain Funds, including risk and performance return assessments as compared to the Funds’ objectives, benchmarks, and peers.  Before voting on the Management Agreements, the Trustees reviewed the Management Agreements with representatives of the Adviser, counsel to the Trusts, and independent legal counsel, and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Management Agreements. The Trustees also discussed the Management Agreements with independent legal counsel in executive sessions at which no representatives of the Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve each Management Agreement is provided below.  The Trustees considered information provided with respect to the Funds over the course of the year, as well as the materials furnished specifically in connection with this annual renewal process.  Each Trustee attributed different weights to the various factors and no factor alone was considered determinative.  The Trustees considered information provided with respect to the Funds throughout the year, including additional reporting and information provided in connection with the COVID-19 pandemic, as well as materials furnished specifically in connection with the annual review process.  From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions. The Trustees determined that the compensation received by the Adviser from each Fund under the Management Agreement was fair and reasonable and that the continuance of the Management Agreement was in the best interests of each Fund and its shareholders.
The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:
Nature, Extent and Quality of Services Provided by the Adviser
The Trustees received and considered information regarding the nature, extent and quality of the services provided to each Fund under its respective Management Agreement.  The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process.  Among other things, the Trustees considered:
(i)    The background and experience of the Adviser’s senior management and investment personnel, including personnel changes, if any;
(ii)   The qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management each of the Funds, including personnel changes, if any;

December 31, 2022	J.P. Morgan Exchange-Traded Funds	57

BOARD APPROVAL OF MANAGEMENT AGREEMENTS
(Unaudited) (continued)
(iii)   The investment strategy for each Fund, and the infrastructure supporting the portfolio management teams;
(iv)   Information about the structure and distribution strategy for each of the Funds and how it fits within the Trust’s other fund offerings;
(v)   The administration services provided by the Adviser in its role as Administrator;
(vi)   Their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Trusts and in the financial industry generally;
(vii)  The overall reputation and capabilities of the Adviser and its affiliates;
(viii)  The commitment of the Adviser to provide high quality service to the Funds;
(ix)   Their overall confidence in the Adviser’s integrity;
(x)   The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund; and
(xi)   The Adviser’s business continuity plan and steps the Adviser and its affiliates have taken to provide ongoing services to the Funds during the COVID-19 pandemic, and the Adviser’s and its affiliates’ success in continuing to provide services to the Funds and their shareholders throughout this period.
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of services to be provided to the Funds by the Adviser.
Costs of Services Provided and Profitability to the Adviser and its Affiliates
The Trustees received, reviewed, considered and discussed information regarding the profitability to the Adviser and its affiliates from providing services to the Funds. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services.  Expenses include direct and indirect costs and are calculated using allocation methodologies developed by the Adviser and reviewed with the Board.  The Trustees also recognized that it is difficult to make direct comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses.  Based upon their review, the Trustees concluded that the profitability to the Adviser under each Management Agreement was not unreasonable in light of the services and benefits provided to each Fund.
The Trustees also considered the fees earned by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Adviser, for custody, fund accounting and other related services for each Fund, and the profitability of these arrangements to JPMCB.
Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds.  The Trustees considered that certain J.P. Morgan Funds' operating accounts are held at JPMCB, which, as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable.  The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients, including benefits that may be received by the Adviser and its affiliates in connection with the Fund’s potential investments in other funds advised by the Adviser.  The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser, as well as the Adviser’s use of affiliates to provide other services and the benefits to such affiliates of doing so.
Economies of Scale
The Trustees considered the extent to which each Fund may benefit from potential economies of scale.  The Trustees noted that the management fee schedule for the Funds does not contain breakpoints. The Trustees considered that shareholders would benefit because expenses are limited even when a Fund is new and not achieving economies of scale.  The Trustees considered the fact that increases in assets would not lead to management fee decreases even if economies of scale are achieved, but also that the Trustees would have the opportunity to further review the appropriateness of the fee payable to the Adviser under the Management Agreement in the future.  The Trustees also concluded that all Funds benefited from the Adviser’s reinvestment in its operations to serve the Funds and their shareholders. The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Funds. After considering the factors identified above, the Trustees concluded that the Fund’s shareholders will receive the benefits of potential economies of scale.
Fees Relative to Adviser’s Other Clients
The Trustees received and considered information about the nature and extent of management services and fee rates offered to other clients of the Adviser, including, to the extent

58	J.P. Morgan Exchange-Traded Funds	December 31, 2022

applicable, institutional separate accounts, collective investment trusts, other registered investment companies and/or private funds sub-advised by the Adviser, for investment management styles substantially similar to that of each Fund. The Trustees considered the complexity of investment management for registered investment companies relative to the Adviser’s other clients and noted differences, as applicable, in the fee structure and the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered investment company involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund, as applicable.  The Trustees also noted that the adviser, not the applicable registered investment company, typically bears the sub-advisory fee and that many responsibilities related to the advisory function are typically retained by the primary adviser.  The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.
Investment Performance
The Trustees receive and consider information about each Fund’s performance throughout the year. For JPMorgan ActiveBuilders U.S. Large Cap Equity ETF and JPMorgan Active Value ETF, each of which launched in 2021 and therefore were not included in the Broadridge comparison discussed below, the Trustees discussed each Fund’s performance (on both a relative and absolute basis).  The Trustees also considered each Fund’s investment strategy and processes, portfolio management teams and competitive positioning against peer funds.  The Trustees also discussed the performance and the investment strategy of each Fund with the Adviser.  Based on these discussions and various other factors, the Trustees concluded each Fund’s performance was satisfactory.
For the JPMorgan Equity Premium Income ETF (the “EPI Fund”), the Trustees received and considered absolute and relative performance information for the EPI Fund in a report prepared by Broadridge.  The Trustees considered the total return performance information, which included ranking the EPI Fund within a performance universe comprised of funds with the same Morningstar investment classification and objective (the “Universe”), as well as a subset of funds within the Universe (the “Peer Group”), by total return for applicable one-year periods.  The Trustees reviewed a description of Broadridge’s methodology for selecting exchange-traded funds in the EPI Fund’s Peer Group and Universe and noted that the Peer Group quintile rankings were not calculated if the number of funds in the Peer Group did not meet a predetermined minimum.  The Trustees also considered the EPI Fund’s investment strategy and processes, portfolio management teams and competitive positioning against peer funds, as identified by Broadridge and/or management.  As part of this review, the Trustees reviewed the EPI Fund’s performance against its benchmark and considered the EPI Fund’s performance information provided at regular Board meetings by the Adviser.  After consideration, the Trustees determined that the EPI Fund’s performance was consistent with its investment objective.  The Broadridge performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to the EPI Fund’s performance are summarized below:
The Trustees noted that the EPI Fund’s performance was in the second quintile of the Universe for the one-year period ended December 31, 2021.  Broadridge did not calculate quintile rankings for the Peer Group for the EPI Fund due to the limited number of funds in the Peer Group. The Trustees discussed the performance and investment strategy of the EPI Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant.  Based upon these discussions and various other factors, the Trustees concluded that the EPI Fund’s performance was satisfactory.
Management Fees and Expense Ratios
The Trustees considered the contractual management fee rate paid by each Fund to the Adviser and compared the rate to the information prepared by Broadridge concerning management fee rates paid by other funds in the same Morningstar category as each Fund.  This review included ranking of each Fund within an expense universe comprised of funds with the same Morningstar investment classification and objective (the “Universe”), as well as a subset of funds within the Universe (the “Peer Group”).  The Trustees reviewed a description of Broadridge’s methodology for selecting funds in the Peer Group and Universe, as applicable, and noted that the Peer Group quintile rankings were not calculated if the number of funds in the Peer Group did not meet a predetermined minimum.  The Trustees also reviewed information about other expenses and the total expense ratio for each Fund.  The Trustees compared the management fee for each Fund to fees charged to mutual funds and/or institutional accounts with similar investment objectives or in similar asset classes managed by the Adviser.  The Trustees recognized that it is difficult to make comparisons of management fees because there are variations in the services that are included in the fees paid by other accounts.  The Trustees considered how the Funds are positioned against peer funds, as identified by management and/or Broadridge and noted that each Fund’s management fee was appropriate as compared to identified peer funds.  The Trustees’ determinations as a result of the review of each Fund’s management fees and expense ratios are summarized below:
The Trustees noted that the JPMorgan ActiveBuilders U.S. Large Cap Equity ETF’s net management fee and actual total expenses were both in the first and second quintile of the Peer Group and Universe, respectively. After considering the factors identified

December 31, 2022	J.P. Morgan Exchange-Traded Funds	59

BOARD APPROVAL OF MANAGEMENT AGREEMENTS
(Unaudited) (continued)
above, in light of this information, the Trustees concluded that the management fee was satisfactory in light of the services provided to the Fund.
The Trustees noted that the JPMorgan Active Value ETF’s net management fee was in the second and fourth quintiles of the Peer Group and Universe, respectively, and that the actual total expenses were in the first and fourth quintiles of the Peer Group and Universe, respectively.  After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was satisfactory in light of the services provided to the Fund.
The Trustees noted that the JPMorgan Equity Premium Income ETF’s net management fee and actual total expenses were both in the first quintile of both the Peer Group and Universe. Broadridge did not calculate quintile rankings for the Peer Group for the Fund due to the limited number of funds in the Peer Group.  After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was satisfactory in light of the services provided to the Fund.

60	J.P. Morgan Exchange-Traded Funds	December 31, 2022

BOARD APPROVAL OF INITIAL MANAGEMENT AGREEMENT
(Unaudited)
JPMorgan Active Growth ETF
On May 10-12, 2022, the Board of Trustees (the “Board” or the “Trustees”) of JPMorgan Exchange-Traded Fund Trust (the “Trust”) held meetings and approved the initial management agreement (the “Management Agreement”) for the JPMorgan Active Growth ETF (the “Fund”).  The Management Agreement was approved by a majority of the Trustees who are not “Interested Persons” (as defined in the Investment Company Act of 1940) of any party to that Management Agreement or any of their affiliates. In connection with the approval of the Management Agreement, the Trustees reviewed written materials prepared by the Adviser and received oral presentations from Adviser personnel.  Before voting on the proposed Management Agreement, the Trustees reviewed the Management Agreement with representatives of the Adviser and with counsel to the Trust and independent legal counsel to the Trustees and received a memorandum from independent legal counsel discussing the legal standards for their consideration of the proposed Management Agreement. They also considered information they received from the Adviser over the course of the year in connection with their oversight of other funds managed by the Adviser. The Trustees also discussed the proposed Management Agreement with independent legal counsel in executive session at which no representatives of the Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve the Management Agreement is provided below. The Trustees considered information provided with respect to the Fund and the approval of the Management Agreement. Each Trustee attributed his or her own evaluation of the significance of the various factors, and no factor alone was considered determinative. The Trustees determined that the proposed compensation to be received by the Adviser from the Fund under its Management Agreement was fair and reasonable and that initial approval of the Management Agreement was in the best interests of the Fund and its potential shareholders.
Summarized below are the material factors considered and discussed by the Trustees in reaching their conclusions:
Nature, Extent and Quality of Services Provided by the Adviser
In connection with the approval of the Fund’s initial Management Agreement, the Trustees considered the materials furnished specifically in connection with the approval of the Management Agreement, as well as other relevant information furnished for the Trustees, regarding the nature, extent, and quality of services provided by the adviser. Among other things, the Trustees considered:
(i)   The background and experience of the Adviser’s senior management and investment personnel;
(ii)   The qualifications, backgrounds and responsibilities of the portfolio management team to be primarily responsible for the day-to-day management of the Fund;
(iii)  The investment strategy for the Fund, and the infrastructure supporting the portfolio management team;
(iv)  Information about the structure and distribution strategy of the Fund and how it fits within the Trust’s other fund offerings;
(v)   The administration services to be provided by the Adviser under the Management Agreement;
(vi)  Their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Trust and in the financial industry generally;
(vii)  The overall reputation and capabilities of the Adviser and its affiliates;
(viii)  The commitment of the Adviser to provide high quality service to the Fund;
(ix)   Their overall confidence in the Adviser’s integrity;
(x)   The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them; and
(xi)   The Adviser’s business continuity plan, steps the Adviser and its affiliates have taken to provide services to the Fund during the COVID-19 pandemic and the Adviser’s and its affiliates’ success in continuing to provide services to the other J.P. Morgan ETFs and their shareholders throughout this period.
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of services to be provided to the Fund by the Adviser.
Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits expected to be received by the Adviser and its affiliates as a result of their relationship with the Fund. Additionally, the Trustees considered that any fall-out or ancillary benefits would be comparable to those related to the other funds in the complex.
The Trustees also considered the benefits the Adviser is expected to receive as the result of JPMorgan Chase Bank, N.A.’s (“JPMCB”), an affiliate of the Adviser, roles as custodian, fund accountant and transfer agent for the Fund, including the profitability of those arrangements to JPMCB.
Economies of Scale
The Trustees considered the extent to which the Fund may benefit from potential economies of scale. The Trustees noted that the proposed unitary management fee schedule for the Fund does not contain breakpoints. The Trustees considered that shareholders would benefit because expenses would be limited even when the Fund is new and not achieving economies of scale. The Trustees considered the fact that increases in assets would not lead to management fee decreases even if economies of scale are achieved, but also that the Trustees

December 31, 2022	J.P. Morgan Exchange-Traded Funds	61

BOARD APPROVAL OF INITIAL MANAGEMENT AGREEMENT
(Unaudited) (continued)
would have the opportunity to further review the appropriateness of the fee payable to the Adviser under its Management Agreement in the future. After considering the factors identified above, the Trustees concluded that the Fund’s shareholders will receive the benefits of potential economies of scale.
Fees Relative to Adviser’s Other Clients
The Trustees considered the Adviser’s view that it does not manage other accounts with a substantially similar investment strategy as that of the Fund.
Investment Performance
The Trustees considered the Fund’s investment strategy and processes, the portfolio management team and competitive positioning against identified peer funds and concluded that the prospects for competitive future performance were acceptable.
Management Fees and Expense Ratios
The Trustees considered that under the Management Agreement, the Adviser will provide advisory and administrative services and will be responsible for substantially all expenses of the Fund (“unitary fee structure”). The Trustees considered the contractual management fee rate that will be paid by the Fund to the Adviser and compared that rate to information prepared by Broadridge Investor Communications Solutions Inc. (“Broadridge”), an independent provider of investment company data, providing management fee rates paid by other funds in the same Morningstar category as the Fund. The Trustees also considered the fees paid to JPMCB, for custody, transfer agency and other related services for the Fund and the profitability of these arrangements to JPMCB.
The Trustees considered how the Fund will be positioned against peer funds, as identified by management and/or Broadridge and noted that the Fund’s proposed management fee compared favorably with identified peer funds. The Trustees also noted that because the Fund was not yet operational, no profitability information was available. After considering the factors identified above and other factors, in light of the information, the Trustees concluded that the Fund’s proposed management fee was reasonable.

62	J.P. Morgan Exchange-Traded Funds	December 31, 2022

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J.P. Morgan Exchange-Traded Funds are distributed by JPMorgan Distribution Services, Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co.
Contact J.P. Morgan Exchange-Traded Funds at 1-844-457-6383 (844-4JPM ETF) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risks as well as charges and expenses of the fund before investing. The prospectus contains this and other information about the fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.
Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its report on Form N-PORT. The Funds' Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. Each Fund's quarterly holdings can be found by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.
A description of each Fund's policies and procedures with respect to the disclosure of each Fund's holdings is available in its prospectus and Statement of Additional Information.
A copy of proxy policies and procedures is available without charge upon request by calling 1-844-457-6383 and on the Funds' website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds' voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds' website at www.jpmorganfunds.com no later than August 31 of each year. The Funds' proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2022. All rights reserved. December 2022.
SAN-EPIETF-1222

Semi-Annual Report
J.P. Morgan Exchange-Traded Funds
December 31, 2022  (Unaudited)
Fund	Ticker	Listing Exchange
JPMorgan Market Expansion Enhanced Equity ETF	JMEE	NYSE Arca

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets.
Prospective investors should refer to the Fund's prospectus for a discussion of the Fund's investment objectives, strategies and risks. Call J.P. Morgan Exchange-Traded Funds at (844) 457-6383 for a prospectus containing more complete information about the Fund, including management fees and other expenses. Please read it carefully before investing.
Shares are bought and sold throughout the day on an exchange at market price (not at net asset value) through a brokerage account, and are not individually subscribed and redeemed from the Fund. Shares may only be subscribed and redeemed directly from the Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

President's Letter
February 13, 2023 (Unaudited)
Dear Shareholder,
Financial markets have rebounded somewhat as the U.S. and other developed market economies have shown notable resilience in the face of higher inflation, rising interest rates and the ongoing war in Ukraine. While the factors that weighed on equity and bond markets in 2022 largely remain, there are signals that inflationary pressures may have peaked and the long-term economic outlook appears positive.

“Investors may face continued
economic and geopolitical challenges
in the year ahead. However, some of
the acute risks encountered in 2022
appear to have receded and last
year’s reset in asset prices may
provide attractive investment
opportunities.”
— Brian S. Shlissel

While U.S. economic growth was surprisingly strong in the closing months of 2022, with broad gains in employment and consumer spending in the final months of the year, the U.S. Federal Reserve’s efforts to counter inflationary pressure through sharply higher interest rates could slow economic momentum in the months ahead.
Corporate earnings have been squeezed by higher costs for materials and labor, while the strong U.S. dollar has hindered export revenues. However, the impact of higher prices and interest rates has not landed on all sectors of the economy evenly. Energy sector profits have soared over the past year, while earnings in housing and construction sectors have declined.
Across Europe, the war in Ukraine has driven up prices for energy, food and a range of other goods and has fueled negative consumer sentiment. The prolonged nature of the conflict and its potential to spread remain key concerns among policymakers, diplomats, military planners, economists and investors. It is worth noting that Europe’s largest industrialized nations in concert with the European Union have moved swiftly to secure alternatives to Russian sources of natural gas and petroleum, which has eased an energy crisis that began last year.
Investors may face continued economic and geopolitical challenges in the year ahead. However, some of the acute risks encountered in 2022 appear to have receded and last year’s reset in asset prices may provide attractive investment opportunities. A long-term view and a properly diversified portfolio, in our opinion, remain key elements to a successful investment approach.
Our broad array of investment solutions seeks to provide investors with ability to build durable portfolios that can help them meet their financial goals.
Sincerely,

Brian S. Shlissel
President - J.P. Morgan Exchange-Traded Funds
J.P. Morgan Asset Management
1-844-4JPM-ETF or jpmorgan.com/etfs for more information

December 31, 2022	J.P. Morgan Exchange-Traded Funds	1

JPMorgan Market Expansion Enhanced Equity ETF
FUND COMMENTARY
SIX MONTHS ENDED  December 31, 2022  (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value *	7.19%
Market Price **	7.16%
S&P 1000 Index	6.67%
Net Assets as of 12/31/2022	$786,533,246
Fund Ticker	JMEE
INVESTMENT OBJECTIVE ***
The JPMorgan Market Expansion Enhanced Equity ETF (the “Fund”) seeks to provide investment results that correspond to or incrementally exceed the total return performance of an index that tracks the performance of the small- and mid-capitalization equity markets.
INVESTMENT APPROACH
The Fund combines a proprietary stock-ranking system with fundamental analysis to identify the most attractive stocks in the S&P 1000 Index (the “Benchmark”). The Fund owns a large portion of stocks in the Benchmark, modestly overweighting higher-ranked stocks and underweighting lower-ranked stocks.
HOW DID THE MARKET PERFORM?
Overall, leading U.S. equity indexes ended the period with positive returns, rebounding from a broad sell-off in August and September. Investors were largely focused on the pace and size of interest rate increases by the U.S. Federal Reserve (the “Fed”), while the highest inflation rate in 40 years, the war in Ukraine and pandemic-related disruptions in China weighed on global financial markets.
During the second half of 2022, the Fed raised interest rates in July, September, November and December, following three increases in the first half of the year. Meanwhile, corporate earnings for the second and third quarters of 2022, generally were better than expected given a cooling economy and slower consumer spending. The U.S. unemployment rate remained historically low, hovering between 3.5% and 3.7% for the six-month period.
Within U.S. equity markets, the energy sector outperformed amid constrained supply from Russia and Europe's efforts to find alternative sources of petroleum and natural gas. The utilities sector also performed well as investors sought attractive dividend yields and companies less exposed to economic cycles. The real estate sector largely underperformed amid rising interest rates, while changing consumer habits and investor concerns over increased competition weighed on the communication services sector.
WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?
For the six months ended December 31, 2022, the Fund outperformed the Benchmark. The Fund’s security selection in the basic materials and energy sectors was a leading contributor to performance relative to the Benchmark, while the Fund’s security selection in the retail and consumer cyclical sectors was a leading detractor from relative performance.
Leading individual contributors to relative performance included the Fund’s overweight positions in First Solar Inc. and Fabrinet and its underweight position in Neoegen Corp. Shares of First Solar, a manufacturer of solar energy technologies, rose after the company reported a large backlog of orders and investor expectations that the company would benefit from increased federal spending on renewable energy. Shares of Fabrinet, a Cayman Islands-based provider of technology and services to the electronics manufacturing industry, rose after the company reported better-than-expected earnings for its fiscal fourth and first quarters. Shares of Neogen, a manufacturer of food safety and animal health products, fell following the completion of its merger with 3M Co.’s food safety business.
Leading individual detractors from relative performance included the Fund’s overweight positions in Exelixis Inc. and Lantheus Holdings Inc. and its underweight position in Toro Co.
Shares of Exelixis, a pharmaceuticals developer focused on cancer treatments, fell after a run-up in the share price early in the period. Shares of Lantheus Holdings, a provider of diagnostics imaging and nuclear medicine products, fell after a run-up in the share price ahead of the company’s third quarter results. Shares of Toro, a manufacturer of tractors, mowers and related landscaping equipment, rose after the company reported consecutive quarters of better-than-expected earnings and increased its quarterly dividend.

2	J.P. Morgan Exchange-Traded Funds	December 31, 2022

*
The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $46.07 as of December 31, 2022.
**
Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the NYSE Arca. As of December 31, 2022, the closing price was $46.05.
***
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
HOW WAS THE FUND POSITIONED?
The Fund seeks to closely follow the sector and industry weights within the Benchmark. Because the Fund uses an enhanced index strategy, not all of the stocks in the Benchmark are held by the Fund, and the Fund’s position in an individual stock may be overweight or underweight as compared to the Benchmark. The Fund’s portfolio managers seek to invest in stocks that they believe are attractively valued and that have improving momentum characteristics. The portfolio managers strive to add value exclusively through security selection rather than sector, style or theme allocation.
TOP TEN HOLDINGS OF THE PORTFOLIO AS OF December 31, 2022		PERCENT OF TOTAL INVESTMENTS
1.	United Therapeutics Corp.	0.9%
2.	First Solar, Inc.	0.8
3.	Steel Dynamics, Inc.	0.7
4.	Builders FirstSource, Inc.	0.7
5.	Jabil, Inc.	0.6
6.	Reliance Steel & Aluminum Co.	0.6
7.	Ciena Corp.	0.6
8.	Genpact Ltd.	0.6
9.	AGCO Corp.	0.5
10.	Essential Utilities, Inc.	0.5

PORTFOLIO COMPOSITION BY SECTOR AS OF December 31, 2022	PERCENT OF TOTAL INVESTMENTS
Industrials	20.1%
Financials	15.4
Information Technology	12.9
Consumer Discretionary	12.6
Health Care	10.8
Real Estate	7.6
Materials	6.5
Consumer Staples	4.6
Energy	4.2
Utilities	3.1
Communication Services	1.4
Short-Term Investments	0.8

December 31, 2022	J.P. Morgan Exchange-Traded Funds	3

JPMorgan Market Expansion Enhanced Equity ETF
FUND COMMENTARY
SIX MONTHS ENDED  December 31, 2022  (Unaudited) (continued)
AVERAGE ANNUAL TOTAL RETURNS AS OF December 31, 2022

	INCEPTION DATE	SIX MONTHS*	1 YEAR	5 YEAR	10 YEAR
JPMorgan Market Expansion Enhanced Equity ETF
Net Asset Value	July 31, 1998**	7.19%	(12.83)%	5.88%	10.62%
Market Price		7.16	(12.87)	5.87	10.61

*	Not annualized.
**	Inception date for Class I Shares of the Predecessor Fund (as defined below).
TEN YEAR FUND PERFORMANCE  (12/31/12 TO 12/31/22)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds  are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-844-457-6383.
JPMorgan Market Expansion Enhanced Equity ETF (the “Fund”) acquired the assets and liabilities of the JPMorgan Market Expansion Enhanced Index Fund (“Predecessor Fund”) in a reorganization that occurred as of the close of business on May 6, 2022. Performance and financial history of the Predecessor Fund’s Class R6 Shares have been adopted by the Fund and will be used going forward. As a result, the performance for the Fund prior to close of business on May 6, 2022 is the performance of the Predecessor Fund’s Class R6 Shares. Inception date for the Predecessor Fund’s Class R6 Shares is October 1, 2018. Returns for the Predecessor Fund’s Class R6 Shares prior to their inception date are based on the performance of the Predecessors Fund’s Class I Shares. The actual returns of the Predecessor Fund’s Class R6 Shares would have been different than those shown because the Predecessor Fund’s Class R6 Shares had different expenses than the Predecessor Fund’s Class I Shares. Inception date for the Predecessor Fund’s Class I Shares is July 31, 1998. Performance for the Fund’s shares has not been adjusted to reflect the Fund’s shares’ lower expenses than those of the Predecessor Fund’s Class R6 Shares and Class I Shares. Had the Predecessor Fund been structured as an exchange-traded fund (“ETF”), its performance may have differed. Performance for the Predecessor
Fund is based on the net asset value ("NAV") per share of the Predecessor Fund Shares rather than on market-determined prices. Prior to the Fund’s listing on May 9, 2022, the NAV performance of the Fund and the Class R6 Shares of the Predecessor Fund are used as proxy market price returns.
The graph illustrates comparative performance for $10,000 invested in shares of the Fund and the S&P 1000 Index from December 31, 2012 to December 31, 2022. The performance of the Fund reflects the deduction of Fund expenses, assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the S&P 1000 Index does not reflect the deduction of expenses associated with an ETF and approximates the minimum possible dividend reinvestment of the securities included in the Index, if applicable. The S&P 1000 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemption or sale of Fund shares. The returns shown are based on NAVs calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the NAVs in accordance with accounting principles generally accepted in the United States of America.

4	J.P. Morgan Exchange-Traded Funds	December 31, 2022

JPMorgan Market Expansion Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF  December 31, 2022  (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.2%
Aerospace & Defense — 0.6%
Aerojet Rocketdyne Holdings, Inc. *	20,334	1,137,280
AeroVironment, Inc. *	5,804	497,171
Axon Enterprise, Inc. *	15,997	2,654,382
Curtiss-Wright Corp.	1,609	268,687
Woodward, Inc.	4,516	436,291
		4,993,811
Air Freight & Logistics — 0.5%
Atlas Air Worldwide Holdings, Inc. *	7,498	755,798
Forward Air Corp.	8,331	873,839
GXO Logistics, Inc. *	20,639	881,079
Hub Group, Inc., Class A *	22,245	1,768,255
		4,278,971
Airlines — 0.3%
Hawaiian Holdings, Inc. *	22,473	230,573
JetBlue Airways Corp. *	266,258	1,725,352
		1,955,925
Auto Components — 1.1%
Adient plc *	24,159	838,076
American Axle & Manufacturing Holdings, Inc. *	37,071	289,895
Dana, Inc.	86,573	1,309,849
Fox Factory Holding Corp. *	5,659	516,271
Gentherm, Inc. *	8,594	561,102
Goodyear Tire & Rubber Co. (The) *	182,845	1,855,877
LCI Industries	6,386	590,386
Lear Corp.	14,991	1,859,184
Patrick Industries, Inc.	7,134	432,320
		8,252,960
Automobiles — 0.4%
Harley-Davidson, Inc.	40,146	1,670,074
Thor Industries, Inc.	15,019	1,133,784
Winnebago Industries, Inc.	10,275	541,492
		3,345,350
Banks — 7.7%
Ameris Bancorp	40,246	1,897,197
Associated Banc-Corp.	40,847	943,157
Banc of California, Inc.	38,614	615,121
Bancorp, Inc. (The) *	14,476	410,829
Bank OZK	11,595	464,496
Banner Corp.	30,746	1,943,147
Brookline Bancorp, Inc.	18,869	266,996
Cadence Bank	18,829	464,323
Cathay General Bancorp	10,663	434,944
INVESTMENTS	SHARES	VALUE($)

Banks — continued
Commerce Bancshares, Inc.	11,359	773,207
Cullen/Frost Bankers, Inc.	17,251	2,306,459
Customers Bancorp, Inc. *	32,926	933,123
CVB Financial Corp.	71,692	1,846,069
Dime Community Bancshares, Inc.	12,536	399,021
East West Bancorp, Inc.	61,547	4,055,947
FB Financial Corp.	35,846	1,295,475
First Bancorp	9,349	400,511
First BanCorp (Puerto Rico)	61,676	784,519
First Commonwealth Financial Corp.	28,385	396,539
First Financial Bancorp	11,658	282,473
First Financial Bankshares, Inc.	16,720	575,168
First Horizon Corp.	138,580	3,395,210
FNB Corp.	151,886	1,982,112
Glacier Bancorp, Inc.	2,727	134,768
Hancock Whitney Corp.	36,253	1,754,283
Hanmi Financial Corp.	8,814	218,147
HomeStreet, Inc.	5,964	164,487
Independent Bank Corp.	7,198	607,727
National Bank Holdings Corp., Class A	47,505	1,998,535
NBT Bancorp, Inc.	8,908	386,785
OFG Bancorp (Puerto Rico)	71,623	1,973,930
Old National Bancorp	165,040	2,967,419
PacWest Bancorp	49,873	1,144,585
Pathward Financial, Inc.	7,168	308,582
Pinnacle Financial Partners, Inc.	42,094	3,089,700
Preferred Bank	14,279	1,065,499
Prosperity Bancshares, Inc.	24,805	1,802,827
Renasant Corp.	14,290	537,161
Simmons First National Corp., Class A	85,421	1,843,385
Synovus Financial Corp.	38,296	1,438,015
Triumph Financial, Inc. *	5,912	288,919
UMB Financial Corp.	11,338	946,950
Umpqua Holdings Corp.	56,005	999,689
United Community Banks, Inc.	26,927	910,133
Valley National Bancorp	80,292	908,103
Veritex Holdings, Inc.	67,952	1,908,092
Washington Federal, Inc.	60,770	2,038,834
Webster Financial Corp.	30,842	1,460,060
Wintrust Financial Corp.	35,235	2,978,062
		60,740,720
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2022	J.P. Morgan Exchange-Traded Funds	5

JPMorgan Market Expansion Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF  December 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Beverages — 0.2%
Boston Beer Co., Inc. (The), Class A *	2,402	791,507
Coca-Cola Consolidated, Inc.	1,396	715,255
		1,506,762
Biotechnology — 2.3%
Arrowhead Pharmaceuticals, Inc. *	41,442	1,680,888
Eagle Pharmaceuticals, Inc. *	28,785	841,386
Emergent BioSolutions, Inc. *	3,878	45,799
Exelixis, Inc. *	228,551	3,665,958
Neurocrine Biosciences, Inc. *	27,289	3,259,398
REGENXBIO, Inc. *	61,583	1,396,702
United Therapeutics Corp. *	26,205	7,287,348
		18,177,479
Building Products — 2.2%
Builders FirstSource, Inc. *	80,823	5,243,796
Carlisle Cos., Inc.	13,633	3,212,617
Griffon Corp.	13,236	473,716
Lennox International, Inc.	6,507	1,556,670
Owens Corning	26,989	2,302,162
Resideo Technologies, Inc. *	41,152	676,950
Simpson Manufacturing Co., Inc.	11,438	1,014,093
Trex Co., Inc. *	4,273	180,876
UFP Industries, Inc.	36,069	2,858,468
		17,519,348
Capital Markets — 1.7%
Affiliated Managers Group, Inc.	10,673	1,690,923
Blucora, Inc. *	94,696	2,417,589
Donnelley Financial Solutions, Inc. *	12,747	492,672
Evercore, Inc., Class A	6,146	670,406
Interactive Brokers Group, Inc., Class A	37,728	2,729,621
Jefferies Financial Group, Inc.	60,240	2,065,027
Stifel Financial Corp.	34,444	2,010,496
StoneX Group, Inc. *	8,626	822,058
Virtus Investment Partners, Inc.	1,934	370,245
		13,269,037
Chemicals — 2.4%
AdvanSix, Inc.	29,383	1,117,142
Ashland, Inc.	11,060	1,189,282
Avient Corp.	41,332	1,395,368
Cabot Corp.	27,435	1,833,755
Chemours Co. (The)	62,614	1,917,241
Hawkins, Inc.	5,011	193,425
HB Fuller Co.	27,019	1,935,101
INVESTMENTS	SHARES	VALUE($)

Chemicals — continued
Ingevity Corp. *	24,223	1,706,268
Livent Corp. *	19,350	384,485
Mativ Holdings, Inc.	9,023	188,581
Minerals Technologies, Inc.	14,483	879,408
RPM International, Inc.	24,801	2,416,857
Scotts Miracle-Gro Co. (The)	11,009	534,927
Sensient Technologies Corp.	11,202	816,850
Stepan Co.	6,887	733,190
Trinseo plc	10,185	231,301
Valvoline, Inc.	51,248	1,673,247
		19,146,428
Commercial Services & Supplies — 1.8%
ABM Industries, Inc.	16,808	746,611
Brady Corp., Class A	47,450	2,234,895
Brink's Co. (The)	13,784	740,339
Clean Harbors, Inc. *	30,101	3,435,126
CoreCivic, Inc., REIT *	115,970	1,340,613
Deluxe Corp.	12,014	203,998
Harsco Corp. *	17,359	109,188
IAA, Inc. *	35,425	1,417,000
Interface, Inc.	16,925	167,050
KAR Auction Services, Inc. *	33,586	438,297
Matthews International Corp., Class A	8,684	264,341
MillerKnoll, Inc.	22,152	465,413
Pitney Bowes, Inc.	40,036	152,137
Stericycle, Inc. *	6,386	318,598
Tetra Tech, Inc.	14,221	2,064,747
Viad Corp. *	5,264	128,389
		14,226,742
Communications Equipment — 1.5%
ADTRAN Holdings, Inc.	14,632	274,935
Calix, Inc. *	14,646	1,002,226
Ciena Corp. *	88,337	4,503,420
Comtech Telecommunications Corp.	8,331	101,138
Digi International, Inc. *	8,879	324,527
Extreme Networks, Inc. *	31,357	574,147
Lumentum Holdings, Inc. *	14,632	763,351
NETGEAR, Inc. *	99,077	1,794,285
Viasat, Inc. *	44,632	1,412,603
Viavi Solutions, Inc. *	58,825	618,251
		11,368,883
Construction & Engineering — 2.3%
AECOM	34,555	2,934,756
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Exchange-Traded Funds	December 31, 2022

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Construction & Engineering — continued
Arcosa, Inc.	14,143	768,531
Comfort Systems USA, Inc.	26,210	3,016,247
EMCOR Group, Inc.	27,084	4,011,411
Fluor Corp. *	39,201	1,358,707
MasTec, Inc. *	15,117	1,289,934
MDU Resources Group, Inc.	136,883	4,153,030
MYR Group, Inc. *	4,263	392,494
		17,925,110
Construction Materials — 0.1%
Eagle Materials, Inc.	7,198	956,254
Consumer Finance — 0.7%
Bread Financial Holdings, Inc.	23,268	876,273
Encore Capital Group, Inc. *	8,594	411,996
Enova International, Inc. *	40,842	1,567,108
EZCORP, Inc., Class A *	23,421	190,881
Green Dot Corp., Class A *	13,505	213,649
LendingTree, Inc. *	1,834	39,119
Navient Corp.	13,383	220,150
PROG Holdings, Inc. *	17,989	303,834
SLM Corp.	96,211	1,597,103
		5,420,113
Containers & Packaging — 1.0%
AptarGroup, Inc.	13,854	1,523,663
Greif, Inc., Class A	12,789	857,630
Myers Industries, Inc.	10,190	226,524
Silgan Holdings, Inc.	41,721	2,162,816
Sonoco Products Co.	52,887	3,210,770
		7,981,403
Diversified Consumer Services — 1.0%
Adtalem Global Education, Inc. *	13,595	482,623
American Public Education, Inc. *	21,541	264,739
Graham Holdings Co., Class B	1,681	1,015,677
Grand Canyon Education, Inc. *	5,100	538,866
H&R Block, Inc.	44,493	1,624,439
Service Corp. International	43,755	3,025,221
Strategic Education, Inc.	7,044	551,686
WW International, Inc. *	14,243	54,978
		7,558,229
Diversified Financial Services — 0.2%
Voya Financial, Inc.	20,270	1,246,402
Diversified Telecommunication Services — 0.3%
ATN International, Inc.	2,482	112,459
INVESTMENTS	SHARES	VALUE($)

Diversified Telecommunication Services — continued
Cogent Communications Holdings, Inc.	10,813	617,206
Iridium Communications, Inc. *	35,520	1,825,728
		2,555,393
Electric Utilities — 1.3%
Hawaiian Electric Industries, Inc.	77,675	3,250,699
IDACORP, Inc.	32,520	3,507,282
OGE Energy Corp.	92,975	3,677,161
		10,435,142
Electrical Equipment — 1.5%
Acuity Brands, Inc.	8,862	1,467,636
AZZ, Inc.	6,486	260,737
Encore Wire Corp.	15,131	2,081,420
Hubbell, Inc.	6,202	1,455,485
nVent Electric plc	94,694	3,642,878
Regal Rexnord Corp.	18,181	2,181,357
Sunrun, Inc. *	40,146	964,307
		12,053,820
Electronic Equipment, Instruments & Components — 2.8%
Advanced Energy Industries, Inc.	11,107	952,759
Arrow Electronics, Inc. *	25,130	2,627,844
Belden, Inc.	11,582	832,746
Benchmark Electronics, Inc.	9,980	266,366
Cognex Corp.	36,621	1,725,215
Coherent Corp. *	19,253	675,780
Fabrinet (Thailand) *	26,905	3,449,759
Itron, Inc. *	3,130	158,535
Jabil, Inc.	71,044	4,845,201
Littelfuse, Inc.	5,557	1,223,651
OSI Systems, Inc. *	4,716	375,016
Rogers Corp. *	4,981	594,433
TD SYNNEX Corp.	23,147	2,192,252
Vontier Corp.	123,759	2,392,262
		22,311,819
Energy Equipment & Services — 1.1%
Bristow Group, Inc. *	7,626	206,893
ChampionX Corp.	124,400	3,606,356
Helmerich & Payne, Inc.	18,211	902,719
Nabors Industries Ltd. *	1,596	247,173
NOV, Inc.	104,943	2,192,259
Oceaneering International, Inc. *	28,385	496,454
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2022	J.P. Morgan Exchange-Traded Funds	7

JPMorgan Market Expansion Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF  December 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Energy Equipment & Services — continued
Patterson-UTI Energy, Inc.	55,026	926,638
ProPetro Holding Corp. *	19,891	206,270
		8,784,762
Entertainment — 0.0% ^
Marcus Corp. (The)	8,146	117,221
Equity Real Estate Investment Trusts (REITs) — 7.1%
Agree Realty Corp.	49,175	3,487,983
American Assets Trust, Inc.	12,598	333,847
Apartment Income REIT Corp.	57,698	1,979,618
Armada Hoffler Properties, Inc.	47,751	549,137
Brixmor Property Group, Inc.	42,655	966,989
Centerspace	12,508	733,844
Community Healthcare Trust, Inc.	5,748	205,778
Corporate Office Properties Trust	59,542	1,544,519
Cousins Properties, Inc.	41,085	1,039,040
CubeSmart	98,150	3,950,537
DiamondRock Hospitality Co.	51,350	420,557
Douglas Emmett, Inc.	7,848	123,057
EastGroup Properties, Inc.	11,112	1,645,243
EPR Properties	19,907	750,892
Essential Properties Realty Trust, Inc.	72,150	1,693,361
First Industrial Realty Trust, Inc.	59,221	2,858,005
Four Corners Property Trust, Inc.	7,260	188,252
Getty Realty Corp.	12,044	407,689
Healthcare Realty Trust, Inc.	79,227	1,526,704
Highwoods Properties, Inc.	29,089	813,910
Hudson Pacific Properties, Inc.	37,126	361,236
Independence Realty Trust, Inc.	60,137	1,013,910
Innovative Industrial Properties, Inc.	10,762	1,090,729
Kilroy Realty Corp.	67,415	2,606,938
Kite Realty Group Trust	59,203	1,246,223
Lamar Advertising Co., Class A	23,664	2,233,882
Life Storage, Inc.	36,816	3,626,376
Macerich Co. (The)	54,979	619,064
National Retail Properties, Inc.	14,432	660,408
National Storage Affiliates Trust	66,326	2,395,695
NexPoint Residential Trust, Inc.	14,094	613,371
Park Hotels & Resorts, Inc.	65,483	772,045
Pebblebrook Hotel Trust	34,301	459,290
Physicians Realty Trust	57,598	833,443
PotlatchDeltic Corp.	21,442	943,234
Rayonier, Inc.	50,336	1,659,075
Rexford Industrial Realty, Inc.	75,863	4,145,154
Sabra Health Care REIT, Inc.	60,968	757,832
INVESTMENTS	SHARES	VALUE($)

Equity Real Estate Investment Trusts (REITs) — continued
Saul Centers, Inc.	2,971	120,860
SITE Centers Corp.	49,915	681,839
Spirit Realty Capital, Inc.	42,170	1,683,848
STORE Capital Corp.	17,798	570,604
Tanger Factory Outlet Centers, Inc.	8,046	144,345
Uniti Group, Inc.	112,780	623,673
Xenia Hotels & Resorts, Inc.	30,039	395,914
		55,477,950
Food & Staples Retailing — 1.3%
Andersons, Inc. (The)	32,353	1,132,031
BJ's Wholesale Club Holdings, Inc. *	55,216	3,653,091
SpartanNash Co.	51,863	1,568,337
Sprouts Farmers Market, Inc. *	99,140	3,209,162
United Natural Foods, Inc. *	15,918	616,186
		10,178,807
Food Products — 1.8%
Darling Ingredients, Inc. *	44,104	2,760,469
Flowers Foods, Inc.	108,865	3,128,780
Hain Celestial Group, Inc. (The) *	21,730	351,591
Hostess Brands, Inc. *	35,440	795,274
Ingredion, Inc.	31,422	3,077,156
John B Sanfilippo & Son, Inc.	2,682	218,100
Pilgrim's Pride Corp. *	50,226	1,191,863
Post Holdings, Inc. *	15,180	1,370,147
Simply Good Foods Co. (The) *	22,125	841,414
TreeHouse Foods, Inc. *	13,186	651,125
		14,385,919
Gas Utilities — 0.8%
New Jersey Resources Corp.	24,249	1,203,235
Southwest Gas Holdings, Inc.	20,637	1,277,018
Spire, Inc.	7,134	491,247
UGI Corp.	94,855	3,516,275
		6,487,775
Health Care Equipment & Supplies — 4.1%
Avanos Medical, Inc. *	11,933	322,907
CONMED Corp.	6,560	581,478
Cutera, Inc. *	4,362	192,888
Envista Holdings Corp. *	94,429	3,179,424
Glaukos Corp. *	20,803	908,675
Globus Medical, Inc., Class A *	20,334	1,510,206
Haemonetics Corp. *	30,061	2,364,298
Heska Corp. *	2,782	172,929
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Exchange-Traded Funds	December 31, 2022

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Health Care Equipment & Supplies — continued
Integer Holdings Corp. *	8,530	583,964
Integra LifeSciences Holdings Corp. *	18,759	1,051,817
Lantheus Holdings, Inc. *	73,437	3,742,349
LivaNova plc *	11,561	642,098
Masimo Corp. *	27,727	4,102,210
Meridian Bioscience, Inc. *	15,339	509,408
Merit Medical Systems, Inc. *	13,310	939,952
Neogen Corp. *	117,786	1,793,881
NuVasive, Inc. *	46,048	1,899,019
Omnicell, Inc. *	11,009	555,074
Orthofix Medical, Inc. *	12,847	263,749
Penumbra, Inc. *	6,486	1,442,876
Shockwave Medical, Inc. *	9,724	1,999,352
Tandem Diabetes Care, Inc. *	67,801	3,047,655
Varex Imaging Corp. *	10,628	215,748
		32,021,957
Health Care Providers & Services — 2.2%
Acadia Healthcare Co., Inc. *	23,321	1,919,785
Addus HomeCare Corp. *	3,978	395,771
Amedisys, Inc. *	21,951	1,833,787
AMN Healthcare Services, Inc. *	5,539	569,520
Chemed Corp.	4,362	2,226,496
Encompass Health Corp.	25,045	1,497,941
Enhabit, Inc. *	12,544	165,079
Ensign Group, Inc. (The)	13,405	1,268,247
Fulgent Genetics, Inc. *	40,170	1,196,263
HealthEquity, Inc. *	39,522	2,436,136
LHC Group, Inc. *	8,784	1,420,285
ModivCare, Inc. *	12,014	1,078,016
Option Care Health, Inc. *	36,083	1,085,737
R1 RCM, Inc. *	30,719	336,373
RadNet, Inc. *	11,366	214,022
		17,643,458
Health Care Technology — 0.5%
HealthStream, Inc. *	7,848	194,944
NextGen Healthcare, Inc. *	149,097	2,800,042
Veradigm, Inc. *	51,512	908,672
		3,903,658
Hotels, Restaurants & Leisure — 2.4%
BJ's Restaurants, Inc. *	6,207	163,741
Bloomin' Brands, Inc.	20,089	404,191
Boyd Gaming Corp.	22,189	1,209,966
Brinker International, Inc. *	35,973	1,147,898
INVESTMENTS	SHARES	VALUE($)

Hotels, Restaurants & Leisure — continued
Cheesecake Factory, Inc. (The)	14,538	461,000
Churchill Downs, Inc.	6,660	1,408,124
Cracker Barrel Old Country Store, Inc.	4,377	414,677
Dave & Buster's Entertainment, Inc. *	13,505	478,617
Dine Brands Global, Inc.	19,148	1,236,961
Golden Entertainment, Inc. *	9,068	339,143
Jack in the Box, Inc.	6,660	454,412
Light & Wonder, Inc. *	16,466	964,908
Marriott Vacations Worldwide Corp.	10,813	1,455,322
Papa John's International, Inc.	6,486	533,863
Ruth's Hospitality Group, Inc.	6,002	92,911
Six Flags Entertainment Corp. *	47,085	1,094,726
Texas Roadhouse, Inc.	15,778	1,435,009
Travel + Leisure Co.	30,968	1,127,235
Wendy's Co. (The)	34,234	774,715
Wyndham Hotels & Resorts, Inc.	50,400	3,594,024
		18,791,443
Household Durables — 1.6%
Cavco Industries, Inc. *	2,134	482,818
Helen of Troy Ltd. *	6,471	717,699
KB Home	24,059	766,279
La-Z-Boy, Inc.	12,199	278,381
Meritage Homes Corp. *	9,896	912,411
Taylor Morrison Home Corp. *	34,254	1,039,609
Tempur Sealy International, Inc.	51,348	1,762,777
Toll Brothers, Inc.	78,711	3,929,253
Tri Pointe Homes, Inc. *	136,783	2,542,796
Tupperware Brands Corp. *	14,632	60,576
Universal Electronics, Inc. *	7,288	151,663
		12,644,262
Household Products — 0.5%
Central Garden & Pet Co. *	27,389	1,025,718
Central Garden & Pet Co., Class A *	55,126	1,973,511
Energizer Holdings, Inc.	17,573	589,574
		3,588,803
Insurance — 3.4%
American Financial Group, Inc.	23,925	3,284,424
Assured Guaranty Ltd.	11,212	698,059
CNO Financial Group, Inc.	32,991	753,844
Employers Holdings, Inc.	8,046	347,024
First American Financial Corp.	43,877	2,296,522
Hanover Insurance Group, Inc. (The)	9,845	1,330,355
Horace Mann Educators Corp.	10,614	396,645
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2022	J.P. Morgan Exchange-Traded Funds	9

JPMorgan Market Expansion Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF  December 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Insurance — continued
James River Group Holdings Ltd.	43,128	901,806
Kinsale Capital Group, Inc.	4,720	1,234,374
Mercury General Corp.	7,020	240,084
Old Republic International Corp.	75,830	1,831,295
Palomar Holdings, Inc. *	6,207	280,308
Primerica, Inc.	7,090	1,005,504
Reinsurance Group of America, Inc.	18,121	2,574,813
RenaissanceRe Holdings Ltd. (Bermuda)	15,805	2,911,755
RLI Corp.	16,589	2,177,638
Stewart Information Services Corp.	26,324	1,124,825
Unum Group	77,993	3,200,053
		26,589,328
Interactive Media & Services — 0.3%
QuinStreet, Inc. *	35,425	508,349
TripAdvisor, Inc. *	25,445	457,501
Yelp, Inc. *	17,852	488,073
Ziff Davis, Inc. *	12,957	1,024,899
		2,478,822
IT Services — 1.9%
Concentrix Corp.	13,784	1,835,477
Euronet Worldwide, Inc. *	4,068	383,938
EVERTEC, Inc. (Puerto Rico)	16,450	532,651
ExlService Holdings, Inc. *	9,304	1,576,377
Genpact Ltd.	94,229	4,364,688
Maximus, Inc.	17,309	1,269,269
Perficient, Inc. *	9,232	644,670
Sabre Corp. *	93,976	580,772
TTEC Holdings, Inc.	18,869	832,689
Unisys Corp. *	32,152	164,297
WEX, Inc. *	17,669	2,891,532
		15,076,360
Leisure Products — 0.7%
Brunswick Corp.	23,769	1,713,270
Mattel, Inc. *	89,524	1,597,108
Polaris, Inc.	15,267	1,541,967
YETI Holdings, Inc. *	18,311	756,427
		5,608,772
Life Sciences Tools & Services — 0.8%
Azenta, Inc. *	20,709	1,205,678
Bruker Corp.	26,414	1,805,397
Medpace Holdings, Inc. *	7,044	1,496,216
INVESTMENTS	SHARES	VALUE($)

Life Sciences Tools & Services — continued
Repligen Corp. *	4,911	831,481
Syneos Health, Inc. *	23,769	871,847
		6,210,619
Machinery — 4.9%
3D Systems Corp. *	18,595	137,603
AGCO Corp.	30,621	4,246,827
Alamo Group, Inc.	6,667	944,047
Chart Industries, Inc. *	9,232	1,063,803
Crane Holdings Co.	31,923	3,206,665
Esab Corp.	11,427	536,155
Federal Signal Corp.	15,351	713,361
Flowserve Corp.	34,961	1,072,603
Franklin Electric Co., Inc.	31,896	2,543,706
Graco, Inc.	45,971	3,092,009
Hillenbrand, Inc.	28,037	1,196,339
ITT, Inc.	44,786	3,632,145
John Bean Technologies Corp.	7,946	725,708
Kennametal, Inc.	22,135	532,568
Lincoln Electric Holdings, Inc.	11,306	1,633,604
Lindsay Corp.	2,792	454,677
Middleby Corp. (The) *	14,991	2,007,295
Mueller Industries, Inc.	15,439	910,901
Oshkosh Corp.	32,453	2,862,030
SPX Technologies, Inc. *	13,130	861,985
Standex International Corp.	19,992	2,047,381
Terex Corp.	18,954	809,715
Timken Co. (The)	25,501	1,802,156
Titan International, Inc. *	15,180	232,558
Toro Co. (The)	7,676	868,923
		38,134,764
Marine — 0.2%
Kirby Corp. *	16,127	1,037,772
Matson, Inc.	11,933	745,932
		1,783,704
Media — 0.5%
AMC Networks, Inc., Class A *	8,331	130,547
Cable One, Inc.	2,606	1,855,107
EW Scripps Co. (The), Class A *	15,529	204,828
Gannett Co., Inc. *	35,322	71,704
John Wiley & Sons, Inc., Class A	11,266	451,316
New York Times Co. (The), Class A	43,938	1,426,227
		4,139,729
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Exchange-Traded Funds	December 31, 2022

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Metals & Mining — 2.8%
Alcoa Corp.	41,206	1,873,637
Arconic Corp. *	41,362	875,220
ATI, Inc. *	49,314	1,472,516
Cleveland-Cliffs, Inc. *	129,418	2,084,924
Commercial Metals Co.	54,974	2,655,244
Haynes International, Inc.	10,099	461,423
Materion Corp.	10,183	891,114
Reliance Steel & Aluminum Co.	23,513	4,759,972
Royal Gold, Inc.	4,516	509,044
Steel Dynamics, Inc.	57,114	5,580,038
SunCoke Energy, Inc.	72,689	627,306
United States Steel Corp.	15,305	383,390
		22,173,828
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
Annaly Capital Management, Inc.	113,290	2,388,153
Ellington Financial, Inc.	12,827	158,670
KKR Real Estate Finance Trust, Inc.	96,432	1,346,191
Ready Capital Corp. (a)	27,468	305,994
Redwood Trust, Inc.	29,023	196,195
		4,395,203
Multiline Retail — 0.7%
Big Lots, Inc. (a)	11,112	163,346
Kohl's Corp.	64,010	1,616,253
Macy's, Inc.	145,029	2,994,849
Nordstrom, Inc.	28,296	456,697
Ollie's Bargain Outlet Holdings, Inc. *	9,232	432,427
		5,663,572
Multi-Utilities — 0.1%
NorthWestern Corp.	18,719	1,110,785
Oil, Gas & Consumable Fuels — 3.1%
Antero Midstream Corp.	74,623	805,182
Antero Resources Corp. *	30,672	950,525
Callon Petroleum Co. *	11,127	412,701
Civitas Resources, Inc.	18,869	1,093,081
CONSOL Energy, Inc.	12,810	832,650
Dorian LPG Ltd.	7,498	142,087
DT Midstream, Inc.	14,532	803,038
Equitrans Midstream Corp.	103,504	693,477
Green Plains, Inc. *	29,248	892,064
HF Sinclair Corp.	48,466	2,514,901
Matador Resources Co.	42,558	2,436,020
Murphy Oil Corp.	38,095	1,638,466
PBF Energy, Inc., Class A	22,189	904,868
INVESTMENTS	SHARES	VALUE($)

Oil, Gas & Consumable Fuels — continued
PDC Energy, Inc.	43,950	2,789,946
Range Resources Corp.	77,660	1,943,053
REX American Resources Corp. *	13,024	414,945
SM Energy Co.	57,200	1,992,276
Southwestern Energy Co. *	457,071	2,673,865
Talos Energy, Inc. *	9,342	176,377
World Fuel Services Corp.	16,437	449,223
		24,558,745
Paper & Forest Products — 0.2%
Louisiana-Pacific Corp.	25,828	1,529,018
Personal Products — 0.7%
BellRing Brands, Inc. *	36,693	940,809
Coty, Inc., Class A *	77,215	660,960
Edgewell Personal Care Co.	15,280	588,891
elf Beauty, Inc. *	9,980	551,894
Inter Parfums, Inc.	4,954	478,160
Medifast, Inc.	12,499	1,441,760
Nu Skin Enterprises, Inc., Class A	13,584	572,702
USANA Health Sciences, Inc. *	2,987	158,908
		5,394,084
Pharmaceuticals — 0.9%
Innoviva, Inc. *	162,302	2,150,502
Jazz Pharmaceuticals plc *	22,279	3,549,268
Prestige Consumer Healthcare, Inc. *	15,280	956,528
Supernus Pharmaceuticals, Inc. *	12,847	458,252
		7,114,550
Professional Services — 2.4%
ASGN, Inc. *	15,180	1,236,866
CACI International, Inc., Class A *	12,321	3,703,569
FTI Consulting, Inc. *	9,313	1,478,905
Heidrick & Struggles International, Inc.	33,191	928,352
Insperity, Inc.	8,784	997,862
KBR, Inc.	69,967	3,694,258
Kelly Services, Inc., Class A	10,628	179,613
Korn Ferry	36,621	1,853,755
ManpowerGroup, Inc.	31,790	2,645,246
Resources Connection, Inc.	31,096	571,545
Science Applications International Corp.	13,300	1,475,369
		18,765,340
Real Estate Management & Development — 0.5%
Anywhere Real Estate, Inc. *	81,119	518,350
Cushman & Wakefield plc *	46,280	576,649
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2022	J.P. Morgan Exchange-Traded Funds	11

JPMorgan Market Expansion Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF  December 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Real Estate Management & Development — continued
Douglas Elliman, Inc.	16,466	67,017
Jones Lang LaSalle, Inc. *	15,127	2,410,790
RE/MAX Holdings, Inc., Class A	5,812	108,336
		3,681,142
Road & Rail — 1.5%
ArcBest Corp.	13,697	959,338
Avis Budget Group, Inc. *	12,598	2,065,190
Knight-Swift Transportation Holdings, Inc.	42,918	2,249,333
Landstar System, Inc.	19,407	3,161,400
Saia, Inc. *	6,750	1,415,340
Werner Enterprises, Inc.	25,385	1,022,000
XPO, Inc. *	28,935	963,246
		11,835,847
Semiconductors & Semiconductor Equipment — 4.0%
Axcelis Technologies, Inc. *	9,527	756,063
Cirrus Logic, Inc. *	42,948	3,198,767
Cohu, Inc. *	11,009	352,838
Diodes, Inc. *	10,728	816,830
First Solar, Inc. *	42,369	6,346,452
FormFactor, Inc. *	23,111	513,758
Ichor Holdings Ltd. *	35,520	952,646
Kulicke & Soffa Industries, Inc. (Singapore)	61,706	2,731,108
Lattice Semiconductor Corp. *	37,821	2,453,826
MaxLinear, Inc. *	18,821	638,973
MKS Instruments, Inc.	14,406	1,220,620
Photronics, Inc. *	15,649	263,373
Power Integrations, Inc.	15,439	1,107,285
Rambus, Inc. *	30,256	1,083,770
Semtech Corp. *	18,211	522,474
Silicon Laboratories, Inc. *	21,266	2,885,158
SiTime Corp. *	4,122	418,878
SMART Global Holdings, Inc. *	57,598	857,058
Synaptics, Inc. *	9,168	872,427
Ultra Clean Holdings, Inc. *	21,213	703,211
Universal Display Corp.	11,202	1,210,264
Veeco Instruments, Inc. *	1,825	33,908
Wolfspeed, Inc. *	17,669	1,219,868
		31,159,555
Software — 2.6%
ACI Worldwide, Inc. *	28,885	664,355
Adeia, Inc.	99,143	939,876
Alarm.com Holdings, Inc. *	5,659	280,007
Aspen Technology, Inc. *	7,753	1,592,466
INVESTMENTS	SHARES	VALUE($)

Software — continued
Blackbaud, Inc. *	12,662	745,285
Digital Turbine, Inc. *	34,882	531,602
Envestnet, Inc. *	29,152	1,798,678
Fair Isaac Corp. *	4,504	2,696,004
InterDigital, Inc.	8,594	425,231
LiveRamp Holdings, Inc. *	80,533	1,887,694
Manhattan Associates, Inc. *	17,473	2,121,222
NCR Corp. *	54,756	1,281,838
Paylocity Holding Corp. *	9,527	1,850,715
Progress Software Corp.	8,318	419,643
Qualys, Inc. *	8,684	974,605
SPS Commerce, Inc. *	8,430	1,082,665
Teradata Corp. *	27,837	936,994
Xperi, Inc. *	39,654	341,421
		20,570,301
Specialty Retail — 3.4%
Aaron's Co., Inc. (The)	8,960	107,072
Abercrombie & Fitch Co., Class A *	15,828	362,619
American Eagle Outfitters, Inc.	56,223	784,873
Asbury Automotive Group, Inc. *	5,264	943,572
AutoNation, Inc. *	32,553	3,492,937
Bed Bath & Beyond, Inc. * (a)	29,013	72,823
Boot Barn Holdings, Inc. *	7,782	486,531
Caleres, Inc.	12,662	282,109
Cato Corp. (The), Class A	5,264	49,113
Chico's FAS, Inc. *	28,385	139,654
Children's Place, Inc. (The) *	4,003	145,789
Conn's, Inc. *	3,530	24,286
Designer Brands, Inc., Class A	18,400	179,952
Dick's Sporting Goods, Inc.	17,877	2,150,424
Five Below, Inc. *	11,461	2,027,107
Foot Locker, Inc.	30,619	1,157,092
GameStop Corp., Class A * (a)	58,550	1,080,833
Genesco, Inc. *	4,168	191,811
Group 1 Automotive, Inc.	4,716	850,625
Guess?, Inc. (a)	12,847	265,804
Haverty Furniture Cos., Inc.	4,453	133,145
Hibbett, Inc.	4,362	297,576
Lithia Motors, Inc., Class A	6,945	1,421,919
Murphy USA, Inc.	6,002	1,677,799
ODP Corp. (The) *	14,768	672,535
Rent-A-Center, Inc.	31,705	714,948
RH *	4,068	1,086,929
Sally Beauty Holdings, Inc. *	57,460	719,399
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Exchange-Traded Funds	December 31, 2022

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Specialty Retail — continued
Shoe Carnival, Inc.	5,154	123,232
Signet Jewelers Ltd.	15,439	1,049,852
Sleep Number Corp. *	6,112	158,790
Urban Outfitters, Inc. *	18,695	445,876
Williams-Sonoma, Inc.	22,368	2,570,531
Zumiez, Inc. *	22,663	492,694
		26,360,251
Technology Hardware, Storage & Peripherals — 0.1%
Diebold Nixdorf, Inc. *	23,211	32,959
Xerox Holdings Corp.	57,698	842,391
		875,350
Textiles, Apparel & Luxury Goods — 1.6%
Capri Holdings Ltd. *	41,895	2,401,422
Carter's, Inc.	8,784	655,374
Columbia Sportswear Co.	2,234	195,654
Crocs, Inc. *	17,114	1,855,671
Deckers Outdoor Corp. *	7,676	3,063,952
G-III Apparel Group Ltd. *	11,461	157,130
Kontoor Brands, Inc.	15,070	602,649
Oxford Industries, Inc.	4,068	379,056
Skechers U.S.A., Inc., Class A *	47,668	1,999,673
Steven Madden Ltd.	21,880	699,285
Unifi, Inc. *	5,812	50,041
Wolverine World Wide, Inc.	21,915	239,531
		12,299,438
Thrifts & Mortgage Finance — 1.3%
Axos Financial, Inc. *	35,143	1,343,165
Capitol Federal Financial, Inc.	29,924	258,843
Essent Group Ltd.	48,352	1,879,926
MGIC Investment Corp.	77,313	1,005,069
Mr. Cooper Group, Inc. *	28,487	1,143,183
New York Community Bancorp, Inc.	135,032	1,161,275
NMI Holdings, Inc., Class A *	59,765	1,249,089
Walker & Dunlop, Inc.	15,070	1,182,694
WSFS Financial Corp.	17,015	771,460
		9,994,704
Tobacco — 0.1%
Vector Group Ltd.	32,190	381,773
Trading Companies & Distributors — 1.7%
Boise Cascade Co.	17,473	1,199,871
DXP Enterprises, Inc. *	3,430	94,497
GATX Corp.	2,136	227,142
INVESTMENTS	SHARES	VALUE($)

Trading Companies & Distributors — continued
GMS, Inc. *	47,325	2,356,785
MSC Industrial Direct Co., Inc., Class A	12,393	1,012,508
NOW, Inc. *	219,562	2,788,437
Univar Solutions, Inc. *	94,811	3,014,990
Veritiv Corp.	3,858	469,557
Watsco, Inc.	8,818	2,199,209
		13,362,996
Water Utilities — 0.7%
American States Water Co.	9,571	885,796
California Water Service Group	12,662	767,824
Essential Utilities, Inc.	88,037	4,202,006
		5,855,626
Wireless Telecommunication Services — 0.2%
Gogo, Inc. *	60,485	892,759
Shenandoah Telecommunications Co.	12,847	204,010
Telephone and Data Systems, Inc.	55,674	584,020
		1,680,789
Total Common Stocks (Cost $613,716,259)		780,037,111
Short-Term Investments — 0.7%
Investment Companies — 0.5%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.12% (b) (c) (Cost $4,220,087)	4,220,087	4,220,087
Investment of Cash Collateral from Securities Loaned — 0.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.12% (b) (c) (Cost $1,712,939)	1,712,939	1,712,939
Total Short-Term Investments (Cost $5,933,026)		5,933,026
Total Investments — 99.9% (Cost $619,649,285)		785,970,137
Other Assets Less Liabilities — 0.1%		563,109
NET ASSETS — 100.0%		786,533,246

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2022	J.P. Morgan Exchange-Traded Funds	13

JPMorgan Market Expansion Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF  December 31, 2022  (Unaudited) (continued)
Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at December 31, 2022. The total value of securities on loan at December 31, 2022 is $1,663,580.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of December 31, 2022.
Futures contracts outstanding as of December 31, 2022:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 E-Mini Index	9	03/17/2023	USD	797,040	(18,244)
S&P Midcap 400 E-Mini Index	11	03/17/2023	USD	2,687,630	(47,344)
					(65,588)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan Exchange-Traded Funds	December 31, 2022

STATEMENT OF ASSETS AND LIABILITIES
AS OF  December 31, 2022   (Unaudited)

JPMorgan Market Expansion Enhanced Equity ETF
ASSETS:
Investments in non-affiliates, at value	$780,037,111
Investments in affiliates, at value	4,220,087
Investments of cash collateral received from securities loaned, at value (See Note 2.B.)	1,712,939
Deposits at broker for futures contracts	401,000
Receivables:
Due from custodian	473,787
Investment securities sold	3,794,541
Dividends from non-affiliates	953,298
Dividends from affiliates	477
Securities lending income (See Note 2.B.)	7,150
Other assets	30,629
Total Assets	791,631,019
LIABILITIES:
Payables:
Investment securities purchased	3,162,711
Collateral received on securities loaned (See Note 2.B.)	1,712,939
Variation margin on futures contracts	16,611
Accrued liabilities:
Investment advisory fees	91,117
Administration fees	52,767
Printing and mailing costs	17,775
Other	43,853
Total Liabilities	5,097,773
Net Assets	$786,533,246
NET ASSETS:
Paid-in-Capital	$596,656,288
Total distributable earnings (loss)	189,876,958
Total Net Assets	$786,533,246
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	17,073,634
Net asset value, per share	$46.07
Cost of investments in non-affiliates	$613,716,259
Cost of investments in affiliates	4,220,087
Investment securities on loan, at value (See Note 2.B.)	1,663,580
Cost of investment of cash collateral (See Note 2.B.)	1,712,939
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2022	J.P. Morgan Exchange-Traded Funds	15

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED  December 31, 2022   (Unaudited)

JPMorgan Market Expansion Enhanced Equity ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$89,661
Dividend income from non-affiliates	6,258,903
Dividend income from affiliates	370,570
Income from securities lending (net) (See Note 2.B.)	72,366
Total investment income	6,791,500
EXPENSES:
Investment advisory fees	1,073,394
Administration fees	322,020
Custodian and accounting fees	20,786
Professional fees	25,343
Trustees’ and Chief Compliance Officer’s fees	13,548
Printing and mailing costs	54,960
Registration and filing fees	31,167
Other	16,283
Total expenses	1,557,501
Less fees waived	(51,128)
Less expense reimbursements	(492,514)
Net expenses	1,013,859
Net investment income (loss)	5,777,641
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	21,816,949
In-kind redemptions of investments in non-affiliates (See Note 4)	27,352,786
Futures contracts	1,544,938
Net realized gain (loss)	50,714,673
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	4,350,211
Futures contracts	1,191,099
Change in net unrealized appreciation/depreciation	5,541,310
Net realized/unrealized gains (losses)	56,255,983
Change in net assets resulting from operations	$62,033,624
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan Exchange-Traded Funds	December 31, 2022

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED

	JPMorgan Market Expansion Enhanced Equity ETF
	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022 (a)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$5,777,641	$12,427,409
Net realized gain (loss)	50,714,673	99,215,056
Change in net unrealized appreciation/depreciation	5,541,310	(248,681,340)
Change in net assets resulting from operations	62,033,624	(137,038,875)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(52,218,515)	(176,087,906)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(57,275,249)	26,187,530
NET ASSETS:
Change in net assets	(47,460,140)	(286,939,251)
Beginning of period	833,993,386	1,120,932,637
End of period	$786,533,246	$833,993,386

(a)
JPMorgan Market Expansion Enhanced Equity ETF acquired all of the assets and liabilities of the JPMorgan Market Expansion Enhanced Index Fund ("Predecessor Fund") in a reorganization that occurred as of the close of business on May 6, 2022. The Predecessor Fund’s Class R6 Shares performance and financial history have been adopted by JPMorgan Market Expansion Enhanced Equity ETF and will be used going forward. As a result, the information prior to the close of business on May 6, 2022, reflects that of the Predecessor Fund's Class R6 Shares. The Predecessor Fund's Class A Shares, Class C Shares, Class I Shares and Class R2 Shares ceased operations as of the date of the reorganization. (See Note 1).
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2022	J.P. Morgan Exchange-Traded Funds	17

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

	JPMorgan Market Expansion Enhanced Equity ETF
	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022(a)
CAPITAL TRANSACTIONS: (b)
Proceeds from shares issued	$5,076,106	$16,072,047
Distributions reinvested	—	123,329,499
Cost of shares redeemed	(62,351,355)	(53,645,989)
Change in net assets resulting from capital transactions	(57,275,249)	85,755,557
Class A
Proceeds from shares issued	—	7,213,239
Distributions reinvested	—	17,945,255
Cost of shares redeemed	—	(41,770,683)
Change in net assets resulting from Class A capital transactions	—	(16,612,189)
Class C
Proceeds from shares issued	—	1,510,970
Distributions reinvested	—	3,548,357
Cost of shares redeemed	—	(11,945,898)
Change in net assets resulting from Class C capital transactions	—	(6,886,571)
Class I
Proceeds from shares issued	—	32,169,494
Distributions reinvested	—	23,772,565
Cost of shares redeemed	—	(83,394,480)
Change in net assets resulting from Class I capital transactions	—	(27,452,421)
Class R2
Proceeds from shares issued	—	2,031,211
Distributions reinvested	—	1,950,085
Cost of shares redeemed	—	(12,598,142)
Change in net assets resulting from Class R2 capital transactions	—	(8,616,846)
Total change in net assets resulting from capital transactions	$(57,275,249)	$26,187,530

(a)
JPMorgan Market Expansion Enhanced Equity ETF acquired all of the assets and liabilities of the JPMorgan Market Expansion Enhanced Index Fund ("Predecessor Fund") in a reorganization that occurred as of the close of business on May 6, 2022. The Predecessor Fund’s Class R6 Shares performance and financial history have been adopted by JPMorgan Market Expansion Enhanced Equity ETF and will be used going forward. As a result, the information prior to the close of business on May 6, 2022, reflects that of the Predecessor Fund's Class R6 Shares. The Predecessor Fund's Class A Shares, Class C Shares, Class I Shares and Class R2 Shares ceased operations as of the date of the reorganization. (See Note 1).
(b)
Reflects reorganization from JPMorgan Market Expansion Enhanced Index Fund on May 6, 2022. See Note 1.
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan Exchange-Traded Funds	December 31, 2022

	JPMorgan Market Expansion Enhanced Equity ETF
	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022(a)
SHARES TRANSACTIONS: (b)
Issued	100,000	267,214
Reinvested	—	2,224,181
Redeemed	(1,225,000)	(1,008,937)
Change in Shares	(1,125,000)	1,482,458
Class A
Issued	—	120,263
Reinvested	—	322,868
Redeemed	—	(750,550)
Change in Class A Shares	—	(307,419)
Class C
Issued	—	23,706
Reinvested	—	63,214
Redeemed	—	(204,223)
Change in Class C Shares	—	(117,303)
Class I
Issued	—	541,296
Reinvested	—	427,319
Redeemed	—	(1,480,505)
Change in Class I Shares	—	(511,890)
Class R2
Issued	—	32,990
Reinvested	—	34,939
Redeemed	—	(230,081)
Change in Class R2 Shares	—	(162,152)

(a)
JPMorgan Market Expansion Enhanced Equity ETF acquired all of the assets and liabilities of the JPMorgan Market Expansion Enhanced Index Fund ("Predecessor Fund") in a reorganization that occurred as of the close of business on May 6, 2022. The Predecessor Fund’s Class R6 Shares performance and financial history have been adopted by JPMorgan Market Expansion Enhanced Equity ETF and will be used going forward. As a result, the information prior to the close of business on May 6, 2022, reflects that of the Predecessor Fund's Class R6 Shares. The Predecessor Fund's Class A Shares, Class C Shares, Class I Shares and Class R2 Shares ceased operations as of the date of the reorganization. (See Note 1).
(b)
Reflects reorganization from JPMorgan Market Expansion Enhanced Index Fund on May 6, 2022. See Note 1.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2022	J.P. Morgan Exchange-Traded Funds	19

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance (a)
		Investment operations			Distributions
	Net asset value beginning of period	Net investment income loss(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total Distributions
JPMorgan Market Expansion Enhanced Equity ETF (g)
Six Months Ended December 31, 2022 (Unaudited)	$45.83	$0.36	$2.93	$3.29	$(0.66)	$(2.39)	$(3.05)
Year Ended June 30, 2022	62.87	0.70	(8.03)	(7.33)	(0.66)	(9.05)	(9.71)
Year Ended June 30, 2021	41.41	0.63	23.22	23.85	(0.63)	(1.76)	(2.39)
Year Ended June 30, 2020	48.77	0.63	(4.82)	(4.19)	(0.68)	(2.49)	(3.17)
October 1, 2018 through June 30, 2019	58.92	0.54	(4.01)	(3.47)	(0.68)	(6.00)	(6.68)
Year Ended June 30, 2019	57.67	0.63	(3.24)	(2.61)	(0.44)	(5.95)	(6.39)
Year Ended June 30, 2018	56.41	0.63	7.16	7.79	(0.48)	(6.05)	(6.53)

(a)	Per Share amounts reflect the conversion of the Predecessor Fund into the Fund as of the close of business on May 6, 2022. See Note 1.
(b)	Annualized for periods less than one year, unless otherwise noted.
(c)	Calculated based upon average shares outstanding.
(d)	Not annualized for periods less than one year.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)
JPMorgan Market Expansion Enhanced Equity ETF acquired all of the assets and liabilities of the JPMorgan Market Expansion Enhanced Index Fund (“Predecessor
Fund”) in a reorganization that occurred as of the close of business on May 6, 2022. Market price returns are calculated using the official closing price of the
JPMorgan Market Expansion Enhanced Equity ETF on the listing exchange as of the time that the JPMorgan Market Expansion Enhanced Equity ETF's NAV is
calculated. Prior to the JPMorgan Market Expansion Enhanced Equity ETF's listing on May 9, 2022, the NAV performance of the Class R6 and the Class I Shares of the Predecessor Fund are used as proxy market price returns.

(g)
JPMorgan Market Expansion Enhanced Equity ETF (the “Fund”) acquired all of the assets and liabilities of the JPMorgan Market Expansion Enhanced Index Fund
(“Predecessor Fund”) in a reorganization that occurred as of the close of business on May 6, 2022. Performance and financial history of the Predecessor Fund’s
Class R6 Shares have been adopted by the Fund and will be used going forward. As a result, the financial highlight information reflects that of the Predecessor
Fund’s Class R6 Shares for the period October 1, 2018 (“Predecessor Fund's Class R6 Shares inception date”) up through the reorganization and the Predecessor
Fund's Class I Shares for the periods July 1, 2017 through June 30, 2018 and July 1, 2018 through June 30, 2019.

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan Exchange-Traded Funds	December 31, 2022

		Ratios/Supplemental data
					Ratios to average net assets (b)
Net asset value, end of period	Market price, end of period	Total Return(d) (e)	Market price total return(d) (f)	Net assets, end of period	Net expenses	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(d)

$46.07	$46.05	7.19%	7.16%	$786,533,246	0.24%	1.45%	0.36%	18%
45.83	45.82	(13.80)	(13.81)	833,993,386	0.25	1.21	0.36	27
62.87	62.87	58.97	58.97	766,008,977	0.25	1.18	0.35	35
41.41	41.41	(9.65)	(9.65)	500,129,035	0.25	1.45	0.36	49
48.77	48.77	(4.81)	(4.81)	512,511,625	0.25	1.51	0.37	36
48.67	48.67	(3.56)	(3.56)	264,414,719	0.34	1.14	0.61	36
57.67	57.67	14.31	14.31	864,315,757	0.35	1.10	0.61	33
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2022	J.P. Morgan Exchange-Traded Funds	21

NOTES TO FINANCIAL STATEMENTS
AS OF   December 31, 2022  (Unaudited)
1. Organization
J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) was formed on February 25, 2010, and is governed by a Declaration of Trust as amended and restated February 19, 2014, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. JPMorgan Market Expansion Enhanced Equity ETF (the “Fund”) is a separate diversified series of the Trust covered in this report.
As of the close of business on May 6, 2022 (the "Closing Date"), pursuant to an Agreement and Plan of Reorganization and Liquidation previously approved by the Board of Trustees of the Trust (the “Board”), JPMorgan Market Expansion Enhanced Index Fund (a mutual fund) (the “Acquired Fund” or “Market Expansion Enhanced Index Fund”), a series of JPMorgan Trust II, was reorganized (the "Reorganization") into the Fund, a newly created exchange-traded fund. Following the Reorganization, the Acquired Fund’s performance (Class R6 Shares) and financial history were adopted by the Fund. In connection with the Reorganization, each shareholder of the Acquired Fund (except as noted below) received shares of the Fund equal in value to the number of shares of the Acquired Fund they owned on the Closing Date, including a cash payment in lieu of fractional shares of the Fund, which cash payment might have been taxable. Shareholders of the Acquired Fund who did not hold their shares through a brokerage account that could accept shares of the Fund on the Closing Date had their Acquired Fund shares liquidated, and such shareholders received cash equal in value to their Acquired Fund shares, which cash payment might have been taxable. Shareholders of the Acquired Fund who held their shares through a fund direct individual retirement account and did not take action prior to the Reorganization had their Acquired Fund shares exchanged for Morgan Shares of JPMorgan U.S. Government Money Market Fund equal in value to their Acquired Fund shares. The Fund has the same investment adviser, investment objective and fundamental investment policies and substantially similar investment strategies as the Acquired Fund. Effective as of the close of business on the Closing Date, the Acquired Fund ceased operations in connection with the consummation of the Reorganization.
Costs incurred by the Fund and the Acquired Fund associated with the Reorganization (including the legal costs associated with the Reorganization) were borne by the Adviser by waiving fees or reimbursing expenses to offset the costs incurred by the Fund and Acquired Fund associated with the Reorganization, including any brokerage fees and expenses incurred by the Fund and Acquired Fund related to the disposition and acquisition of assets as part of a Reorganization. Brokerage fees and expenses related to the disposition and acquisition of assets (including any disposition to raise cash to pay redemption proceeds) that were incurred in the ordinary course of business were borne by the Fund and the Acquired Fund. The management fee of the Fund is the same as the management fee of the Acquired Fund. The total annual fund operating expenses of the Fund are expected to be lower than the net expenses of each share class of the Acquired Fund after taking into consideration the expense limitation agreement the Adviser has entered into with the Fund for a term ending on June 30, 2025. The Reorganization did not result in the material change to the Acquired Fund's portfolio holdings. There are no material differences in accounting policies of the Acquired Fund as compared to those of the Fund.
The Fund did not purchase or sell securities following the Reorganization for purposes of realigning its investment portfolio. Accordingly, the Reorganization of the Acquired Fund did not affect the Fund’s portfolio turnover ratio for the six months ended December 31, 2022.
The investment objective of the Fund is to seek to provide investment results that correspond to or incrementally exceed the total return performance of an index that tracks the performance of the small- and mid-capitalization equity markets.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Fund.
Shares of the Fund are listed and traded at market price on the NYSE Arca. Market prices for the Fund’s shares may be different from its net asset value (“NAV”). The Fund issues and redeems its shares on a continuous basis, through JPMorgan Distribution Services, Inc. (the “Distributor” or “JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, at NAV in large blocks of shares, referred to as “Creation Units". Creation Units are issued and redeemed principally in-kind for a basket of securities. A cash amount may be substituted if the Fund has sizable exposure to market or sponsor restricted securities. Shares are generally traded in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Only individuals or institutions that have entered into an authorized participant agreement with the Distributor may do business directly with the Fund (each, an “Authorized Participant”).
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

22	J.P. Morgan Exchange-Traded Funds	December 31, 2022

A. Valuation of Investments — Investments are valued in accordance with GAAP and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the NAV of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$785,970,137	$—	$—	$785,970,137
Depreciation in Other Financial Instruments
Futures Contracts (a)	$(65,588)	$—	$—	$(65,588)

(a)	Please refer to the SOI for specifics of portfolio holdings.

December 31, 2022	J.P. Morgan Exchange-Traded Funds	23

NOTES TO FINANCIAL STATEMENTS
AS OF   December 31, 2022  (Unaudited) (continued)
B. Securities Lending — The Fund is authorized to engage in securities lending in order to generate additional income. The Fund is able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Fund, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Fund retains the interest earned on cash collateral investments but is required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Fund). Upon termination of a loan, the Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Fund or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statement of Operations as Income from securities lending (net). The Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statement of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statement of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statement of Assets and Liabilities and details of collateral investments are disclosed on the SOI.
The Fund bears the risk of loss associated with the collateral investments and is not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount it earned on lending the security. Upon termination of a loan, the Fund may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
The following table presents the Fund's value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Fund as of December 31, 2022.
Investment Securities on Loan, at value, Presented on the Statement of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
$1,663,580	$(1,663,580)	$—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security.
JPMIM voluntarily waived management fees charged to the Fund to reduce the impact of the cash collateral investment in the JPMorgan U.S. Government Money Market Fund from 0.13% to 0.06%. For the six months ended December 31, 2022, JPMIM waived fees associated with the Fund's investment in the JPMorgan U.S. Government Money Market Fund as follows:
$1,035
The above waiver is included in the determination of earnings on cash collateral investment and in the calculation of Citibank’s compensation and is included on the Statement of Operations as Income from securities lending (net).

24	J.P. Morgan Exchange-Traded Funds	December 31, 2022

C. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. For the purposes of the financial statements, the Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the six months ended December 31, 2022
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2022	Shares at December 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.12% (a) (b)	$4,706,771	$13,744,189	$16,738,021	$—	$—	$1,712,939	1,712,939	$32,459*	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.12% (a) (b)	29,389,113	112,360,770	137,529,796	—	—	4,220,087	4,220,087	370,570	—
Total	$34,095,884	$126,104,959	$154,267,817	$—	$—	$5,933,026		$403,029	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2022.
*	Amount is included on the Statement of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).
D. Futures Contracts — The Fund used index futures contracts to gain or reduce exposure to the stock market, or maintain liquidity or minimize transaction costs. The Fund also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statement of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statement of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOI, while cash deposited, which is considered restricted, is recorded on the Statement of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statement of Assets and Liabilities.
The use of futures contracts exposes the Fund to equity price, foreign exchange and interest rate risks. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
The table below discloses the volume of the Fund's futures contracts activity during the six months ended December 31, 2022:

Futures Contracts:
Average Notional Balance Long	$26,129,210
Ending Notional Balance Long	3,484,670
E. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when a Fund first learns of the dividend.

December 31, 2022	J.P. Morgan Exchange-Traded Funds	25

NOTES TO FINANCIAL STATEMENTS
AS OF   December 31, 2022  (Unaudited) (continued)
To the extent such information is publicly available, the Fund records distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts of the components of distributions (and consequently its net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
F. Allocation of Income and Expenses — Expenses directly attributable to the Fund are charged directly to the Fund, while the expenses attributable to more than one fund of the Trust are allocated among the applicable funds.
G. Federal Income Taxes — The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Fund's tax positions for all open tax years and has determined that as of December 31, 2022, no liability for Federal income tax is required in the Fund's financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
H. Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid at least annually. Net realized capital gains, if any, are distributed at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of the Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate of 0.25% of the Fund’s average daily net assets.
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.E.
B. Administration Fee — Pursuant to an Administration Agreement, the Administrator provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of the Fund's average daily net assets, plus 0.050% of the Fund's average daily net assets between $10 billion and $20 billion, plus 0.025% of the Fund's average daily net assets between $20 billion and $25 billion, plus 0.010% of the Fund's average daily net assets in excess of $25 billion. For the six months ended December 31, 2022, the effective annualized rate was 0.075% of the Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in  Note 3.E.
JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Fund's sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the management fees payable to JPMIM.
C. Custodian, Accounting and Transfer Agent Fees — JPMCB provides portfolio custody, accounting and transfer agency services to the Fund. For performing these services, the Fund pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations. The amounts paid directly to JPMCB by the Fund for transfer agency services are included in Transfer agency  fees on the Statement of Operations.
Additionally, Authorized Participants generally pay transaction fees associated with the creation and redemption of Fund shares. These fees are used to offset certain custodian charges incurred by the Fund for these transactions.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statement of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statement of Operations.

26	J.P. Morgan Exchange-Traded Funds	December 31, 2022

D. Distribution Services — The Distributor or its agent distributes Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Fund. JPMDS receives no fees for their distribution services under the distribution agreement with the Trust (the “Distribution Agreement”). Although the Trust does not pay any fees under the Distribution Agreement, JPMIM pays JPMDS for certain distribution related services.
E. Waivers and Reimbursements — The Adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, costs of shareholder meetings, and extraordinary expenses) exceed 0.24% of the Fund’s average daily net assets.
For the six months ended December 31, 2022, the Fund's service providers waived fees and/or reimbursed expenses for the Fund as follows. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.
Contractual Waivers
Investment Advisory Fees	Contractual Reimbursements
$32,497	$491,669
Additionally, the Fund may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser has contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the fees and expenses of the affiliated money market funds incurred by the Fund because of the Fund’s investment in such affiliated money market funds. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund's investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments. None of these parties expect the Funds to repay any such waived fees and/ or reimbursed expenses in future years.
The amounts of these waivers resulting from investments in these money market funds for the six months ended December 31, 2022 was $18,631.
JPMIM voluntarily agreed to reimburse the Fund for the Trustee Fees paid to one of the interested Trustees. For the six months ended December 31, 2022, the amount of this reimbursement was $845.
F. Other — Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Fund pursuant to Rule 38a-1 under the 1940 Act. The Fund, along with certain other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statement of Operations.
The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
During the six months ended December 31, 2022,  purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.
The Securities and Exchange Commission ("SEC") has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the six months ended December 31, 2022, purchases and sales of investments (excluding short-term investments) were as follows:
Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
$145,760,596	$171,277,358
For the six months ended December 31, 2022, in-kind transactions associated with creations and redemptions were as follows:
In-Kind Purchases	In-Kind Sales
$4,904,100	$59,510,189

December 31, 2022	J.P. Morgan Exchange-Traded Funds	27

NOTES TO FINANCIAL STATEMENTS
AS OF   December 31, 2022  (Unaudited) (continued)
During the six months ended December 31, 2022, the Fund delivered portfolio securities for the redemption of Fund Shares (in-kind redemptions). Cash and portfolio securities were transferred for redemptions at fair value. For financial reporting purposes, the Fund recorded net realized gains and losses in connection with each in-kind redemption transaction.
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at December 31, 2022 were as follows:
Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$619,649,285	$230,515,953	$64,260,689	$166,255,264
At June 30, 2022, the Fund did not have any net capital loss carryforwards.
Net capital losses (gains) incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended June 30, 2022, the Fund deferred to July 1, 2022 the following net capital losses (gains) of:
Net Capital Losses (Gains)
Short-Term
$2,728,600
6. Capital Share Transactions
The Trust issues and redeems shares of the Fund only in Creation Units through the Distributor at NAV. Capital shares transactions detail can be found in the  Statement of Changes in Net Assets.
Shares of the Fund may only be purchased or redeemed by Authorized Participants. Such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Fund's shares outstanding and act as executing or clearing broker for investment transactions on behalf of the Fund. An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”); or (2) a DTC Participant; which, in either case, must have executed an agreement with the Distributor.
Creation Units of a Fund may be created in advance of receipt by the Trust of all or a portion of the applicable basket of equity securities and other instruments (“Deposit Instruments”) and cash as described in the Fund's registration statement. In these instances, the initial Deposit Instruments and cash must be deposited in an amount equal to the sum of the cash amount, plus at least 105% for the Fund of the market value of undelivered Deposit Instruments. A transaction fee may be imposed to offset transfer and other transaction costs associated with the purchase or redemption of Creation Units
7. Borrowings
Effective November 1, 2022, the Fund relies upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Fund because the Fund and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Fund had no borrowings outstanding from another fund, or loans outstanding to another fund, during the six months ended December 31, 2022.
8. Risks, Concentrations and Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

28	J.P. Morgan Exchange-Traded Funds	December 31, 2022

As of December 31, 2022, J.P. Morgan Investor Funds, which are affiliated funds of funds, each owned in the aggregate, shares representing more than 10% of the net assets of the Fund as follows:
J.P. Morgan Investor Funds
71.8%
Significant shareholder transactions by the Adviser may impact the Fund's performance.
Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the Shares (including through a trading halt), as well as other factors, may result in Shares trading significantly above (at a premium) or below (at a discount) to the NAV or to the intraday value of the Fund's holdings. During such periods, investors may incur significant losses if shares are sold.
The Fund is subject to infectious disease epidemics/pandemics risk. The worldwide outbreak of COVID-19 has negatively affected economies, markets and individual companies throughout the world. The effects of this COVID-19 pandemic to public health, and business and market conditions, including among other things, reduced consumer demand and economic output, supply chain disruptions and increased government spending may continue to have a significant negative impact on the performance of the Fund’s investments, increase the Fund’s volatility, negatively impact the Fund’s arbitrage and pricing mechanisms, exacerbate other pre-existing political, social and economic risks to the Fund and negatively impact broad segments of businesses and populations. In addition, governments, their regulatory agencies, or self-regulatory organizations have taken or may take actions in response to the pandemic that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could also have a significant negative impact on the Fund’s investment performance. The duration and extent of COVID-19 and associated economic and market conditions and uncertainty over the long-term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which the associated conditions impact a Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.

December 31, 2022	J.P. Morgan Exchange-Traded Funds	29

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited)
Hypothetical $1,000 Investment
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on your purchase and sales of Fund shares and (2) ongoing costs, primarily management fees. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these ongoing costs with the ongoing costs of investing in other funds. The examples assume that you had a $1,000 investment at the beginning of the reporting period, July 1, 2022, and continued to hold your shares at the end of the reporting period, December 31, 2022.
Actual Expenses
For the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of the Fund under the heading titled “Expenses Paid During the
Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The examples also assume all dividends and distributions have been reinvested. The examples do not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund.

	Beginning Account Value July 1, 2022	Ending Account Value December 31, 2022	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Market Expansion Enhanced Equity ETF
Actual	$1,000.00	$1,071.90	$1.25	0.24%
Hypothetical	1,000.00	1,024.00	1.22	0.24

*	Expenses are equal to Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

30	J.P. Morgan Exchange-Traded Funds	December 31, 2022

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J.P. Morgan Exchange-Traded Funds are distributed by JPMorgan Distribution Services, Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co.
Contact J.P. Morgan Exchange-Traded Funds at 1-844-457-6383 (844-4JPM ETF) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risks as well as charges and expenses of the fund before investing. The prospectus contains this and other information about the fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.
The Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its report on Form N-PORT. The Fund's Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The Fund's quarterly holdings can be found by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.
A description of the Fund's policies and procedures with respect to the disclosure of the Fund's holdings is available in its prospectus and Statement of Additional Information.
A copy of proxy policies and procedures is available without charge upon request by calling 1-844-457-6383 and on the Fund's website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Adviser. A copy of the Fund's voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Fund's website at www.jpmorganfunds.com no later than August 31 of each year. The Fund's proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2022. All rights reserved. December 2022.
SAN-CONV-ETF-1222

ITEM 2. CODE OF ETHICS.

Not applicable to a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to a semi-annual report.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant`s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2), exactly as set forth below:

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(1) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(2) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period.

Not applicable.

(b)	A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Exchange-Traded Fund Trust

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
March 2, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
March 2, 2023

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
March 2, 2023